As filed with the Securities and Exchange Commission on December 21, 2004
                                   Registration Nos. 333-28769; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 29                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                     James A. Shuchart, Esq.
        ING                                       ING
        1475 Dunwoody Drive                       1475 Dunwoody Drive
        West Chester, PA 19380-1478               West Chester, PA 19380-1478
        (610) 425-4139                            (610) 425-3563
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [X]  on December 22, 2004 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.
--------------------------------------------------------------------------------
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
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                                      PART A

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                           ING GOLDENSELECT ACCESS(R)
--------------------------------------------------------------------------------


                                                              December 22, 2004


      This prospectus describes ING GoldenSelect Access, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

             The investment portfolios are listed on the next page.
--------------------------------------------------------------------------------

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ING INVESTORS TRUST                                                  ING PARTNERS, INC.
  ING AIM Mid Cap Growth Portfolio (Class S)                           ING JP Morgan Fleming International Portfolio
  ING Alliance Mid Cap Growth Portfolio (Class S)                        (Service Class)
  ING American Funds Growth Portfolio                                  ING Salomon Brothers Aggressive Growth Portfolio
  ING American Funds Growth-Income Portfolio                             (Service Class)
  ING American Funds International Portfolio
  ING Capital Guardian Large Cap Value Portfolio                     ING VARIABLE INSURANCE TRUST
    (Class S)                                                          ING VP Worldwide Growth Portfolio
  ING Capital Guardian Managed Global Portfolio
    (Class S)                                                        ING VARIABLE PORTFOLIOS, INC.
  ING Capital Guardian Small Cap Portfolio (Class S)                   ING VP Index Plus LargeCap Portfolio (Class S)
  ING Developing World Portfolio (Class S)                             ING VP Index Plus MidCap Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio                       ING VP Index Plus SmallCap Portfolio (Class S)
    (Class S)
  ING Evergreen Health Sciences Portfolio (Class S)                  ING VARIABLE PRODUCTS TRUST
  ING Evergreen Omega Portfolio (Class S)                              ING VP Financial Services Portfolio (Class S)
  ING FMR(SM) Diversified Mid Cap Portfolio (Class S)                  ING VP MagnaCap Portfolio (Class S)
  ING Goldman Sachs Tollkeeper(SM) Portfolio                           ING VP MidCap Opportunities Portfolio (Class S)
    (Class S)                                                          ING VP SmallCap Opportunities Portfolio (Class S)
  ING Hard Assets Portfolio (Class S)
  ING International Portfolio (Class S)                              ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)
  ING Janus Special Equity Portfolio (Class S)
  ING Jennison Equity Opportunities Portfolio (Class S)              AIM VARIABLE INSURANCE FUNDS
  ING JPMorgan Small Cap Equity Portfolio (Class S)                    AIM V.I. Dent Demographic Trends Fund (Series II)
  ING Julius Baer Foreign Portfolio (Class S)                          AIM V.I. Leisure Fund (Series I)
  ING Legg Mason Value Portfolio (Class S)                             AIM V.I. Utilities Fund (Series I)
  ING LifeStyle Aggressive Growth Portfolio
  ING LifeStyle Growth Portfolio                                     FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
  ING LifeStyle Moderate Growth Portfolio                              Fidelity VIP Equity-Income Portfolio (Service Class 2)
  ING LifeStyle Moderate Portfolio                                     Fidelity VIP Growth Portfolio (Service Class 2)
  ING Liquid Assets Portfolio (Class S)
  ING Marsico Growth Portfolio (Class S)                             LIBERTY VARIABLE INSURANCE TRUST
  ING Mercury Focus Value Portfolio (Class S)                          Colonial Small Cap Value Fund
  ING Mercury LargeCap Growth Portfolio (Class S)
  ING MFS Mid Cap Growth Portfolio (Class S)                         PIONEER VARIABLE CONTRACTS TRUST
                                                                       Pioneer Fund VCT Portfolio (Class II)
  ING MFS Total Return Portfolio (Class S)                             Pioneer Mid Cap Value VCT Portfolio (Class II)
  ING Oppenheimer Main Street Portfolio (Class S)
  ING PIMCO Core Bond Portfolio (Class S)                            PROFUNDS VP
  ING PIMCO High Yield Portfolio (Class S)                             ProFund VP Bull
  ING Salomon Brothers All Cap Portfolio (Class S)                     ProFund VP Europe 30
  ING Salomon Brothers Investors Portfolio (Class S)                   ProFund VP Rising Rates Opportunity
  ING T. Rowe Price Capital Appreciation Portfolio                     ProFund VP Small-Cap
    (Class S)
  ING T. Rowe Price Equity Income Portfolio (Class S)                PRUDENTIAL SERIES FUND, INC.
  ING UBS U.S. Balanced Portfolio (Class S)                            Jennison Portfolio (Class II)
  ING Van Kampen Equity Growth Portfolio (Class S)                     SP William Blair International Growth Portfolio
  ING Van Kampen Global Franchise Portfolio (Class S)                    (Class II)
  ING Van Kampen Growth and Income Portfolio
    (Class S)
  ING Van Kampen Real Estate Portfolio (Class S)


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TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                     Page                                                             Page
Index of Special Terms..............................  ii           Death Benefit During the Accumulation Phase.......  37
Fees and Expenses...................................   1               Standard Death Benefit........................  38
Condensed Financial Information.....................   8               Enhanced Death Benefit Options................  38
  Accumulation Unit.................................   8               Earnings Multiplier Benefit Rider.............  40
  The Net Investment Factor.........................   8           Death Benefit During the Income Phase.............  41
  Performance Information...........................   8           Continuation After Death -- Spouse................  41
  Financial Statements..............................   9           Continuation After Death -- Not a Spouse..........  41
ING USA Annuity and Life Insurance Company..........   9           Required Distributions Upon Contract
ING USA Separate Account B..........................  10               Owner's Death.................................  42
The Trusts and Funds................................  10         The Annuity Options.................................  43
Restricted Funds....................................  10         Other Contract Provisions...........................  45
Covered Funds, Special Funds and Excluded                        Other Information...................................  47
  Funds.............................................  11         Federal Tax Considerations..........................  48
Charges and Fees....................................  12         Statement of Additional Information
  Charge Deduction Subaccount.......................  12           Table of Contents.................................  SAI-1
  Charges Deducted from the Contract Value..........  12         Appendix A
      No Surrender Charge...........................  12           Condensed Financial Information...................  A1
      Premium Taxes.................................  12         Appendix B
      Administrative Charge.........................  12           The Investment Portfolios.........................  B1
      Transfer Charge...............................  12         Appendix C
  Charges Deducted from the Subaccounts.............  12           Fixed Account I...................................  C1
      Mortality and Expense Risk Charge.............  12         Appendix D
      Asset-Based Administrative Charge.............  13           Fixed Interest Division...........................  D1
      Earnings Multiplier Benefit Charge............  13         Appendix E
      Optional Rider Charges........................  13           Secial Funds and Excluded Funds Examples..........  E1
  Trust and Fund Expenses...........................  14         Appendix F
The Annuity Contract................................  14           MGWB Excess Withdrawal Amount Examples............  F1
  Contract Date and Contract Year ..................  14         Appendix G
  Contract Owner....................................  14           Death Benefits for May-2002 and Yr-2003
  Annuity Start Date................................  17           Contract Owners...................................  G1
  Annuitant.........................................  17
  Beneficiary.......................................  17
  Purchase and Availability of the Contract.........  18
  Crediting of Premium Payments.....................  19
  Administrative Procedures.........................  20
  Contract Value....................................  20
  Cash Surrender Value..............................  21
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes.................  21
  The Fixed Account.................................  22
  Optional Riders...................................  22
      Rider Date....................................  22
      No Cancellation...............................  22
      Termination...................................  22
      Minimum Guaranteed Income
         Benefit Rider..............................  22
      Minimum Guaranteed Withdrawal
         Benefit Rider..............................  27
  Other Contracts...................................  30
Withdrawals.........................................  30
Transfers Among Your Investments....................  33
Death Benefit Choices...............................  37



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INDEX OF SPECIAL TERMS
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The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    Special Term                                                 Page
    -------------------------------------------------------------------

    Accumulation Unit                                              8
    Annuitant                                                     17
    Annuity Start Date                                            17
    Cash Surrender Value                                          21
    Claim Date                                                    37
    Contract Date                                                 14
    Contract Owner                                                14
    Contract Value                                                20
    Contract Year                                                 14
    Covered Fund                                                  11
    Earnings Multiplier Benefit                                   40
    Excluded Fund                                                 11
    Market Value Adjustment                                       C1
    Max 7 Enhanced Death Benefit                                  39
    Net Investment Factor                                          8
    Net Rate of Return                                             8
    Quarterly Ratchet Enhanced Death Benefit                      38
    Restricted Fund                                               11
    Rider Date                                                    22
    7% Solution Death Benefit Element                             39
    Special Fund                                                  11
    Standard Death Benefit                                        37

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    Term Used in This Prospectus                          Corresponding Term Used in the Contract
    ---------------------------------------------------------------------------------------------
    Accumulation Unit Value                               Index of Investment Experience
    Annuity Start Date                                    Annuity Commencement Date
    Contract Owner                                        Owner or Certificate Owner
    Contract Value                                        Accumulation Value
    Transfer Charge                                       Excess Allocation Charge
    Fixed Interest Allocation                             Fixed Allocation
    Free Look Period                                      Right to Examine Period
    Guaranteed Interest Period                            Guarantee Period
    Subaccount(s)                                         Division(s)
    Net Investment Factor                                 Experience Factor
    Regular Withdrawals                                   Conventional Partial Withdrawals
    Withdrawals                                           Partial Withdrawals

                                       ii

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FEES AND EXPENSES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses(1)

      Surrender Charge................................. None

      Transfer Charge(2)..............................  $25 per transfer, if you make more than 12 transfers in a contract year

        (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

        (2) We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge(3)..............  $40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

        (3) We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges(4)

      --------------------------------------------------------------------------
                                                        Enhanced Death Benefits
                                             Standard   ------------------------
                                              Death      Quarterly
                                             Benefit      Ratchet         Max 7
      -------------------------------------------------------------------------
      Mortality & Expense Risk Charge          1.65%        1.90%         2.20%
      Asset-Based Administrative Charge        0.15%        0.15%         0.15%
          Total                                1.80%        2.05%         2.35%
      -------------------------------------------------------------------------

        (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

Earnings Multiplier Benefit Rider Charge(5)

      -------------------------------------------------------------------------
       As an Annual Charge                        As a Quarterly Charge
      -------------------------------------------------------------------------
      0.30% of contract value                     0.075% of contract value
      -------------------------------------------------------------------------

        (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


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Optional Rider Charges(6)

      Minimum Guaranteed Income Benefit rider:

      -------------------------------------------------------------------------
      MGIB Rate    As an Annual Charge                 As a Quarterly Charge
      -------------------------------------------------------------------------
      7%           0.75% of the MGIB Charge Base(7)    0.1875% of the MGIB Charge Base(7)
      -------------------------------------------------------------------------

      Minimum Guaranteed Withdrawal Benefit rider(8):

      -------------------------------------------------------------------------
      As an Annual Charge              As a Quarterly Charge
      -------------------------------------------------------------------------
      0.35% of contract value          0.0875% of contract value
      -------------------------------------------------------------------------

        (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

        (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

        (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."


Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      ------------------------------------------------------------------------------------------------------------
      Total Annual Trust or Fund Operating Expenses(9)                                 Minimum           Maximum
      ------------------------------------------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund assets, including
      management fees, distribution and/or service (12b-1) fees(10), and other           0.53%             1.91%
      expenses):
      ------------------------------------------------------------------------------------------------------------

        (9) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2005.

        (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.


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Fund Expense Table(1)


The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.

                                                                                             Total Fund                  Net Fund
                                                            Distribution                       Annual                     Annual
                                                               and/or                         Expenses        Total      Expenses
                                               Investment     Service                          Without       Waivers       After
                                                Advisory       (12b-1)                        Waivers or       or        Waivers or
 Fund Name                                        Fees          Fees        Other Expenses    Reductions    Reductions   Reductions
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Dent Demographic Trends Fund
   (Series II)(7)(26)                             0.77%          0.25%          0.45%          1.47%         0.02%         1.45%
 AIM V.I. Leisure Fund (Series I)
   (201)(21)(22)                                  0.75%          0.00%          1.09%          1.84%         0.54%         1.30%
 AIM V.I. Utilities Fund (Series I)
   (20)(21)(23)                                   0.60%          0.00%          0.55%          1.15%         0.00%         1.15%
 Colonial Small Cap Value Fund                    0.80%          0.25%          0.41%          1.46%         0.00%         1.46%
 Fidelity(R) VIP Equity-Income Portfolio
   (Service Class 2)                              0.48%          0.25%          0.09%          0.82%         0.00%         0.82%
 Fidelity(R) VIP Growth Portfolio (Service
   Class 2)                                       0.58%          0.25%          0.09%          0.92%         0.00%         0.92%
 ING AIM Mid-Cap Growth Portfolio (Class S)
   (2)(3)(6)                                      0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
 ING Alliance Mid-Cap Growth Portfolio
   (Class S) (2)(3)(6)                            0.78%          0.25%          0.01%          1.04%         0.00%         1.04%
 ING American Funds Growth Portfolio
   (8)(9)(10)(11)                                 0.37%          0.75%          0.05%          1.17%         0.00%         1.17%
 ING American Funds Growth-Income Portfolio
   (8)(9)(10)(11)                                 0.33%          0.75%          0.04%          1.12%         0.00%         1.12%
 ING American Funds International Portfolio
   (8)(9)(10)(11)                                 0.57%          0.75%          0.09%          1.41%         0.00%         1.41%
 ING Capital Guardian Large Cap Value
   Portfolio (Class S) (2)(3)(6)                  0.74%          0.25%          0.01%          1.00%         0.00%         1.00%
 ING Capital Guardian Managed Global
   Portfolio (Class S) (2)(3)(6)(26)              1.00%          0.25%          0.01%          1.26%         0.04%         1.22%
 ING Capital Guardian Small Cap Portfolio
   (Class S) (2)(3)(6)                            0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
 ING Developing World Portfolio (Class S)
   (2)(3)                                         1.25%          0.25%          0.02%          1.52%         0.00%         1.52%
 ING Eagle Asset Capital Appreciation
   Portfolio (Class S) (2)(3)                     0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
 ING Evergreen Health Sciences Portfolio
    (Class S) (2)(3)(4)                           0.75%          0.25%          0.01%          1.01%         0.00%         1.01%
 ING Evergreen Omega Portfolio (Class S)
   (2)(3)(4)                                      0.60%          0.25%          0.01%          0.86%         0.00%         0.86%
 ING FMR(SM) Diversified Mid-Cap Portfolio
   (Class S) (2)(3)                               0.75%          0.25%          0.00%          1.00%         0.00%         1.00%
 ING Goldman Sachs Tollkeeper(SM) Portfolio
   (Class S) (2)(3)                               1.35%          0.25%          0.01%          1.61%         0.00%         1.61%
 ING Hard Assets Portfolio (Class S) (2)(3)       0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
 ING International Portfolio (Class S) (2)(3)     1.00%          0.25%          0.01%          1.26%         0.00%         1.26%
 ING Janus Special Equity Portfolio (Class S)
   (2)(3)(6)                                      0.81%          0.25%          0.01%          1.07%         0.00%         1.07%
 ING Jennison Equity Opportunities Portfolio
   (Class S) (2)(3)(6)                            0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
 ING JPMorgan Fleming International Portfolio
   (Service Class) (20)                           0.80%          0.25%          0.20%          1.25%         0.00%         1.25%
 ING JPMorgan Small Cap Equity Portfolio
   (Class S) (2)(3)(6)                            0.90%          0.25%          0.00%          1.15%         0.00%         1.15%
 ING Julius Baer Foreign Portfolio (Class S)
   (2)(3)                                         1.00%          0.25%          0.00%          1.25%         0.00%         1.25%
 ING Legg Mason Value Portfolio (Class S)
   (2)(3)(6)                                      0.81%          0.25%          0.00%          1.06%         0.00%         1.06%
 ING LifeStyle Aggressive Growth Portfolio
   (4)(12)(13)                                    1.23%          0.00%          0.05%          1.28%         0.05%         1.23%
 ING LifeStyle Growth Portfolio (4)(12)(13)       1.18%          0.00%          0.05%          1.23%         0.05%         1.18%
 ING LifeStyle Moderate Growth Portfolio
   (4)(12)(13)                                    1.13%          0.00%          0.05%          1.18%         0.05%         1.13%
 ING LifeStyle Moderate Portfolio (4)(12)(13)     1.05%          0.00%          0.05%          1.10%         0.05%         1.05%
 ING Liquid Assets Portfolio (Class S) (2)(3)     0.27%          0.25%          0.01%          0.53%         0.00%         0.53%
 ING Marsico Growth Portfolio (Class S)
   (2)(3)(6)                                      0.79%          0.25%          0.00%          1.04%         0.00%         1.04%
 ING Mercury Focus Value Portfolio (Class S)
   (2)(3)                                         0.80%          0.25%          0.00%          1.05%         0.00%         1.05%
 ING Mercury LargeCap Growth Portfolio (Class
   S) (2)(3)                                      0.80%          0.25%          0.00%          1.05%         0.00%         1.05%
 ING MFS Mid-Cap Growth Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%          0.25%          0.01%          0.90%         0.00%         0.90%
 ING MFS Total Return Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%          0.25%          0.01%          0.90%         0.00%         0.90%



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                                                                                             Total Fund                  Net Fund
                                                            Distribution                       Annual                     Annual
                                                               and/or                         Expenses        Total      Expenses
                                               Investment     Service                          Without       Waivers       After
                                                Advisory       (12b-1)                        Waivers or       or        Waivers or
 Fund Name                                        Fees          Fees        Other Expenses    Reductions    Reductions   Reductions
 -----------------------------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio
     (Class S) (2)(3)(5)(6)                       0.64%          0.25%          0.01%          0.90%         0.00%         0.90%
 ING PIMCO Core Bond Portfolio (Class S)
   (2)(3)                                         0.61%          0.25%          0.01%          0.87%         0.00%         0.87%
 ING PIMCO High Yield Portfolio (Class S)
   (2)(3)(4)                                      0.49%          0.25%          0.01%          0.75%         0.00%         0.75%
 ING Salomon Brothers Aggressive Growth
   Portfolio (Service Class) (20)                 0.70%          0.25%          0.13%          1.08%         0.00%         1.08%
 ING Salomon Brothers All Cap Portfolio
   (Class S) (2)(3)(6)                            0.75%          0.25%          0.00%          1.00%         0.00%         1.00%
 ING Salomon Brothers Investors Portfolio
   (Class S) (2)(3)                               0.75%          0.25%          0.00%          1.00%         0.00%         1.00%
 ING T. Rowe Price Capital Appreciation
   Portfolio (Class S) (2)(3)(6)                  0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
 ING T. Rowe Price Equity Income Portfolio
   (Class S) (2)(3)(6)                            0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
 ING UBS U.S. Balanced Portfolio (Class S)
   (2)(3)                                         0.75%          0.25%          0.01%          1.01%         0.00%         1.01%
 ING Van Kampen Equity Growth Portfolio
   (Class S) (2)(3)                               0.65%          0.25%          0.01%          0.92%         0.00%         0.92%
 ING Van Kampen Global Franchise Portfolio
   (Class S) (2)(3)                               1.00%          0.25%          0.00%          1.25%         0.00%         1.25%
 ING Van Kampen Growth and Income Portfolio
   (Class S) (2)(3)(6)                            0.68%          0.25%          0.01%          0.94%         0.00%         0.94%
ING Van Kampen Real Estate Portfolio
   (Class S) (2)(3)                               0.68%          0.25%          0.00%          0.93%         0.00%         0.93%
 ING VP Intermediate Bond Portfolio (Class S)
   (14)                                           0.40%          0.25%          0.10%          0.75%         0.00%         0.75%
 ING VP Financial Services Portfolio (Class
   S) (15)(16)                                    0.75%          0.25%          0.15%          1.15%         0.00%         1.15%
 ING VP Index Plus LargeCap Portfolio
   (ClassS) (14)                                  0.35%          0.25%          0.08%          0.68%         0.00%         0.68%
 ING VP Index Plus MidCap Portfolio (Class S)
   (14)                                           0.40%          0.25%          0.10%          0.75%         0.00%         0.75%
 ING VP Index Plus SmallCap Portfolio (Class
   S) (14)                                        0.40%          0.25%          0.15%          0.80%         0.00%         0.80%
 ING VP MagnaCap Portfolio (Class S)
   (15)(16)(18)                                   0.75%          0.25%          0.40%          1.40%         0.00%         1.40%
 ING VP MidCap Opportunities Portfolio (Class
   S)(15)(16)(17)                                 0.75%          0.25%          0.45%          1.45%         0.35%         1.10%
 ING VP SmallCap Opportunities Portfolio
   (Class S) (15)(16)                             0.75%          0.25%          0.32%          1.32%         0.00%         1.32%
 ING VP Worldwide Growth Portfolio (24)(27)       1.00%          0.25%          0.50%          1.75%         0.60%         1.15%
 Jennison Portfolio (Class II)                    0.60%          0.25%          0.19%          1.04%         0.00%         1.04%
 Pioneer Fund VCT Portfolio (Class II)            0.65%          0.25%          0.10%          1.00%         0.00%         1.00%
 Pioneer Mid Cap Value VCT Portfolio (Class
   II)                                            0.65%          0.25%          0.10%          1.00%         0.00%         1.00%
 ProFund VP Bull                                  0.75%          0.25%          0.87%          1.87%         0.00%         1.87%
 ProFund VP Europe 30                             0.75%          0.25%          0.91%          1.91%         0.00%         1.91%
 ProFund Rising Rates Opportunity                 0.75%          0.25%          0.91%          1.91%         0.00%         1.91%
 ProFund VP Small-Cap                             0.75%          0.25%          0.73%          1.73%         0.00%         1.73%
 SP William Blair International Growth
   Portfolio (Class II)                           0.85%          0.25%          0.44%          1.54%         0.00%         1.54%


Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Distribution and/or Service (12b-1) Fees" includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.

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(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 0.99% for ING Alliance Mid Cap Growth, 0.99% for ING Capital Guardian Large Cap Value, 1.25% for ING Capital Guardian Managed Global, 0.93% for ING Capital Guardian Small Cap, 1.04% for ING Janus Special Equity, 0.89% for ING Jennison Equity Opportunities, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth, 0.84% for ING Oppenheimer Main Street, 0.89% for ING MFS Total Return, 0.98% for ING Salomon Brothers All Cap, 0.93% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income and 0.90% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.

(7) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes;
      (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and
      (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.

(8) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(9) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(10) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(11) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

(12) The table reflects the aggregate annual operating expense for these Portfolios. The expenses are derived by using a weighted average of the fees imposed by each of the portfolios underlying the Portfolios and adding to that average fee, an investment advisory fee of 0.14% and other expenses of 0.05% for each Portfolio. Because the annual net operating expenses of each underlying portfolio will vary from year to year, the expenses paid by a Portfolio may vary from year to year. For more information regarding the expenses of the underlying portfolios, please see the Fund's prospectus.

(13) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING is shown under the heading "Total Waivers or Reductions." For each Portfolio, the expense limits are contractual and will continue through at least May 3, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(14) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(15) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

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(16) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end. "Other Expenses" are based on estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual "Other Expenses" for its most recently completed fiscal year.

(17) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of expenses waived, reimbursed or recouped during the last fiscal year by the adviser for ING VP MidCap Opportunities Portfolio is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) "Other Expenses", "Total Fund Annual Expenses" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(19) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(20) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.

(21) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(22) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(23) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reductions" have been restated to reflect current expenses.

(24) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(25) Effective, July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.


(26) On September 2, 2004, the Board of ING Investors Trust approved an expense cap for these Portfolios to be effective January 1, 2005. This expense cap is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for these Portfolios based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have applied under the expense cap.

(27) On September 2, 2004, the Board of ING Variable Insurance Trust approved a reduction in the expense cap for this Portfolio to be effective January 1, 2005. This expense cap reduction is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for this Portfolio based on the Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have applied under the reduced expense cap.


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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The example also assumes you elected the Minimum Guaranteed Income Benefit Rider with an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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      If you surrender or annuitize your contract at the end of the applicable time period:
          1 year              3 years              5 years                  10 years
         $571                $1,700               $2,813                   $5,525
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Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owner's performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

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We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
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ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.


Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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ING USA SEPARATE ACCOUNT B
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ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to

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or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts. Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing. Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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RESTRICTED FUNDS
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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in

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the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit. Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.


Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix E for examples.


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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do

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not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

      No Surrender Charge. We do not deduct any surrender charges for withdrawals.

      Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

      Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

      --------------------------------------------------------------------------
                                  Quarterly Ratchet             Max 7
              Standard               Enhanced                  Enhanced
           Death Benefit            Death Benefit             Death Benefit
      --------------------------------------------------------------------------
                   Annual                                             Annual
                   Charge                    Annual                   Charge
                  Expressed                  Charge                  Expressed
        Annual    as Daily       Annual    Expressed as    Annual    as Daily
        Charge     Rate          Charge     Daily Rate     Charge     Rate

         1.65%   0.004558%        1.90%     0.005255%       2.20%    0.006095%
      --------------------------------------------------------------------------

      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from

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your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

           -------------------------------------------------------------------------------------------
           MGIB Rate         As an Annual Charge                     As a Quarterly Charge
           -------------------------------------------------------------------------------------------
           7%                0.75% of the MGIB Charge Base           0.1875% of the MGIB Charge Base
           --------------------------------------------------------------------------------------------

The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.



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Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust and Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account I prospectus for more information on the Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining


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the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.


     Contract Owner Categories. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.


The following is a general description of the categories:


      --------------------------------------------------------------------------
      May-2002:        Contracts purchased on or after May 1, 2002, which offer
                       four death benefit options, including the Annual Ratchet
                       Enhanced Death Benefit to age 90, offer an earnings
                       multiplier benefit option, and under which the
                       determination of benefits when there are allocations to
                       Special Funds is the same as the Special Funds "floor,"
                       but all withdrawals are pro-rata (as available in the
                       state of issue at the time of purchase).
      --------------------------------------------------------------------------
      Yr-2003:         Contracts purchased on or after February 4, 2003 which
                       have the same death benefits and living benefits as
                       May-2002 Contracts, but have a different calculation of
                       the Minimum Guaranteed Income Benefit and higher charges
                       for all three living benefit optional riders (as
                       available in the state of issue at the time of
                       purchase).
      --------------------------------------------------------------------------
      Yr-2004:         Contracts purchased on or after March 15, 2004 which
                       offer the Quarterly Ratchet Death Benefit, do not offer
                       the 7% Solution Death Benefit, do not offer the Minimum
                       Guaranteed Accumulation Benefit and offer a Minimum
                       Guaranteed Withdrawal Benefit with Reset and Step-Up
                       benefit options (as available in the state of issue at
                       the time of purchase).
      --------------------------------------------------------------------------

A description of benefits and charges for May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.


      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the


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date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary. If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.


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If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 90 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract may not be available to all ages through all broker dealers. The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or
(iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.


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We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).


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In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).


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      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

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The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.



The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

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The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

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      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

            (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;

                  (b)   is the MGIB Rollup Base for Special Funds;

                  (c)   is the contract value allocated to Excluded Funds; and

            (ii)  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a)   is the MGIB Ratchet Base for Covered and Special Funds;
                        and

                  (b)   is the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            a)    Calculation of MGIB Rollup Benefit Base

                  The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

                  The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

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                  The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

            b)    Calculation of MGIB Ratchet Benefit Base

                  The MGIB Ratchet Base for Covered Funds and Special Funds equals:

                  o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.


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            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

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     Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

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Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW.

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We will reduce the MGWB Withdrawal Account by the amount of each payment.
Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner

            Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

            During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts or Funds. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

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Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

     -------------------------------------------------
                                  Maximum Percentage
         Frequency                of Contract Value
     -------------------------------------------------
         Monthly                       1.25%
         Quarterly                     3.75%
         Annually                     15.00%
     -------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7

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days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

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You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.


Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging

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program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

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      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals"

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above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

The following describes the death benefit options for contract owners in the Yr-2004 category. For a description of the death benefits applicable under your Contract if you are in a different category, please see the applicable appendix. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

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Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

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The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last Quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% Solution Death Benefit Element is the greater of:

            1)    the Standard Death Benefit; and

            2)    the lesser of:

                  a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

                  b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the

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percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

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The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death -- Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as

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the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
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Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

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Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

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Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored

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arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLCING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc. DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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            Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      Taxation of Distributions

            General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

                  o     made on or after the taxpayer reaches age 59 1/2;

                  o     made on or after the death of a contract owner;

                  o     attributable to the taxpayer's becoming disabled; or

                  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

      Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

                  o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

                  o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

                  o     Then, from any remaining "income on the contract"; and

                  o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not

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taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

      General

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the

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terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      Direct Rollovers

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      Corporate and Self-Employed Pension and Profit Sharing Plans

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement

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savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      Individual Retirement Annuities - Distributions

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

            o     Start date for distributions;

            o The time period in which all amounts in your account(s) must be distributed; or

            o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

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If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      Roth IRAs - Distributions

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public



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schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      Tax Sheltered Annuities - Loans

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

            o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

            o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

            o     Riders:

                  - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

                  - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

      Tax Sheltered Annuities - Distributions

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.


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Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to

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increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      Table of Contents

      Item
      Introduction
      Description of ING USA Annuity and Life Insurance Company
      Safekeeping of Assets
      The Administrator
      Independent Auditors
      Distribution of Contracts
      Performance Information
      IRA Partial Withdrawal Option
      Other Information
      Financial Statements of ING USA Annuity and Life Insurance Company
         (formerly Golden American Life Insurance Company)
      Financial Statements of ING USA Annuity and Life Insurance Company
         Separate Account B (formerly Golden American Separate Account B)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           Name

                           --------------------------------------------------
                           Social Security Number

                           --------------------------------------------------
                           Street Address

                           --------------------------------------------------
                           City, State, Zip


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APPENDIX A
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                        CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                       2003           2002           2001           2000            1999
                                                   ---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period                     $7.34          $10.99         $10.00 (11)
        AUV at End of Period                           $9.94           $7.34         $10.99
        Number of Accumulation Units
           Outstanding at End of Period              756,657         218,094         16,786

  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period                    $10.00 (16)
        AUV at End of Period                          $13.85
        Number of Accumulation Units
           Outstanding at End of Period              368,372

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period                     $7.83           $9.59         $10.00 (12)
        AUV at End of Period                          $10.04           $7.83          $9.59
        Number of Accumulation Units
           Outstanding at End of Period            2,275,054         478,395

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period                     $6.37           $9.27         $10.00 (12)
        AUV at End of Period                           $8.33           $6.37          $9.27
        Number of Accumulation Units
           Outstanding at End of Period            3,326,845         523,176

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period                     $9.91          $14.71         $18.92          $21.92          $14.23
        AUV at End of Period                          $14.08           $9.91         $14.71          $18.92          $21.92
        Number of Accumulation Units
           Outstanding at End of Period            2,884,535       2,906,118      3,787,157       4,824,609       2,450,796

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $10.10          $14.64         $17.21          $21.06          $17.01
        AUV at End of Period                          $16.63          $10.10         $14.64          $17.21          $21.06
        Number of Accumulation Units
           Outstanding at End of Period            5,531,902       5,368,761      6,450,280       6,881,891       5,870,533

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $10.77
        Number of Accumulation Units
           Outstanding at End of Period            1,647,654

  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $10.99
        Number of Accumulation Units
           Outstanding at End of Period            1,032,491

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $11.62
        Number of Accumulation Units
           Outstanding at End of Period              589,077

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period                     $7.53          $10.02         $10.55          $10.00 (7)
        AUV at End of Period                          $10.15           $7.53         $10.02          $10.55
        Number of Accumulation Units
           Outstanding at End of Period            6,231,900       4,513,819      3,900,663       2,138,069


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period                    $14.31          $11.78         $10.01          $10.00 (1)
        AUV at End of Period                          $14.23          $14.31         $11.78          $10.01
        Number of Accumulation Units
           Outstanding at End of Period            1,105,850         554,068        231,567          47,478

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $15.41          $12.49         $10.00 (3)
        AUV at End of Period                          $17.01          $15.41         $12.49
        Number of Accumulation Units
           Outstanding at End of Period            3,297,314         438,636         38,037

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

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                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                    $13.80          $17.54         $20.19          $23.97          $14.88
        AUV at End of Period                          $18.55          $13.80         $17.54          $20.19          $23.97
        Number of Accumulation Units
           Outstanding at End of Period            2,320,224       1,965,666      1,757,559       1,348,844         676,402

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                    $13.14          $17.87         $18.40          $22.82          $15.37
        AUV at End of Period                          $18.19          $13.14         $17.87          $18.40          $22.82
        Number of Accumulation Units
           Outstanding at End of Period            5,701,159       5,592,680      7,129,680       6,884,892       5,053,919

  ING DEVELOPING WORLD
        AUV at Beginning of Period                     $6.23           $7.08          $7.58          $11.61           $7.28
        AUV at End of Period                           $9.01           $6.23          $7.08           $7.58          $11.61
        Number of Accumulation Units
           Outstanding at End of Period            2,328,297       1,925,891      2,270,962       2,014,772       2,133,907

  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                    $15.00          $18.34         $19.46          $18.14          $18.31
        AUV at End of Period                          $18.52          $15.00         $18.34          $19.46          $18.14
        Number of Accumulation Units
           Outstanding at End of Period            2,181,501       2,314,070      2,404,425       2,586,368       1,825,971

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period                     $7.23           $9.09          $9.88          $10.00 (9)
        AUV at End of Period                           $9.52           $7.23          $9.09           $9.88
        Number of Accumulation Units
           Outstanding at End of Period            2,137,834       1,436,694        685,331         290,230

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period                     $4.65           $7.62         $10.00 (10)
        AUV at End of Period                           $6.46           $4.65          $7.62
        Number of Accumulation Units
           Outstanding at End of Period              976,839         387,486         47,818

  ING HARD ASSETS
        AUV at Beginning of Period                    $14.05          $14.14         $16.32          $17.37          $14.28
        AUV at End of Period                          $21.09          $14.05         $14.14          $16.32          $17.37
        Number of Accumulation Units
           Outstanding at End of Period              742,286         575,255        295,871         309,819         355,052

  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                     $7.16           $8.66         $11.37          $15.57          $10.29
        AUV at End of Period                           $9.12           $7.16          $8.66          $11.37          $15.57
        Number of Accumulation Units
           Outstanding at End of Period            3,949,927       4,449,069      5,060,321       5,535,477       4,666,041

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                     $7.05           $8.87          $9.94          $10.00 (9)
        AUV at End of Period                           $8.52           $7.05          $8.87           $9.94
        Number of Accumulation Units
           Outstanding at End of Period            2,887,495       1,676,923      1,073,857         274,785

  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                     $6.08           $8.32          $8.89          $10.00 (9)
        AUV at End of Period                           $9.01           $6.08          $8.32           $8.89
        Number of Accumulation Units
           Outstanding at End of Period              856,121         464,522        368,091         121,670

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                    $15.06          $21.60         $25.17          $30.11          $24.50
        AUV at End of Period                          $19.47          $15.06         $21.60          $25.17          $30.11
        Number of Accumulation Units
           Outstanding at End of Period            2,581,561       2,929,610      3,606,212       3,626,696       2,412,721

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $11.87
        Number of Accumulation Units
           Outstanding at End of Period               75,922

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period                     $7.85          $10.00 (12)
        AUV at End of Period                          $10.38           $7.85
        Number of Accumulation Units
           Outstanding at End of Period              824,986         169,670

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period                     $8.22          $10.00 (12)
        AUV at End of Period                          $10.64           $8.22
        Number of Accumulation Units
           Outstanding at End of Period              506,335          72,898


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                    $11.67          $10.55          $9.53           $9.28 (1)
        AUV at End of Period                          $14.88          $11.67         $10.55           $9.53
        Number of Accumulation Units
           Outstanding at End of Period              610,300         443,665        231,774

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                    $12.88          $11.84         $10.00          $10.00 (2)
        AUV at End of Period                          $15.37          $12.88         $11.84          $10.00
        Number of Accumulation Units
           Outstanding at End of Period            2,476,498         559,014        227,347              --

  ING DEVELOPING WORLD
        AUV at Beginning of Period                    $10.00 (6)
        AUV at End of Period                           $7.28
        Number of Accumulation Units
           Outstanding at End of Period              417,221

  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                    $18.28          $14.57         $13.36          $12.41 (1)
        AUV at End of Period                          $18.31          $18.28         $14.57          $13.36
        Number of Accumulation Units
           Outstanding at End of Period            1,415,540         469,649        249,994          23,394

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING HARD ASSETS
        AUV at Beginning of Period                    $20.57          $19.65         $14.96          $14.71 (1)
        AUV at End of Period                          $14.28          $20.57         $19.65          $14.96
        Number of Accumulation Units
           Outstanding at End of Period              258,034          90,379         43,232           2,847

  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                     $9.90          $10.28 (5)
        AUV at End of Period                          $10.29           $9.90
        Number of Accumulation Units
           Outstanding at End of Period            2,422,075          90,783

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                    $22.05          $17.34         $14.63          $14.23 (1)
        AUV at End of Period                          $24.50          $22.05         $17.34          $14.63
        Number of Accumulation Units
           Outstanding at End of Period            1,342,756         312,229        174,592          16,369

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

Access - 133972
                                       A2


                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING LIMITED MATURITY BOND
        AUV at Beginning of Period                    $20.16          $19.06         $17.76          $16.72          $16.77
        AUV at End of Period                          $20.44          $20.16         $19.06          $17.76          $16.72
        Number of Accumulation Units
           Outstanding at End of Period            5,262,645       6,261,694      4,325,602       3,621,501       2,938,050

  ING LIQUID ASSETS
        AUV at Beginning of Period                    $15.84          $15.84         $15.47          $14.79          $14.33
        AUV at End of Period                          $15.74          $15.84         $15.84          $15.47          $14.79
        Number of Accumulation Units
           Outstanding at End of Period            7,879,356      12,089,799     14,053,316      14,214,982      13,701,796

  ING MARSICO GROWTH
        AUV at Beginning of Period                    $10.52          $15.14         $22.02          $28.62          $16.29
        AUV at End of Period                          $13.76          $10.52         $15.14          $22.02          $28.62
        Number of Accumulation Units
           Outstanding at End of Period           11,921,200      12,372,395     16,739,731      18,211,995      14,289,972

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period                     $8.37          $10.00 (12)
        AUV at End of Period                          $10.83           $8.37
        Number of Accumulation Units
           Outstanding at End of Period              289,419          93,268

  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period                     $7.97          $10.00 (12)
        AUV at End of Period                           $9.98           $7.97
        Number of Accumulation Units
           Outstanding at End of Period              158,396          44,773

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period                    $16.05          $31.80         $42.23          $39.59          $22.43
        AUV at End of Period                          $22.02          $16.05         $31.80          $42.23          $39.59
        Number of Accumulation Units
           Outstanding at End of Period            5,278,479       5,485,147      6,612,249       7,313,425       4,873,150

  ING MFS RESEARCH
        AUV at Beginning of Period                    $15.14          $20.44         $26.39          $28.04          $22.89
        AUV at End of Period                          $18.60          $15.14         $20.44          $26.39          $28.04
        Number of Accumulation Units
           Outstanding at End of Period            5,432,937       5,913,309      7,316,946       8,149,686       6,431,949

  ING MFS TOTAL RETURN
        AUV at Beginning of Period                    $19.23          $20.56         $20.75          $18.06          $17.72
        AUV at End of Period                          $22.14          $19.23         $20.56          $20.75          $18.06
        Number of Accumulation Units
           Outstanding at End of Period            9,215,693       9,138,045      9,253,396       9,222,565       8,274,090

  ING PIMCO CORE BOND
        AUV at Beginning of Period                    $12.71          $11.86         $11.74          $11.79          $13.09
        AUV at End of Period                          $13.12          $12.71         $11.86          $11.74          $11.79
        Number of Accumulation Units
           Outstanding at End of Period            5,369,915       4,410,375      1,669,195       1,224,547         753,003

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period                    $10.00 (14)
        AUV at End of Period                          $10.82
        Number of Accumulation Units
           Outstanding at End of Period              100,971

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                     $8.55          $11.65         $11.59          $10.00 (7)
        AUV at End of Period                          $11.71           $8.55         $11.65          $11.59
        Number of Accumulation Units
           Outstanding at End of Period            4,510,818       3,519,149      4,280,223       2,182,516

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                     $8.07          $10.63         $11.26          $10.00 (7)
        AUV at End of Period                          $10.45           $8.07         $10.63          $11.26
        Number of Accumulation Units
           Outstanding at End of Period            1,526,538       1,177,892        952,473         539,461

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                    $27.96          $28.22         $26.04          $21.65          $20.53
        AUV at End of Period                          $34.52          $27.96         $28.22          $26.04          $21.65
        Number of Accumulation Units
           Outstanding at End of Period            6,071,997       5,326,018      4,592,780       3,264,322       2,546,589


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
  ING LIMITED MATURITY BOND
        AUV at Beginning of Period                    $15.91          $15.13         $14.71          $14.35 (1)
        AUV at End of Period                          $16.77          $15.91         $15.13          $14.71
        Number of Accumulation Units
           Outstanding at End of Period            1,557,946         133,461         46,293          11,834

  ING LIQUID ASSETS
        AUV at Beginning of Period                    $13.83          $13.35         $12.89          $12.76 (1)
        AUV at End of Period                          $14.33          $13.83         $13.35          $12.89
        Number of Accumulation Units
           Outstanding at End of Period            3,587,644         353,076         84,960          62,084

  ING MARSICO GROWTH
        AUV at Beginning of Period                    $13.03          $11.42         $10.00 (4)
        AUV at End of Period                          $16.29          $13.03         $11.42
        Number of Accumulation Units
           Outstanding at End of Period            3,293,705         343,006

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period                    $18.52          $15.70         $13.21          $12.95 (3)
        AUV at End of Period                          $22.43          $18.52         $15.70          $13.21
        Number of Accumulation Units
           Outstanding at End of Period            1,905,009         177,125         28,223

  ING MFS RESEARCH
        AUV at Beginning of Period                    $18.87          $15.93         $13.10          $12.25 (4)
        AUV at End of Period                          $22.89          $18.87         $15.93          $13.10
        Number of Accumulation Units
           Outstanding at End of Period            3,902,975         268,126

  ING MFS TOTAL RETURN
        AUV at Beginning of Period                    $16.10          $13.51         $12.05          $11.41 (4)
        AUV at End of Period                          $17.72          $16.10         $13.51          $12.05
        Number of Accumulation Units
           Outstanding at End of Period            3,982,961         286,032

  ING PIMCO CORE BOND
        AUV at Beginning of Period                    $11.87          $11.96         $11.55          $11.20 (6)
        AUV at End of Period                          $13.09          $11.87         $11.96          $11.55
        Number of Accumulation Units
           Outstanding at End of Period              396,067          10,655

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                    $19.66          $17.29         $15.07          $14.62 (1)
        AUV at End of Period                          $20.53          $19.66         $17.29          $15.07
        Number of Accumulation Units
           Outstanding at End of Period            1,628,158         414,805        173,475          13,988


Access - 133972

                                       A3


                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                    $20.45          $23.90         $23.91          $21.47          $21.94
        AUV at End of Period                          $25.24          $20.45         $23.90          $23.91          $21.47
        Number of Accumulation Units
           Outstanding at End of Period            3,283,741       2,796,772      3,366,042       2,309,478       2,014,454

  ING UBS U.S. BALANCED
        AUV at Beginning of Period                     $7.26 (16)
        AUV at End of Period                           $8.45
        Number of Accumulation Units
           Outstanding at End of Period              870,957

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period                     $7.82          $10.00 (12)
        AUV at End of Period                           $9.54           $7.82
        Number of Accumulation Units
           Outstanding at End of Period              349,933         124,181

  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                     $8.85          $10.00 (12)
        AUV at End of Period                          $11.01           $8.85
        Number of Accumulation Units
           Outstanding at End of Period              758,774         220,958

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                    $18.19          $21.65         $24.94          $25.83          $22.61
        AUV at End of Period                          $22.94          $18.19         $21.65          $24.94          $25.83
        Number of Accumulation Units
           Outstanding at End of Period            5,707,684       6,183,621      7,290,571       8,035,274       7,496,161

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                    $28.06          $28.40         $26.64          $20.62          $21.74
        AUV at End of Period                          $38.11          $28.06         $28.40          $26.64          $20.62
        Number of Accumulation Units
           Outstanding at End of Period            1,388,196       1,167,176        887,731       1,006,919         534,577

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period                    $10.64          $10.00 (12)
        AUV at End of Period                          $11.13          $10.64
        Number of Accumulation Units
           Outstanding at End of Period            1,026,869         719,279

  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                     $5.26           $7.79         $10.00 (10)
        AUV at End of Period                           $6.87           $5.26          $7.79
        Number of Accumulation Units
           Outstanding at End of Period              351,904         143,307         82,839

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period                    $10.00 (13)
        AUV at End of Period                           $8.98
        Number of Accumulation Units
           Outstanding at End of Period              494,773

  ING VP MAGNACAP
        AUV at Beginning of Period                     $7.10           $9.35         $10.00 (10)
        AUV at End of Period                           $9.15           $7.10          $9.35
        Number of Accumulation Units
           Outstanding at End of Period              337,837         211,733         38,846

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                     $4.62           $8.33         $10.00 (10)
        AUV at End of Period                           $6.31           $4.62          $8.33
        Number of Accumulation Units
           Outstanding at End of Period            1,851,941         774,557        180,638

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                     $5.21           $7.02          $8.75          $10.00 (8)
        AUV at End of Period                           $6.63           $5.21          $7.02           $8.75
        Number of Accumulation Units
           Outstanding at End of Period              797,575         467,247        306,137         110,552

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period                     $7.65          $10.27         $10.00 (11)
        AUV at End of Period                           $9.64           $7.65         $10.27
        Number of Accumulation Units
           Outstanding at End of Period            1,026,392         351,424         20,414

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period                     $8.44          $10.00 (12)
        AUV at End of Period                          $10.71           $8.44
        Number of Accumulation Units
           Outstanding at End of Period              355,401          69,607


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                    $20.55          $17.75         $16.55          $15.94 (1)
        AUV at End of Period                          $21.94          $20.55         $17.75          $16.55
        Number of Accumulation Units
           Outstanding at End of Period              800,490         255,396        150,732          21,073

  ING UBS U.S. BALANCED
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                    $20.09          $15.69         $13.19          $12.12 (1)
        AUV at End of Period                          $22.61          $20.09         $15.69          $13.19
        Number of Accumulation Units
           Outstanding at End of Period            4,591,471         853,473        355,191          36,100

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                    $25.48          $21.04         $15.78          $14.91 (1)
        AUV at End of Period                          $21.74          $25.48         $21.04          $15.78
        Number of Accumulation Units
           Outstanding at End of Period              436,867         135,993         42,710           2,910

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP MAGNACAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

Access - 133972

                                       A4


                                                       2003           2002           2001           2000            1999
                                                   ------------------------------------------------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period                     $7.86           $9.37         $10.00 (11)
        AUV at End of Period                          $10.04           $7.86          $9.37
        Number of Accumulation Units
           Outstanding at End of Period              803,207         584,089         28,966

  INVESCO VIF--UTILITIES
        AUV at Beginning of Period                     $6.37           $8.11         $10.00 (11)
        AUV at End of Period                           $7.38           $6.37          $8.11
        Number of Accumulation Units
           Outstanding at End of Period              310,305         127,145          5,341

  JENNISON PORTFOLIO
        AUV at Beginning of Period                     $4.27           $6.30          $7.85          $10.00 (11)
        AUV at End of Period                           $5.46           $4.27          $6.30           $7.85
        Number of Accumulation Units
           Outstanding at End of Period            1,124,696       1,009,408      1,264,693         194,916

  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                     $9.84          $10.10         $10.01          $10.24          $10.08
        AUV at End of Period                          $11.92           $9.84         $10.10          $10.01          $10.24
        Number of Accumulation Units
           Outstanding at End of Period            8,588,671       6,193,058      5,836,177       5,140,416       5,053,972

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                     $8.05          $10.23         $11.72          $13.13          $11.11
        AUV at End of Period                          $10.35           $8.05         $10.23          $11.72          $13.13
        Number of Accumulation Units
           Outstanding at End of Period            3,653,649       4,911,149      5,825,877       6,006,923       4,797,771

  PIONEER FUND VCT
        AUV at Beginning of Period                     $7.47           $9.39         $10.00 (11)
        AUV at End of Period                           $9.09           $7.47          $9.39
        Number of Accumulation Units
           Outstanding at End of Period              928,547         291,461         27,047

  PIONEER MID CAP VALUE
        AUV at Beginning of Period                     $9.36          $10.72         $10.00 (11)
        AUV at End of Period                          $12.66           $9.36         $10.72
        Number of Accumulation Units
           Outstanding at End of Period            2,142,901         983,243        170,276

  PROFUND VP BULL
        AUV at Beginning of Period                     $6.67           $8.90         $10.00 (10)
        AUV at End of Period                           $8.26           $6.67          $8.90
        Number of Accumulation Units
           Outstanding at End of Period            1,824,762       1,231,933        805,047

  PROFUND VP EUROPE 30
        AUV at Beginning of Period                     $6.05           $8.27         $10.00 (10)
        AUV at End of Period                           $8.28           $6.05          $8.27
        Number of Accumulation Units
           Outstanding at End of Period              648,934         257,910          8,429

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period                    $10.00 (15)
        AUV at End of Period                           $9.37
        Number of Accumulation Units
           Outstanding at End of Period               98,866

  PROFUND VP SMALL CAP
        AUV at Beginning of Period                     $7.21           $9.43         $10.00 (10)
        AUV at End of Period                          $10.15           $7.21          $9.43
        Number of Accumulation Units
           Outstanding at End of Period            2,307,338       1,755,936      1,134,989

  SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period                     $4.12           $5.41          $8.56          $10.00 (9)
        AUV at End of Period                           $5.65           $4.12          $5.41           $8.56
        Number of Accumulation Units
           Outstanding at End of Period            1,723,767         535,933        294,591          65,551


                                                      1998             1997          1996             1995
                                                   --------------------------------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  INVESCO VIF--UTILITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  JENNISON PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                    $10.00 (6)
        AUV at End of Period                          $10.08
        Number of Accumulation Units
           Outstanding at End of Period            1,630,971

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                    $10.00 (6)
        AUV at End of Period                          $11.11
        Number of Accumulation Units
           Outstanding at End of Period            1,527,698

  PIONEER FUND VCT
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PIONEER MID CAP VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP BULL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP EUROPE 30
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  PROFUND VP SMALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  FOOTNOTES

   (1)   Fund First Available during October 1995                          (13)    Fund First Available during August 2003
   (2)   Fund First Available during January 1996                          (14)    Fund First Available during September 2003
   (3)   Fund First Available during September 1996                        (15)    Fund First Available during October 2003
   (4)   Fund First Available during February 1997                         (16)    Fund First Available during November 2003
   (5)   Fund First Available during October 1997
   (6)   Fund First Available during May 1998
   (7)   Fund First Available during February 2000
   (8)   Fund First Available during May 2000
   (9)   Fund First Available during October 2000
   (10)  Fund First Available during May 2001
   (11)  Fund First Available during November 2001
   (12)  Fund First Available during May 2002

Access - 133972

                                       A5

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%

       AIM VI DENT DEMOGRAPHIC TRENDS
                AUV at Beginning of Period                    $7.34            $10.99           $10.00 (5)
                AUV at End of Period                          $9.93             $7.34           $10.99
                Number of Accumulation Units
                   Outstanding at End of Period           1,009,538           226,139           23,503

       COLONIAL SMALL CAP VALUE
                AUV at Beginning of Period                   $10.00 (14)
                AUV at End of Period                         $13.85
                Number of Accumulation Units
                   Outstanding at End of Period             504,034

       FIDELITY(R) VIP EQUITY--INCOME
                AUV at Beginning of Period                    $7.83             $9.59           $10.00 (7)
                AUV at End of Period                         $10.03             $7.83            $9.59
                Number of Accumulation Units
                   Outstanding at End of Period           2,445,416           321,872

       FIDELITY(R) VIP GROWTH
                AUV at Beginning of Period                    $6.37             $9.27           $10.00 (7)
                AUV at End of Period                          $8.32             $6.37            $9.27
                Number of Accumulation Units
                   Outstanding at End of Period           3,789,443           534,403

       ING AIM MID CAP GROWTH
                AUV at Beginning of Period                    $9.86            $14.64           $18.85            $21.70 (1)
                AUV at End of Period                         $14.01             $9.86           $14.64            $18.85
                Number of Accumulation Units
                   Outstanding at End of Period           2,190,339         1,870,965        2,160,544         1,797,957

       ING ALLIANCE MID CAP GROWTH
                AUV at Beginning of Period                   $10.06            $14.59           $17.17            $20.13 (1)
                AUV at End of Period                         $16.56            $10.06           $14.59            $17.17
                Number of Accumulation Units
                   Outstanding at End of Period           2,956,816         1,918,853        1,780,512         1,239,023

       ING AMERICAN FUNDS GROWTH
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $10.77
                Number of Accumulation Units
                   Outstanding at End of Period           1,864,132

       ING AMERICAN FUNDS GROWTH-INCOME
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $10.99
                Number of Accumulation Units
                   Outstanding at End of Period           1,348,350

       ING AMERICAN FUNDS INTERNATIONAL
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $11.62
                Number of Accumulation Units
                   Outstanding at End of Period             641,852

       ING CAPITAL GUARDIAN LARGE CAP VALUE
                AUV at Beginning of Period                    $7.52            $10.01           $10.54            $10.00 (1)
                AUV at End of Period                         $10.13             $7.52           $10.01            $10.54
                Number of Accumulation Units
                   Outstanding at End of Period           9,374,553         6,465,467        4,561,875         1,537,946

Access - 133972

                                       A6

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       ING CAPITAL GUARDIAN MANAGED GLOBAL
                AUV at Beginning of Period                   $13.71            $17.43           $20.08            $22.29 (1)
                AUV at End of Period                         $18.42            $13.71           $17.43            $20.08
                Number of Accumulation Units
                   Outstanding at End of Period           2,876,283         2,246,287        1,775,926           965,140

       ING CAPITAL GUARDIAN SMALL CAP
                AUV at Beginning of Period                   $13.09            $17.82           $18.35            $23.69 (1)
                AUV at End of Period                         $18.11            $13.09           $17.82            $18.35
                Number of Accumulation Units
                   Outstanding at End of Period           3,883,332         2,987,431        2,714,045         1,586,595

       ING DEVELOPING WORLD
                AUV at Beginning of Period                    $6.22             $7.07            $7.57            $11.66 (1)
                AUV at End of Period                          $8.99             $6.22            $7.07             $7.57
                Number of Accumulation Units
                   Outstanding at End of Period           1,925,674         1,365,017        1,495,431           760,058

       ING EAGLE ASSET VALUE EQUITY
                AUV at Beginning of Period                   $14.92            $18.25           $19.38            $17.48 (1)
                AUV at End of Period                         $18.41            $14.92           $18.25            $19.38
                Number of Accumulation Units
                   Outstanding at End of Period           1,303,905         1,201,589          833,753           472,034

       ING FMR(SM) DIVERSIFIED MID--CAP
                AUV at Beginning of Period                    $7.22             $9.09            $9.88            $10.00 (3)
                AUV at End of Period                          $9.50             $7.22            $9.09             $9.88
                Number of Accumulation Units
                   Outstanding at End of Period           2,850,229         1,947,601          959,092           131,431

       ING GET FUND -- SERIES V
                AUV at Beginning of Period                   $10.00 (11)
                AUV at End of Period                          $9.73
                Number of Accumulation Units
                   Outstanding at End of Period           9,202,842

       ING GET U.S. CORE PORTFOLIO - SERIES 1
                AUV at Beginning of Period                   $10.00 (11)
                AUV at End of Period                         $10.25
                Number of Accumulation Units
                   Outstanding at End of Period           6,174,490

       ING GOLDMAN SACHS INTERNET TOLLKEEPER
                AUV at Beginning of Period                    $4.64             $7.61           $10.00 (4)
                AUV at End of Period                          $6.45             $4.64            $7.61
                Number of Accumulation Units
                   Outstanding at End of Period           1,534,119           519,244           89,535

       ING HARD ASSETS
                AUV at Beginning of Period                   $13.94            $14.03           $16.20            $16.12 (1)
                AUV at End of Period                         $20.91            $13.94           $14.03            $16.20
                Number of Accumulation Units
                   Outstanding at End of Period             826,628           436,185          144,214            57,353

       ING INTERNATIONAL EQUITY
                AUV at Beginning of Period                    $7.19             $8.70           $11.43            $15.02 (6)
                AUV at End of Period                          $9.15             $7.19            $8.70            $11.43
                Number of Accumulation Units
                   Outstanding at End of Period           2,278,889         1,834,152        1,624,384         1,257,278

       ING JANUS GROWTH AND INCOME
                AUV at Beginning of Period                    $7.04             $8.87            $9.94            $10.00 (3)
                AUV at End of Period                          $8.50             $7.04            $8.87             $9.94
                Number of Accumulation Units
                   Outstanding at End of Period           4,499,898         2,831,574        1,698,201           170,460

       ING JANUS SPECIAL EQUITY
                AUV at Beginning of Period                    $6.07             $8.32            $8.89            $10.00 (3)
                AUV at End of Period                          $9.00             $6.07            $8.32             $8.89
                Number of Accumulation Units
                   Outstanding at End of Period             934,004           610,059          538,057            76,347

Access - 133972

                                       A7

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------

       ING JENNISON EQUITY OPPORTUNITIES
                AUV at Beginning of Period                   $14.96            $21.46           $25.03            $29.44 (1)
                AUV at End of Period                         $19.33            $14.96           $21.46            $25.03
                Number of Accumulation Units
                   Outstanding at End of Period           1,900,374         1,951,375        1,862,499         1,210,622

       ING JP MORGAN FLEMING INTERNATIONAL
                AUV at Beginning of Period                   $10.00 (12)
                AUV at End of Period                         $11.87
                Number of Accumulation Units
                   Outstanding at End of Period              77,955

       ING JP MORGAN FLEMING SMALLCAP
                AUV at Beginning of Period                    $7.84            $10.00 (7)
                AUV at End of Period                         $10.37             $7.84
                Number of Accumulation Units
                   Outstanding at End of Period           1,251,726           209,858

       ING JULIUS BAER FOREIGN
                AUV at Beginning of Period                    $8.22            $10.00 (7)
                AUV at End of Period                         $10.63             $8.22
                Number of Accumulation Units
                   Outstanding at End of Period             502,551           106,211

       ING LIMITED MATURITY BOND
                AUV at Beginning of Period                   $19.95            $18.88           $17.60            $16.56 (1)
                AUV at End of Period                         $20.22            $19.95           $18.88            $17.60
                Number of Accumulation Units
                   Outstanding at End of Period           4,019,585         3,840,533        2,416,706           849,473

       ING LIQUID ASSETS
                AUV at Beginning of Period                   $15.66            $15.67           $15.31            $14.70 (1)
                AUV at End of Period                         $15.55            $15.66           $15.67            $15.31
                Number of Accumulation Units
                   Outstanding at End of Period           9,522,307        10,877,063       12,017,917         7,270,477

       ING MARSICO GROWTH
                AUV at Beginning of Period                   $10.48            $15.10           $21.96            $29.12 (1)
                AUV at End of Period                         $13.71            $10.48           $15.10            $21.96
                Number of Accumulation Units
                   Outstanding at End of Period           6,824,703         5,599,657        6,476,226         4,730,311

       ING MERCURY FOCUS VALUE
                AUV at Beginning of Period                    $8.37            $10.00 (7)
                AUV at End of Period                         $10.82             $8.37
                Number of Accumulation Units
                   Outstanding at End of Period             392,802            91,571

       ING MERCURY FUNDAMENTAL GROWTH
                AUV at Beginning of Period                    $7.97            $10.00 (7)
                AUV at End of Period                          $9.97             $7.97
                Number of Accumulation Units
                   Outstanding at End of Period             237,787            27,664

       ING MFS MID CAP GROWTH
                AUV at Beginning of Period                   $16.01            $31.73           $42.16            $38.56 (1)
                AUV at End of Period                         $21.95            $16.01           $31.73            $42.16
                Number of Accumulation Units
                   Outstanding at End of Period           3,776,334         3,084,372        3,144,090         1,992,588

       ING MFS RESEARCH
                AUV at Beginning of Period                   $15.07            $20.35           $26.30            $26.94 (1)
                AUV at End of Period                         $18.50            $15.07           $20.35            $26.30
                Number of Accumulation Units
                   Outstanding at End of Period           2,836,831         2,475,752        2,427,133         1,500,906

       ING MFS TOTAL RETURN
                AUV at Beginning of Period                   $19.15            $20.47           $20.68            $17.46 (1)
                AUV at End of Period                         $22.03            $19.15           $20.47            $20.68
                Number of Accumulation Units
                   Outstanding at End of Period           6,645,212         4,962,123        3,612,214         1,350,560

Access - 133972

                                       A8

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------

       ING PIMCO CORE BOND
                AUV at Beginning of Period                   $12.65            $11.81           $11.70            $11.44 (1)
                AUV at End of Period                         $13.06            $12.65           $11.81            $11.70
                Number of Accumulation Units
                   Outstanding at End of Period           6,415,052         4,516,490        1,400,922           381,139

       ING SALOMON BROTHERS AGGRESSIVE GROWTH
                AUV at Beginning of Period                   $10.00 (12)                                                 (1)
                AUV at End of Period                         $10.81
                Number of Accumulation Units
                   Outstanding at End of Period             192,028

       ING SALOMON BROTHERS ALL CAP
                AUV at Beginning of Period                    $8.54            $11.64           $11.59            $10.00 (1)
                AUV at End of Period                         $11.68             $8.54           $11.64            $11.59
                Number of Accumulation Units
                   Outstanding at End of Period           5,835,012         4,205,151        3,977,598         1,200,520

       ING SALOMON BROTHERS INVESTORS
                AUV at Beginning of Period                    $8.06            $10.62           $11.26            $10.00 (1)
                AUV at End of Period                         $10.42             $8.06           $10.62            $11.26
                Number of Accumulation Units
                   Outstanding at End of Period           2,060,651         1,674,081        1,224,296           313,828

       ING T. ROWE PRICE CAPITAL APPRECIATION
                AUV at Beginning of Period                   $27.72            $27.99           $25.84            $20.89 (1)
                AUV at End of Period                         $34.21            $27.72           $27.99            $25.84
                Number of Accumulation Units
                   Outstanding at End of Period           5,743,181         4,380,117        2,279,908           507,008

       ING T. ROWE PRICE EQUITY INCOME
                AUV at Beginning of Period                   $20.28            $23.71           $23.74            $20.18 (1)
                AUV at End of Period                         $25.02            $20.28           $23.71            $23.74
                Number of Accumulation Units
                   Outstanding at End of Period           3,297,900         2,137,260        1,599,946           470,889

       ING UBS U.S. BALANCED
                AUV at Beginning of Period                    $7.25 (14)
                AUV at End of Period                          $8.44
                Number of Accumulation Units
                   Outstanding at End of Period           1,411,580

       ING VAN KAMPEN EQUITY GROWTH
                AUV at Beginning of Period                    $7.82            $10.00 (7)
                AUV at End of Period                          $9.53             $7.82
                Number of Accumulation Units
                   Outstanding at End of Period             566,448           115,969

       ING VAN KAMPEN GLOBAL FRANCHISE
                AUV at Beginning of Period                    $8.84            $10.00 (7)
                AUV at End of Period                         $11.00             $8.84
                Number of Accumulation Units
                   Outstanding at End of Period             885,643           255,324

       ING VAN KAMPEN GROWTH & INCOME
                AUV at Beginning of Period                   $18.08            $21.53           $24.81            $25.53 (1)
                AUV at End of Period                         $22.79            $18.08           $21.53            $24.81
                Number of Accumulation Units
                   Outstanding at End of Period           2,615,475         1,951,607        1,737,220         1,073,372

       ING VAN KAMPEN REAL ESTATE
                AUV at Beginning of Period                   $27.82            $28.18           $26.44            $20.64 (1)
                AUV at End of Period                         $37.77            $27.82           $28.18            $26.44
                Number of Accumulation Units
                   Outstanding at End of Period           1,439,332           947,487          414,152           211,380

       ING VP BOND PORTFOLIO
                AUV at Beginning of Period                   $10.64            $10.00 (7)
                AUV at End of Period                         $11.12            $10.64
                Number of Accumulation Units
                   Outstanding at End of Period             897,496           665,314

       ING VP GROWTH OPPORTUNITIES
                AUV at Beginning of Period                    $5.26             $7.79           $10.00 (4)
                AUV at End of Period                          $6.86             $5.26            $7.79
                Number of Accumulation Units
                   Outstanding at End of Period             696,848           297,926           83,427

Access - 133972

                                       A9

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       ING VP INDEX PLUS LARGE CAP
                AUV at Beginning of Period                   $10.00 (11)
                AUV at End of Period                          $8.97
                Number of Accumulation Units
                   Outstanding at End of Period           1,239,109

       ING VP INDEX PLUS MID CAP
                AUV at Beginning of Period                   $10.00 (14)
                AUV at End of Period                         $11.13
                Number of Accumulation Units
                   Outstanding at End of Period             317,218

       ING VP INDEX PLUS SMALL CAP
                AUV at Beginning of Period                   $10.00 (14)
                AUV at End of Period                         $11.53
                Number of Accumulation Units
                   Outstanding at End of Period             255,326

       ING VP MAGNACAP
                AUV at Beginning of Period                    $7.10             $9.35           $10.00 (4)
                AUV at End of Period                          $9.14             $7.10            $9.35
                Number of Accumulation Units
                   Outstanding at End of Period             647,836           307,643           91,138

       ING VP SMALLCAP OPPORTUNITIES
                AUV at Beginning of Period                    $4.62             $8.33           $10.00 (4)
                AUV at End of Period                          $6.30             $4.62            $8.33
                Number of Accumulation Units
                   Outstanding at End of Period           2,408,687         1,042,746          268,186

       ING VP WORLDWIDE GROWTH
                AUV at Beginning of Period                    $5.20             $7.02            $8.75            $10.00 (2)
                AUV at End of Period                          $6.62             $5.20            $7.02             $8.75
                Number of Accumulation Units
                   Outstanding at End of Period           1,303,851           859,281          479,640           169,871

       INVESCO VIF HEALTH SCIENCES
                AUV at Beginning of Period                    $7.65            $10.27           $10.00 (5)
                AUV at End of Period                          $9.63             $7.65           $10.27
                Number of Accumulation Units
                   Outstanding at End of Period           1,881,172           481,393           38,465

       INVESCO VIF LEISURE FUND
                AUV at Beginning of Period                    $8.44            $10.00 (7)
                AUV at End of Period                         $10.70             $8.44
                Number of Accumulation Units
                   Outstanding at End of Period             567,796           132,019

       INVESCO VIF--FINANCIAL SERVICES
                AUV at Beginning of Period                    $7.85             $9.36           $10.00 (5)
                AUV at End of Period                         $10.03             $7.85            $9.36
                Number of Accumulation Units
                   Outstanding at End of Period           1,345,964           491,869           37,443

       INVESCO VIF--UTILITIES
                AUV at Beginning of Period                    $6.37             $8.11           $10.00 (5)
                AUV at End of Period                          $7.37             $6.37            $8.11
                Number of Accumulation Units
                   Outstanding at End of Period             588,433           152,798            8,161

       JENNISON PORTFOLIO
                AUV at Beginning of Period                    $4.27             $6.29            $7.84            $10.00 (2)
                AUV at End of Period                          $5.45             $4.27            $6.29             $7.84
                Number of Accumulation Units
                   Outstanding at End of Period           1,748,111         1,366,874        1,272,891           242,694

Access - 133972
                                      A10

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       LIBERTY ASSET ALLOCATION
                AUV at Beginning of Period                   $10.00 (10)
                AUV at End of Period                         $11.99
                Number of Accumulation Units
                   Outstanding at End of Period              24,316

       LIBERTY EQUITY
                AUV at Beginning of Period                    $6.56             $9.20           $11.41            $11.52
                AUV at End of Period                          $8.02             $6.56            $9.20            $11.41
                Number of Accumulation Units
                   Outstanding at End of Period              44,064            41,998           48,568            46,533

       LIBERTY FEDERAL SECURITIES
                AUV at Beginning of Period                   $10.00 (10)
                AUV at End of Period                         $10.09
                Number of Accumulation Units
                   Outstanding at End of Period               3,090

       LIBERTY SMALL CO. GROWTH
                AUV at Beginning of Period                   $10.00 (10)
                AUV at End of Period                         $14.98
                Number of Accumulation Units
                   Outstanding at End of Period               1,018

       PIMCO HIGH YIELD PORTFOLIO
                AUV at Beginning of Period                    $9.82            $10.08           $10.00            $10.16 (1)
                AUV at End of Period                         $11.89             $9.82           $10.08            $10.00
                Number of Accumulation Units
                   Outstanding at End of Period           7,368,292         3,925,320        2,641,283           908,512

       PIMCO STOCKSPLUS GROWTH & INCOME
                AUV at Beginning of Period                    $8.03            $10.21           $11.70            $12.52 (1)
                AUV at End of Period                         $10.32             $8.03           $10.21            $11.70
                Number of Accumulation Units
                   Outstanding at End of Period           1,818,112         2,241,996        2,222,192         1,178,840

       PIONEER FUND VCT
                AUV at Beginning of Period                    $7.47             $9.38           $10.00 (5)
                AUV at End of Period                          $9.08             $7.47            $9.38
                Number of Accumulation Units
                   Outstanding at End of Period             884,740           295,688            5,663

       PIONEER MID CAP VALUE
                AUV at Beginning of Period                    $9.36            $10.71           $10.00 (5)
                AUV at End of Period                         $12.64             $9.36           $10.71
                Number of Accumulation Units
                   Outstanding at End of Period           2,350,778           728,410           98,183

       PROFUND VP BULL
                AUV at Beginning of Period                    $6.66             $8.89           $10.00 (4)
                AUV at End of Period                          $8.25             $6.66            $8.89
                Number of Accumulation Units
                   Outstanding at End of Period           3,673,934         1,271,888          267,236

       PROFUND VP EUROPE 30
                AUV at Beginning of Period                    $6.05             $8.26           $10.00 (4)
                AUV at End of Period                          $8.27             $6.05            $8.26
                Number of Accumulation Units
                   Outstanding at End of Period             786,491         1,365,500          568,994

       PROFUND VP RISING RATES OPPORTUNITY
                AUV at Beginning of Period                   $10.00 (13)
                AUV at End of Period                          $9.36
                Number of Accumulation Units
                   Outstanding at End of Period             214,510

       PROFUND VP SMALL CAP
                AUV at Beginning of Period                    $7.21             $9.43           $10.00 (4)
                AUV at End of Period                         $10.14             $7.21            $9.43
                Number of Accumulation Units
                   Outstanding at End of Period           3,015,456         1,133,339          403,215

Access - 133972

                                      A11

                                                            2003              2002               2001            2000
                                                     --------------------------------------------------------------------
       SP JENNISON INTERNATIONAL GROWTH
                AUV at Beginning of Period                    $4.11             $5.41            $8.56            $10.00 (3)
                AUV at End of Period                          $5.64             $4.11            $5.41             $8.56
                Number of Accumulation Units
                   Outstanding at End of Period           2,035,467           519,700          385,101            44,024

       FOOTNOTES
       (1)  Fund First Available during October 1993      (10)  Fund First Available during April 2003
       (2)  Fund First Available during January 1995      (11)  Fund First Available during June 2003
       (3)  Fund First Available during October 1995      (12)  Fund First Available during September 2003
       (4)  Fund First Available during January 1996      (13)  Fund First Available during October 2003
       (5)  Fund First Available during September 1996    (14)  Fund First Available during November 2003
       (6)  Fund First Available during February 1997
       (7)  Fund First Available during May 1998
       (8)  Fund First Available during October 2000
       (9)  Fund First Available during May 2001

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%

  AIM VI DENT DEMOGRAPHIC TRENDS
         AUV at Beginning of Period                     $7.33          $10.99         $10.00 (11)
         AUV at End of Period                           $9.91           $7.33         $10.99
         Number of Accumulation Units
            Outstanding at End of Period              178,911          43,074         77,645

  COLONIAL SMALL CAP VALUE
         AUV at Beginning of Period                    $10.00 (18)
         AUV at End of Period                          $13.84
         Number of Accumulation Units
            Outstanding at End of Period               82,669

  FIDELITY(R) VIP EQUITY--INCOME
         AUV at Beginning of Period                     $7.82           $9.58         $10.00 (12)
         AUV at End of Period                          $10.01           $7.82          $9.58
         Number of Accumulation Units
            Outstanding at End of Period              591,447         185,665

  FIDELITY(R) VIP GROWTH
         AUV at Beginning of Period                     $6.36           $9.27         $10.00 (12)
         AUV at End of Period                           $8.30           $6.36          $9.27
         Number of Accumulation Units
            Outstanding at End of Period              502,112         219,815

  ING AIM MID CAP GROWTH
         AUV at Beginning of Period                     $9.80          $14.57         $18.78          $21.78          $14.16
         AUV at End of Period                          $13.91           $9.80         $14.57          $18.78          $21.78
         Number of Accumulation Units
            Outstanding at End of Period            1,824,861       1,999,022      2,640,192       3,565,531       2,655,079

  ING ALLIANCE MID CAP GROWTH
         AUV at Beginning of Period                     $9.99          $14.51         $17.09          $20.94          $16.94
         AUV at End of Period                          $16.43           $9.99         $14.51          $17.09          $20.94
         Number of Accumulation Units
            Outstanding at End of Period            4,192,754       4,478,808      5,716,524       6,622,519       6,210,698

  ING AMERICAN FUNDS GROWTH
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $10.77
         Number of Accumulation Units
            Outstanding at End of Period              388,436

  ING AMERICAN FUNDS GROWTH-INCOME
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $10.98
         Number of Accumulation Units
            Outstanding at End of Period              397,600

  ING AMERICAN FUNDS INTERNATIONAL
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $11.61
         Number of Accumulation Units
            Outstanding at End of Period              137,440

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%

  AIM VI DENT DEMOGRAPHIC TRENDS
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  COLONIAL SMALL CAP VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  FIDELITY(R) VIP EQUITY--INCOME
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  FIDELITY(R) VIP GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING AIM MID CAP GROWTH
         AUV at Beginning of Period                    $14.26          $11.76         $10.01          $10.00 (1)
         AUV at End of Period                          $14.16          $14.26         $11.76          $10.01
         Number of Accumulation Units
            Outstanding at End of Period            1,731,615       1,361,070        968,694         152,633

  ING ALLIANCE MID CAP GROWTH
         AUV at Beginning of Period                    $15.36          $12.47         $10.00 (3)
         AUV at End of Period                          $16.94          $15.36         $12.47
         Number of Accumulation Units
            Outstanding at End of Period            3,474,460       1,288,333        173,758

  ING AMERICAN FUNDS GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING AMERICAN FUNDS GROWTH-INCOME
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING AMERICAN FUNDS INTERNATIONAL
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 133972
                                      A12

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING CAPITAL GUARDIAN LARGE CAP VALUE
         AUV at Beginning of Period                     $7.50           $9.99         $10.53          $10.00 (7)
         AUV at End of Period                          $10.09           $7.50          $9.99          $10.53
         Number of Accumulation Units
            Outstanding at End of Period            2,408,098       2,128,387      1,783,085         770,213

  ING CAPITAL GUARDIAN MANAGED GLOBAL
         AUV at Beginning of Period                    $13.59          $17.30         $19.94          $23.71          $14.75
         AUV at End of Period                          $18.24          $13.59         $17.30          $19.94          $23.71
         Number of Accumulation Units
            Outstanding at End of Period            2,499,768       2,796,359      3,208,566       3,496,637       3,306,922

  ING CAPITAL GUARDIAN SMALL CAP
         AUV at Beginning of Period                    $13.00          $17.71         $18.26          $22.68          $15.30
         AUV at End of Period                          $17.97          $13.00         $17.71          $18.26          $22.68
         Number of Accumulation Units
            Outstanding at End of Period            3,768,841       4,048,976      4,908,965       5,436,275       4,514,345

  ING DEVELOPING WORLD
         AUV at Beginning of Period                     $6.19           $7.04          $7.55          $11.58           $7.27
         AUV at End of Period                           $8.93           $6.19          $7.04           $7.55          $11.58
         Number of Accumulation Units
            Outstanding at End of Period            1,347,745       1,372,716      1,610,890         991,863         926,115

  ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                    $14.82          $18.15         $19.29          $18.01          $18.20
         AUV at End of Period                          $18.27          $14.82         $18.15          $19.29          $18.01
         Number of Accumulation Units
            Outstanding at End of Period            1,905,659       2,133,007      2,428,124       2,589,777       2,709,066

  ING FMR(SM) DIVERSIFIED MID--CAP
         AUV at Beginning of Period                     $7.21           $9.08          $9.87          $10.00 (9)
         AUV at End of Period                           $9.47           $7.21          $9.08           $9.87
         Number of Accumulation Units
            Outstanding at End of Period              492,657         504,098        261,790         185,852

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
         AUV at Beginning of Period                     $4.64           $7.61         $10.00 (10)
         AUV at End of Period                           $6.44           $4.64          $7.61
         Number of Accumulation Units
            Outstanding at End of Period              228,338         109,776         36,477

  ING HARD ASSETS
         AUV at Beginning of Period                    $13.76          $13.87         $16.03          $17.09          $14.07
         AUV at End of Period                          $20.62          $13.76         $13.87          $16.03          $17.09
         Number of Accumulation Units
            Outstanding at End of Period              549,898         561,650        458,820         598,435         696,930

  ING INTERNATIONAL EQUITY
         AUV at Beginning of Period                     $7.14           $8.65         $11.37          $15.59          $10.32
         AUV at End of Period                           $9.08           $7.14          $8.65          $11.37          $15.59
         Number of Accumulation Units
            Outstanding at End of Period            1,583,400       1,745,092      2,043,470       2,474,741       1,959,321

  ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                     $7.03           $8.86          $9.94          $10.00 (9)
         AUV at End of Period                           $8.48           $7.03          $8.86           $9.94
         Number of Accumulation Units
            Outstanding at End of Period              754,836         719,851        470,484          88,531

  ING JANUS SPECIAL EQUITY
         AUV at Beginning of Period                     $6.06           $8.31          $8.89          $10.00 (9)
         AUV at End of Period                           $8.97           $6.06          $8.31           $8.89
         Number of Accumulation Units
            Outstanding at End of Period              240,606         162,394        158,129          85,716

  ING JENNISON EQUITY OPPORTUNITIES
         AUV at Beginning of Period                    $14.82          $21.28         $24.85          $29.77          $24.26
         AUV at End of Period                          $19.13          $14.82         $21.28          $24.85          $29.77
         Number of Accumulation Units
            Outstanding at End of Period            2,572,697       2,915,036      3,688,603       4,174,489       3,839,680

  ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $11.87
         Number of Accumulation Units
            Outstanding at End of Period               11,753

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  ING CAPITAL GUARDIAN LARGE CAP VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING CAPITAL GUARDIAN MANAGED GLOBAL
         AUV at Beginning of Period                    $11.58          $10.49          $9.49           $9.24 (1)
         AUV at End of Period                          $14.75          $11.58         $10.49           $9.49
         Number of Accumulation Units
            Outstanding at End of Period            3,354,682       2,721,529      1,375,023

  ING CAPITAL GUARDIAN SMALL CAP
         AUV at Beginning of Period                    $12.84          $11.82         $10.00          $10.00 (2)
         AUV at End of Period                          $15.30          $12.84         $11.82          $10.00
         Number of Accumulation Units
            Outstanding at End of Period            3,086,639       2,049,765      1,316,663              --

  ING DEVELOPING WORLD
         AUV at Beginning of Period                    $10.00 (6)
         AUV at End of Period                           $7.27
         Number of Accumulation Units
            Outstanding at End of Period               82,414

  ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                    $18.20          $14.53         $13.34          $12.40 (1)
         AUV at End of Period                          $18.20          $18.20         $14.53          $13.34
         Number of Accumulation Units
            Outstanding at End of Period            2,736,311       1,793,172      1,052,064         179,453

  ING FMR(SM) DIVERSIFIED MID--CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING HARD ASSETS
         AUV at Beginning of Period                    $20.29          $19.42         $14.80          $14.57 (1)
         AUV at End of Period                          $14.07          $20.29         $19.42          $14.80
         Number of Accumulation Units
            Outstanding at End of Period              609,087         637,191        341,711          26,605

  ING INTERNATIONAL EQUITY
         AUV at Beginning of Period                     $9.95          $10.34         $10.00 (5)
         AUV at End of Period                          $10.32           $9.95         $10.34
         Number of Accumulation Units
            Outstanding at End of Period              680,861          36,098

  ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING JANUS SPECIAL EQUITY
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING JENNISON EQUITY OPPORTUNITIES
         AUV at Beginning of Period                    $21.87          $17.22         $14.55          $14.16 (1)
         AUV at End of Period                          $24.26          $21.87         $17.22          $14.55
         Number of Accumulation Units
            Outstanding at End of Period            2,787,732       1,772,316      1,106,359         326,610

  ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 133972
                                      A13

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                     $7.84          $10.00 (12)
         AUV at End of Period                          $10.36           $7.84
         Number of Accumulation Units
            Outstanding at End of Period               99,605          31,084

  ING JULIUS BAER FOREIGN
         AUV at Beginning of Period                     $8.22          $10.00 (12)
         AUV at End of Period                          $10.61           $8.22
         Number of Accumulation Units
            Outstanding at End of Period                               33,208

  ING LIMITED MATURITY BOND
         AUV at Beginning of Period                    $19.73          $18.69         $17.45          $16.45          $16.52
         AUV at End of Period                          $19.98          $19.73         $18.69          $17.45          $16.45
         Number of Accumulation Units
            Outstanding at End of Period            2,413,916       3,063,485      2,547,141       1,769,356       1,835,681

  ING LIQUID ASSETS
         AUV at Beginning of Period                    $15.51          $15.54         $15.19          $14.55          $14.11
         AUV at End of Period                          $15.39          $15.51         $15.54          $15.19          $14.55
         Number of Accumulation Units
            Outstanding at End of Period            3,967,468       5,577,966      7,210,822       5,535,947       7,668,618

  ING MARSICO GROWTH
         AUV at Beginning of Period                    $10.41          $15.01         $21.86          $28.46          $16.22
         AUV at End of Period                          $13.60          $10.41         $15.01          $21.86          $28.46
         Number of Accumulation Units
            Outstanding at End of Period            7,363,429       8,151,064     11,192,041      13,563,138      11,168,535

  ING MERCURY FOCUS VALUE
         AUV at Beginning of Period                     $8.36          $10.00 (12)
         AUV at End of Period                          $10.80           $8.36
         Number of Accumulation Units
            Outstanding at End of Period               78,050          69,302

  ING MERCURY FUNDAMENTAL GROWTH
         AUV at Beginning of Period                     $7.97          $10.00 (12)
         AUV at End of Period                           $9.96           $7.97
         Number of Accumulation Units
            Outstanding at End of Period               30,926          18,057

  ING MFS MID CAP GROWTH
         AUV at Beginning of Period                    $15.88          $31.50         $41.89          $39.34          $22.31
         AUV at End of Period                          $21.75          $15.88         $31.50          $41.89          $39.34
         Number of Accumulation Units
            Outstanding at End of Period            3,416,000       3,781,798      4,965,396       5,926,553       3,717,261

  ING MFS RESEARCH
         AUV at Beginning of Period                    $14.95          $20.21         $26.13          $27.80          $22.73
         AUV at End of Period                          $18.33          $14.95         $20.21          $26.13          $27.80
         Number of Accumulation Units
            Outstanding at End of Period            4,358,136       4,975,285      6,799,019       7,760,199       7,240,462

  ING MFS TOTAL RETURN
         AUV at Beginning of Period                    $18.99          $20.33         $20.55          $17.91          $17.60
         AUV at End of Period                          $21.83          $18.99         $20.33          $20.55          $17.91
         Number of Accumulation Units
            Outstanding at End of Period            5,459,084       5,740,870      6,331,856       6,431,976       6,739,205

  ING PIMCO CORE BOND
         AUV at Beginning of Period                    $12.55          $11.73         $11.63          $11.70          $13.00
         AUV at End of Period                          $12.94          $12.55         $11.73          $11.63          $11.70
         Number of Accumulation Units
            Outstanding at End of Period            1,936,849       2,142,595        813,599         490,810         382,608

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
         AUV at Beginning of Period                    $10.00 (16)
         AUV at End of Period                          $10.81
         Number of Accumulation Units
            Outstanding at End of Period               16,860

  ING SALOMON BROTHERS ALL CAP
         AUV at Beginning of Period                     $8.51          $11.62         $11.58          $10.00 (7)
         AUV at End of Period                          $11.64           $8.51         $11.62          $11.58
         Number of Accumulation Units
            Outstanding at End of Period            1,646,965       1,646,987      2,043,716       1,155,496

  ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period                     $8.04          $10.60         $11.25          $10.00 (7)
         AUV at End of Period                          $10.38           $8.04         $10.60          $11.25
         Number of Accumulation Units
            Outstanding at End of Period              565,048         590,391        533,884         198,869

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING JULIUS BAER FOREIGN
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING LIMITED MATURITY BOND
         AUV at Beginning of Period                    $15.70          $14.95         $14.56          $14.20 (1)
         AUV at End of Period                          $16.52          $15.70         $14.95          $14.56
         Number of Accumulation Units
            Outstanding at End of Period            1,121,401         462,583        349,417         136,553

  ING LIQUID ASSETS
         AUV at Beginning of Period                    $13.65          $13.19         $12.76          $12.63 (1)
         AUV at End of Period                          $14.11          $13.65         $13.19          $12.76
         Number of Accumulation Units
            Outstanding at End of Period            2,964,038       1,132,057        383,231          93,239

  ING MARSICO GROWTH
         AUV at Beginning of Period                    $12.99          $11.40         $10.00 (4)
         AUV at End of Period                          $16.22          $12.99         $11.40
         Number of Accumulation Units
            Outstanding at End of Period            2,452,150         763,169

  ING MERCURY FOCUS VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING MERCURY FUNDAMENTAL GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING MFS MID CAP GROWTH
         AUV at Beginning of Period                    $18.45          $15.66         $13.19          $12.93 (3)
         AUV at End of Period                          $22.31          $18.45         $15.66          $13.19
         Number of Accumulation Units
            Outstanding at End of Period            1,527,665         518,640         56,163

  ING MFS RESEARCH
         AUV at Beginning of Period                    $18.77          $15.87         $13.07          $12.23 (4)
         AUV at End of Period                          $22.73          $18.77         $15.87          $13.07
         Number of Accumulation Units
            Outstanding at End of Period            3,875,695         816,216

  ING MFS TOTAL RETURN
         AUV at Beginning of Period                    $16.02          $13.46         $12.03          $11.39 (4)
         AUV at End of Period                          $17.60          $16.02         $13.46          $12.03
         Number of Accumulation Units
            Outstanding at End of Period            3,973,034         746,754

  ING PIMCO CORE BOND
         AUV at Beginning of Period                    $11.81          $11.91         $11.53          $11.18 (6)
         AUV at End of Period                          $13.00          $11.81         $11.91          $11.53
         Number of Accumulation Units
            Outstanding at End of Period              119,924             310

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING SALOMON BROTHERS ALL CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 133972
                                      A14

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
         AUV at Beginning of Period                    $27.37          $27.67         $25.57          $21.29          $20.23
         AUV at End of Period                          $33.75          $27.37         $27.67          $25.57          $21.29
         Number of Accumulation Units
            Outstanding at End of Period            3,717,807       4,093,955      3,679,280       3,165,782       3,304,307

  ING T. ROWE PRICE EQUITY INCOME
         AUV at Beginning of Period                    $20.03          $23.43         $23.49          $21.12          $21.61
         AUV at End of Period                          $24.68          $20.03         $23.43          $23.49          $21.12
         Number of Accumulation Units
            Outstanding at End of Period            2,135,369       2,226,228      2,377,259       2,237,388       2,523,887

  ING UBS U.S. BALANCED
         AUV at Beginning of Period                     $7.24 (18)
         AUV at End of Period                           $8.41
         Number of Accumulation Units
            Outstanding at End of Period              284,098

  ING VAN KAMPEN EQUITY GROWTH
         AUV at Beginning of Period                     $7.81          $10.00 (12)
         AUV at End of Period                           $9.51           $7.81
         Number of Accumulation Units
            Outstanding at End of Period              122,975          36,457

  ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period                     $8.84          $10.00 (12)
         AUV at End of Period                          $10.98           $8.84
         Number of Accumulation Units
            Outstanding at End of Period              189,266         135,600

  ING VAN KAMPEN GROWTH & INCOME
         AUV at Beginning of Period                    $17.94          $21.38         $24.67          $25.59          $22.43
         AUV at End of Period                          $22.59          $17.94         $21.38          $24.67          $25.59
         Number of Accumulation Units
            Outstanding at End of Period            6,186,431       6,933,409      8,520,621       9,797,232      10,160,317

  ING VAN KAMPEN REAL ESTATE
         AUV at Beginning of Period                    $27.47          $27.85         $26.16          $20.28          $21.42
         AUV at End of Period                          $37.25          $27.47         $27.85          $26.16          $20.28
         Number of Accumulation Units
            Outstanding at End of Period              740,624         784,788        715,123         738,551         742,364

  ING VP BOND PORTFOLIO
         AUV at Beginning of Period                    $10.63          $10.00 (12)
         AUV at End of Period                          $11.10          $10.63
         Number of Accumulation Units
            Outstanding at End of Period              314,718         290,354

  ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period                     $5.25           $7.78         $10.00 (10)
         AUV at End of Period                           $6.84           $5.25          $7.78
         Number of Accumulation Units
            Outstanding at End of Period              119,046         134,512         19,161

  ING VP INDEX PLUS LARGE CAP
         AUV at Beginning of Period                    $10.00 (15)
         AUV at End of Period                           $8.94
         Number of Accumulation Units
            Outstanding at End of Period               65,973

  ING VP MAGNACAP
         AUV at Beginning of Period                     $7.08           $9.34         $10.00 (10)
         AUV at End of Period                           $9.11           $7.08          $9.34
         Number of Accumulation Units
            Outstanding at End of Period               47,646          20,062          7,517

  ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period                     $4.61           $8.32         $10.00 (10)
         AUV at End of Period                           $6.28           $4.61          $8.32
         Number of Accumulation Units
            Outstanding at End of Period              269,277         139,362         61,322

  ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                     $5.19           $7.01          $8.75          $10.00 (8)
         AUV at End of Period                           $6.59           $5.19          $7.01           $8.75
         Number of Accumulation Units
            Outstanding at End of Period              116,479         142,058        112,981          21,575

  INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                     $7.63          $10.26         $10.00 (11)
         AUV at End of Period                           $9.60           $7.63         $10.26
         Number of Accumulation Units
            Outstanding at End of Period              180,195         166,543        110,902

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
         AUV at Beginning of Period                    $19.40          $17.08         $14.91          $14.47 (1)
         AUV at End of Period                          $20.23          $19.40         $17.08          $14.91
         Number of Accumulation Units
            Outstanding at End of Period            2,780,652       1,766,390        952,517         184,364

  ING T. ROWE PRICE EQUITY INCOME
         AUV at Beginning of Period                    $20.28          $17.54         $16.38          $15.78 (1)
         AUV at End of Period                          $21.61          $20.28         $17.54          $16.38
         Number of Accumulation Units
            Outstanding at End of Period            1,980,778       1,485,966      1,117,238         370,515

  ING UBS U.S. BALANCED
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VAN KAMPEN EQUITY GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VAN KAMPEN GROWTH & INCOME
         AUV at Beginning of Period                    $19.96          $15.62         $13.15          $12.09 (1)
         AUV at End of Period                          $22.43          $19.96         $15.62          $13.15
         Number of Accumulation Units
            Outstanding at End of Period            7,386,288       3,706,709      1,663,079         300,820

  ING VAN KAMPEN REAL ESTATE
         AUV at Beginning of Period                    $25.14          $20.79         $15.61          $14.76 (1)
         AUV at End of Period                          $21.42          $25.14         $20.79          $15.61
         Number of Accumulation Units
            Outstanding at End of Period              914,501         897,320        384,928          61,143

  ING VP BOND PORTFOLIO
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP INDEX PLUS LARGE CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP MAGNACAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

Access - 133972
                                      A15

                                                           2003            2002            2001           2000            1999
                                                   ------------------------------------------------------------------------------
  INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                     $8.43          $10.00 (12)
         AUV at End of Period                          $10.68           $8.43
         Number of Accumulation Units
            Outstanding at End of Period               57,779          28,020

  INVESCO VIF--FINANCIAL SERVICES
         AUV at Beginning of Period                     $7.84           $9.36         $10.00 (11)
         AUV at End of Period                          $10.00           $7.84          $9.36
         Number of Accumulation Units
            Outstanding at End of Period              160,101         117,511         23,862

  INVESCO VIF--UTILITIES
         AUV at Beginning of Period                     $6.36           $8.10         $10.00 (11)
         AUV at End of Period                           $7.35           $6.36          $8.10
         Number of Accumulation Units
            Outstanding at End of Period               91,472          86,524         18,795

  JENNISON PORTFOLIO
         AUV at Beginning of Period                     $4.26           $6.28          $7.84          $10.00 (11)
         AUV at End of Period                           $5.43           $4.26          $6.28           $7.84
         Number of Accumulation Units
            Outstanding at End of Period              309,725         322,010        417,346          64,129

  PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                     $9.77          $10.04          $9.97          $10.21          $10.07
         AUV at End of Period                          $11.82           $9.77         $10.04           $9.97          $10.21
         Number of Accumulation Units
            Outstanding at End of Period            3,503,280       3,053,446      3,198,237       3,158,188       3,194,935

  PIMCO STOCKSPLUS GROWTH & INCOME
         AUV at Beginning of Period                     $7.99          $10.18         $11.67          $13.10          $11.10
         AUV at End of Period                          $10.26           $7.99         $10.18          $11.67          $13.10
         Number of Accumulation Units
            Outstanding at End of Period            2,681,601       3,392,261      4,054,658       4,659,705       4,371,570

  PIONEER FUND VCT
         AUV at Beginning of Period                     $7.46           $9.38         $10.00 (11)
         AUV at End of Period                           $9.06           $7.46          $9.38
         Number of Accumulation Units
            Outstanding at End of Period              258,851         144,234         14,633

  PIONEER MID CAP VALUE
         AUV at Beginning of Period                     $9.35          $10.71         $10.00 (11)
         AUV at End of Period                          $12.61           $9.35         $10.71
         Number of Accumulation Units
            Outstanding at End of Period              597,101         509,210         27,109

  PROFUND VP BULL
         AUV at Beginning of Period                     $6.65           $8.89         $10.00 (10)
         AUV at End of Period                           $8.22           $6.65          $8.89
         Number of Accumulation Units
            Outstanding at End of Period              354,864         194,394        256,467

  PROFUND VP EUROPE 30
         AUV at Beginning of Period                     $6.04           $8.26         $10.00 (10)
         AUV at End of Period                           $8.24           $6.04          $8.26
         Number of Accumulation Units
            Outstanding at End of Period              147,115         156,756          5,726

  PROFUND VP RISING RATES OPPORTUNITY
         AUV at Beginning of Period                    $10.00 (17)
         AUV at End of Period                           $9.36
         Number of Accumulation Units
            Outstanding at End of Period              137,981

  PROFUND VP SMALL CAP
         AUV at Beginning of Period                     $7.19           $9.42         $10.00 (10)
         AUV at End of Period                          $10.11           $7.19          $9.42
         Number of Accumulation Units
            Outstanding at End of Period              424,034         269,440         67,787

  SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                     $4.10           $5.40          $8.56          $10.00 (9)
         AUV at End of Period                           $5.62           $4.10          $5.40           $8.56
         Number of Accumulation Units
            Outstanding at End of Period              188,212         120,333        101,972          64,843

                                                           1998           1997            1996           1995
                                                   --------------------------------------------------------------
  INVESCO VIF LEISURE FUND
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  INVESCO VIF--FINANCIAL SERVICES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  INVESCO VIF--UTILITIES
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  JENNISON PORTFOLIO
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $10.00 (6)
         AUV at End of Period                          $10.07
         Number of Accumulation Units
            Outstanding at End of Period            1,066,219

  PIMCO STOCKSPLUS GROWTH & INCOME
         AUV at Beginning of Period                    $10.00 (6)
         AUV at End of Period                          $11.10
         Number of Accumulation Units
            Outstanding at End of Period              942,738

  PIONEER FUND VCT
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PIONEER MID CAP VALUE
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP BULL
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP EUROPE 30
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP RISING RATES OPPORTUNITY
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  PROFUND VP SMALL CAP
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

  SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period
         AUV at End of Period
         Number of Accumulation Units
            Outstanding at End of Period

      FOOTNOTES
        (1)  Fund First Available during October 1995      (11)  Fund First Available during November 2001
        (2)  Fund First Available during January 1996      (12)  Fund First Available during May 2002

Access - 133972

                                      A16

        (3)  Fund First Available during September 1996    (13)  Fund First Available during September 2002
        (4)  Fund First Available during February 1997     (14)  Fund First Available during December 2002
        (5)  Fund First Available during October 1997      (15)  Fund First Available during August 2003
        (6)  Fund First Available during May 1998          (16)  Funds First Available during September 2003
        (7)  Fund First Available during February 2000     (17)  Funds First Available during October 2003
        (8)  Fund First Available during May 2000          (18)  Funds First Available during November 2003
        (9)  Fund First Available during October 2000
        (10) Fund First Available during May 2001

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                      $7.32           $10.99            $10.00 (5)
           AUV at End of Period                            $9.90            $7.32            $10.99
           Number of Accumulation Units
              Outstanding at End of Period                74,556           25,793             1,821

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                     $10.00 (15)
           AUV at End of Period                           $13.83
           Number of Accumulation Units
              Outstanding at End of Period                21,739

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                      $7.81            $9.58            $10.00 (7)
           AUV at End of Period                            $9.99            $7.81             $9.58
           Number of Accumulation Units
              Outstanding at End of Period               175,077           70,102                --

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                      $6.35            $9.26            $10.00 (7)
           AUV at End of Period                            $8.29            $6.35             $9.26
           Number of Accumulation Units
              Outstanding at End of Period               161,545           69,148                --

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                      $9.75           $14.50            $18.70            $21.56 (1)
           AUV at End of Period                           $13.83            $9.75            $14.50            $18.70
           Number of Accumulation Units
              Outstanding at End of Period               680,329          748,019         1,052,847         1,149,145

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $9.96           $14.47            $17.04            $20.01 (1)
           AUV at End of Period                           $16.37            $9.96            $14.47            $17.04
           Number of Accumulation Units
              Outstanding at End of Period               691,122          749,731           826,424           740,611

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.76
           Number of Accumulation Units
              Outstanding at End of Period               141,174

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.98
           Number of Accumulation Units
              Outstanding at End of Period               179,926

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $11.61
           Number of Accumulation Units
              Outstanding at End of Period                74,169

Access - 133972

                                      A17

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                      $7.48            $9.98            $10.53            $10.00 (1)
           AUV at End of Period                           $10.07            $7.48             $9.98            $10.53
           Number of Accumulation Units
              Outstanding at End of Period             1,352,701        1,328,529         1,370,681           942,003

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                     $13.50           $17.19            $19.83            $22.04 (1)
           AUV at End of Period                           $18.11           $13.50            $17.19            $19.83
           Number of Accumulation Units
              Outstanding at End of Period               583,925          629,168           726,954           648,150

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                     $12.95           $17.66            $18.21            $23.54 (1)
           AUV at End of Period                           $17.89           $12.95            $17.66            $18.21
           Number of Accumulation Units
              Outstanding at End of Period               933,034        1,000,667         1,205,577         1,058,396

  ING DEVELOPING WORLD
           AUV at Beginning of Period                      $6.17            $7.02             $7.54            $11.63 (1)
           AUV at End of Period                            $8.91            $6.17             $7.02             $7.54
           Number of Accumulation Units
              Outstanding at End of Period               459,146          474,427           673,091           609,636
  ING EAGLE ASSET VALUE EQUITY

           AUV at Beginning of Period                     $14.74           $18.06            $19.20            $17.35 (1)
           AUV at End of Period                           $18.16           $14.74            $18.06            $19.20
           Number of Accumulation Units
              Outstanding at End of Period               266,586          259,140           252,946           143,195

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                      $7.20            $9.07             $9.87            $10.00 (3)
           AUV at End of Period                            $9.45            $7.20             $9.07             $9.87
           Number of Accumulation Units
              Outstanding at End of Period               241,130          239,616           264,852            80,992

  ING GET FUND -- SERIES T
           AUV at Beginning of Period                     $10.07           $10.00 (8)
           AUV at End of Period                           $10.44           $10.07
           Number of Accumulation Units
              Outstanding at End of Period             1,117,865        1,558,992

  ING GET FUND -- SERIES U
           AUV at Beginning of Period                     $10.00           $10.00 (9)
           AUV at End of Period                           $10.53
           Number of Accumulation Units
              Outstanding at End of Period             1,896,117               --

  ING GET FUND -- SERIES V
           AUV at Beginning of Period                     $10.00 (11)
           AUV at End of Period                            $9.72
           Number of Accumulation Units
              Outstanding at End of Period             2,946,385

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                     $10.00 (11)
           AUV at End of Period                           $10.24
           Number of Accumulation Units
              Outstanding at End of Period             2,023,884

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.03
           Number of Accumulation Units
              Outstanding at End of Period             1,906,764

  ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period                     $10.00 (16)
           AUV at End of Period                           $10.00
           Number of Accumulation Units
              Outstanding at End of Period                99,989

Access - 133972
                                      A18

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                      $4.63            $7.61            $10.00 (4)
           AUV at End of Period                            $6.43            $4.63             $7.61
           Number of Accumulation Units
              Outstanding at End of Period                96,372           18,672            12,070

  ING HARD ASSETS
           AUV at Beginning of Period                     $13.64           $13.76            $15.91            $15.85 (1)
           AUV at End of Period                           $20.44           $13.64            $13.76            $15.91
           Number of Accumulation Units
              Outstanding at End of Period               101,132           62,771            22,850            17,608

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                      $7.11            $8.62            $11.34            $14.93 (6)
           AUV at End of Period                            $9.04            $7.11             $8.62            $11.34
           Number of Accumulation Units
              Outstanding at End of Period               588,683          700,470           812,676           804,897

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                      $7.02            $8.85             $9.94            $10.00 (3)
           AUV at End of Period                            $8.46            $7.02             $8.85             $9.94
           Number of Accumulation Units
              Outstanding at End of Period               328,257          315,170           295,864           128,409

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                      $6.05            $8.30             $8.88            $10.00 (3)
           AUV at End of Period                            $8.95            $6.05             $8.30             $8.88
           Number of Accumulation Units
              Outstanding at End of Period               169,752          123,276           132,268            66,473

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                     $14.72           $21.15            $24.70            $29.09 (1)
           AUV at End of Period                           $18.99           $14.72            $21.15            $24.70
           Number of Accumulation Units
              Outstanding at End of Period               633,989          692,997           938,385           847,242

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $11.87
           Number of Accumulation Units
              Outstanding at End of Period                 7,837

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                      $7.83           $10.00 (7)
           AUV at End of Period                           $10.35            $7.83
           Number of Accumulation Units
              Outstanding at End of Period                72,864           14,675

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                      $8.21           $10.00 (7)
           AUV at End of Period                           $10.60            $8.21
           Number of Accumulation Units
              Outstanding at End of Period                26,857            4,278

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                     $19.53           $18.51            $17.29            $16.28 (1)
           AUV at End of Period                           $19.77           $19.53            $18.51            $17.29
           Number of Accumulation Units
              Outstanding at End of Period               614,146          629,611           497,060           321,370

  ING LIQUID ASSETS
           AUV at Beginning of Period                     $15.33           $15.36            $15.03            $14.45 (1)
           AUV at End of Period                           $15.20           $15.33            $15.36            $15.03
           Number of Accumulation Units
              Outstanding at End of Period             1,702,971        2,297,033         2,858,557         2,183,030

  ING MARSICO GROWTH
           AUV at Beginning of Period                     $10.37           $14.97            $21.80            $28.95 (1)
           AUV at End of Period                           $13.55           $10.37            $14.97            $21.80
           Number of Accumulation Units
              Outstanding at End of Period             2,163,884        2,302,847         3,005,289         3,020,949

Access - 133972

                                      A19

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                      $8.36           $10.00 (7)
           AUV at End of Period                           $10.79            $8.36
           Number of Accumulation Units
              Outstanding at End of Period                24,096           22,198

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                      $7.96           $10.00 (7)
           AUV at End of Period                            $9.95            $7.96
           Number of Accumulation Units
              Outstanding at End of Period                 4,515              755

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                     $15.81           $31.38            $41.76            $38.25 (1)
           AUV at End of Period                           $21.64           $15.81            $31.38            $41.76
           Number of Accumulation Units
              Outstanding at End of Period               975,307        1,067,108         1,323,824         1,290,685

  ING MFS RESEARCH
           AUV at Beginning of Period                     $14.88           $20.13            $26.05            $26.72 (1)
           AUV at End of Period                           $18.24           $14.88            $20.13            $26.05
           Number of Accumulation Units
              Outstanding at End of Period               726,673          838,520         1,029,431           973,963

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                     $18.91           $20.25            $20.48            $17.32 (1)
           AUV at End of Period                           $21.73           $18.91            $20.25            $20.48
           Number of Accumulation Units
              Outstanding at End of Period               932,450          859,682           856,471           597,315

  ING PIMCO CORE BOND
           AUV at Beginning of Period                     $12.49           $11.68            $11.59            $11.35 (1)
           AUV at End of Period                           $12.88           $12.49            $11.68            $11.59
           Number of Accumulation Units
              Outstanding at End of Period               642,677          689,475           227,627           150,099

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                           $10.81
           Number of Accumulation Units
              Outstanding at End of Period                10,182

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                      $8.50           $11.60            $11.57            $10.00 (1)
           AUV at End of Period                           $11.61            $8.50            $11.60            $11.57
           Number of Accumulation Units
              Outstanding at End of Period               920,674          957,912         1,200,300           819,316

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                      $8.02           $10.59            $11.24            $10.00 (1)
           AUV at End of Period                           $10.36            $8.02            $10.59            $11.24
           Number of Accumulation Units
              Outstanding at End of Period               292,659          330,088           353,861           202,765

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                     $27.14           $27.45            $25.38            $20.54 (1)
           AUV at End of Period                           $33.45           $27.14            $27.45            $25.38
           Number of Accumulation Units
              Outstanding at End of Period               662,358          639,977           495,196           185,069

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                     $19.86           $23.25            $23.31            $19.85 (1)
           AUV at End of Period                           $24.46           $19.86            $23.25            $23.31
           Number of Accumulation Units
              Outstanding at End of Period               372,504          375,191           398,072           225,138

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                      $7.23 (15)
           AUV at End of Period                            $8.40
           Number of Accumulation Units
              Outstanding at End of Period               190,069

Access - 133972
                                      A20

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                      $7.81           $10.00 (7)
           AUV at End of Period                            $9.50            $7.81
           Number of Accumulation Units
              Outstanding at End of Period                47,311           16,318

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                      $8.83           $10.00 (7)
           AUV at End of Period                           $10.97            $8.83
           Number of Accumulation Units
              Outstanding at End of Period                55,092           27,705

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                     $17.83           $21.26            $24.54            $25.28 (1)
           AUV at End of Period                           $22.44           $17.83            $21.26            $24.54
           Number of Accumulation Units
              Outstanding at End of Period               456,690          478,280           529,164           440,779

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                     $27.24           $27.63            $25.97            $20.30 (1)
           AUV at End of Period                           $36.92           $27.24            $27.63            $25.97
           Number of Accumulation Units
              Outstanding at End of Period               168,123          149,145           107,794            86,644

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                     $10.63           $10.00 (7)
           AUV at End of Period                           $11.09           $10.63
           Number of Accumulation Units
              Outstanding at End of Period                76,855           48,128

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                      $5.24            $7.78            $10.00 (4)
           AUV at End of Period                            $6.83            $5.24             $7.78
           Number of Accumulation Units
              Outstanding at End of Period                53,290           30,250            17,747

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                      $7.21 (12)
           AUV at End of Period                            $8.93
           Number of Accumulation Units
              Outstanding at End of Period                68,649

  ING VP INDEX PLUS MID CAP
           AUV at Beginning of Period                      $8.53 (15)
           AUV at End of Period                           $11.09
           Number of Accumulation Units
              Outstanding at End of Period               139,798

  ING VP INDEX PLUS SMALL CAP
           AUV at Beginning of Period                      $8.59 (15)
           AUV at End of Period                           $11.48
           Number of Accumulation Units
              Outstanding at End of Period               139,269

  ING VP MAGNACAP
           AUV at Beginning of Period                      $7.08            $9.34            $10.00 (4)
           AUV at End of Period                            $9.10            $7.08             $9.34
           Number of Accumulation Units
              Outstanding at End of Period                56,265           17,210             4,692

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                      $4.61            $8.32            $10.00 (4)
           AUV at End of Period                            $6.27            $4.61             $8.32
           Number of Accumulation Units
              Outstanding at End of Period               106,296           48,063            59,196

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                      $5.18            $7.00             $8.74            $10.00 (2)
           AUV at End of Period                            $6.58            $5.18             $7.00             $8.74
           Number of Accumulation Units
              Outstanding at End of Period               123,771          116,508           135,472            85,307

Access - 133972
                                      A21

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                      $7.63           $10.26            $10.00 (5)
           AUV at End of Period                            $9.59            $7.63            $10.26
           Number of Accumulation Units
              Outstanding at End of Period               105,120           35,810             3,133

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                      $8.43           $10.00 (7)
           AUV at End of Period                           $10.67            $8.43
           Number of Accumulation Units
              Outstanding at End of Period                57,182            1,464

  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                      $7.83            $9.36            $10.00 (5)
           AUV at End of Period                            $9.99            $7.83             $9.36
           Number of Accumulation Units
              Outstanding at End of Period                45,810           44,676             8,703

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                      $6.35            $8.10            $10.00 (5)
           AUV at End of Period                            $7.34            $6.35             $8.10
           Number of Accumulation Units
              Outstanding at End of Period                99,200           18,052               960

  JENNISON PORTFOLIO
           AUV at Beginning of Period                      $4.25            $6.27             $7.84            $10.00 (2)
           AUV at End of Period                            $5.42            $4.25             $6.27             $7.84
           Number of Accumulation Units
              Outstanding at End of Period               204,235          222,330           244,934            92,165

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $11.97
           Number of Accumulation Units
              Outstanding at End of Period                 6,287

  LIBERTY EQUITY
           AUV at Beginning of Period                      $6.53            $9.17            $11.38            $11.52
           AUV at End of Period                            $7.97            $6.53             $9.17            $11.38
           Number of Accumulation Units
              Outstanding at End of Period                 3,460            2,533             3,013             3,426

  LIBERTY FEDERAL SECURITIES
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $10.08
           Number of Accumulation Units
              Outstanding at End of Period                 1,206

  LIBERTY SMALL COMPANY GROWTH
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $14.96
           Number of Accumulation Units
              Outstanding at End of Period                   413

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                      $9.75           $10.03             $9.96            $10.13 (1)
           AUV at End of Period                           $11.78            $9.75            $10.03             $9.96
           Number of Accumulation Units
              Outstanding at End of Period               796,025          657,118           673,993           498,509

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                      $7.97           $10.16            $11.66            $12.49 (1)
           AUV at End of Period                           $10.23            $7.97            $10.16            $11.66
           Number of Accumulation Units
              Outstanding at End of Period               390,278          562,721           614,802           624,891

  PIONEER FUND VCT
           AUV at Beginning of Period                      $7.45            $9.38            $10.00 (5)
           AUV at End of Period                            $9.05            $7.45             $9.38
           Number of Accumulation Units
              Outstanding at End of Period                73,198           62,576             4,756

Access - 133972
                                      A22

                                                            2003            2002              2001             2000
                                                     ----------------------------------------------------------------------
  PIONEER MID CAP VALUE
           AUV at Beginning of Period                      $9.34           $10.71            $10.00 (5)
           AUV at End of Period                           $12.60            $9.34            $10.71
           Number of Accumulation Units
              Outstanding at End of Period               146,268          113,225             4,960

  PROFUND VP BULL
           AUV at Beginning of Period                      $6.64            $8.88            $10.00 (4)
           AUV at End of Period                            $8.21            $6.64             $8.88
           Number of Accumulation Units
              Outstanding at End of Period               123,574          117,319           117,895

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                      $6.03            $8.26            $10.00 (4)
           AUV at End of Period                            $8.23            $6.03             $8.26
           Number of Accumulation Units
              Outstanding at End of Period                71,708           42,457             4,340

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                     $10.00 (14)
           AUV at End of Period                            $9.36
           Number of Accumulation Units
              Outstanding at End of Period                 6,865

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                      $7.19            $9.42            $10.00 (4)
           AUV at End of Period                           $10.10            $7.19             $9.42
           Number of Accumulation Units
              Outstanding at End of Period               251,400           72,217            43,781

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                      $4.10            $5.40             $8.56            $10.00 (3)
           AUV at End of Period                            $5.61            $4.10             $5.40             $8.56
           Number of Accumulation Units
              Outstanding at End of Period               110,259           46,748            42,844            58,710

  FOOTNOTES
  (1)  Fund First Available during October 1993        (10)  Fund First Available during April 2003
  (2)  Fund First Available during January 1995        (11)  Fund First Available during June 2003
  (3)  Fund First Available during October 1995        (12)  Fund First Available during August 2003
  (4)  Fund First Available during January 1996        (13)  Fund First Available during September 2003
  (5)  Fund First Available during September 1996      (14)  Fund First Available during October 2003
  (6)  Fund First Available during February 1997       (15)  Fund First Available during November 2003
  (7)  Fund First Available during May 1998            (16)  Fund First Available during December 2003
  (8)  Fund First Available during October 2000
  (9)  Fund First Available during May 2001

                                                           2003             2002           2001         2000          1999
                                                   ------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                   $7.32           $10.99           $10.00 (8)
           AUV at End of Period                         $9.87            $7.32           $10.99
           Number of Accumulation Units
              Outstanding at End of Period            496,353           94,533           51,753

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                  $10.00 (16)
           AUV at End of Period                        $13.82
           Number of Accumulation Units
              Outstanding at End of Period            203,540

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                   $7.80            $9.58 (9)
           AUV at End of Period                         $9.97            $7.80
           Number of Accumulation Units
              Outstanding at End of Period            881,408          338,456

                                                          1998                1997
                                                   --------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  COLONIAL SMALL CAP VALUE

           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 133972                                      A23

                                                           2003             2002           2001         2000          1999
                                                   ---------------------------------------------------------------------------------
  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                   $6.34            $9.26 (9)
           AUV at End of Period                         $8.27            $6.34
           Number of Accumulation Units
              Outstanding at End of Period          1,487,203          256,321

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                   $9.68           $14.41           $18.60         $21.61         $14.07
           AUV at End of Period                        $13.72            $9.68           $14.41         $18.60         $21.61
           Number of Accumulation Units
              Outstanding at End of Period          2,492,964        2,578,304        3,613,809      4,283,690      3,050,566

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $9.89           $14.38           $16.96         $20.82         $16.87
           AUV at End of Period                        $16.24            $9.89           $14.38         $16.96         $20.82
           Number of Accumulation Units
              Outstanding at End of Period          5,800,164        6,139,683        7,379,706      8,274,067      7,450,250

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $10.76
           Number of Accumulation Units
              Outstanding at End of Period            964,596

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $10.98
           Number of Accumulation Units
              Outstanding at End of Period            801,373

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $11.61
           Number of Accumulation Units
              Outstanding at End of Period            252,100

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                   $7.46            $9.96           $10.52         $10.00 (4)
           AUV at End of Period                        $10.03            $7.46            $9.96         $10.52
           Number of Accumulation Units
              Outstanding at End of Period          5,242,836        4,117,977        3,260,905        961,611

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $13.36           $17.03           $19.67         $23.42         $14.59
           AUV at End of Period                        $17.91           $13.36           $17.03         $19.67         $23.42
           Number of Accumulation Units
              Outstanding at End of Period          1,425,812        1,143,491          922,271        565,653        139,357

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.86           $17.55           $18.12         $22.55         $15.23
           AUV at End of Period                        $17.75           $12.86           $17.55         $18.12         $22.55
           Number of Accumulation Units
              Outstanding at End of Period          4,195,336        4,163,678        4,881,594      4,812,017      3,698,983

  ING DEVELOPING WORLD
           AUV at Beginning of Period                   $6.14            $7.00            $7.51         $11.54          $7.26
           AUV at End of Period                         $8.85            $6.14            $7.00          $7.51         $11.54
           Number of Accumulation Units
              Outstanding at End of Period          1,492,155        1,283,289        1,380,292      1,788,602      1,344,877

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $14.61           $17.92           $19.08         $17.84         $18.06
           AUV at End of Period                        $17.99           $14.61           $17.92         $19.08         $17.84
           Number of Accumulation Units
              Outstanding at End of Period          1,958,387        2,165,514        2,414,646      2,230,349      1,956,244

                                                          1998                1997
                                                   --------------------------------------
  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                      $14.20            $14.04 (1)
           AUV at End of Period                            $14.07            $14.20
           Number of Accumulation Units
              Outstanding at End of Period                827,478            49,579

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $15.32            $15.92 (1)
           AUV at End of Period                            $16.87            $15.32
           Number of Accumulation Units
              Outstanding at End of Period              2,741,016           253,937

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                      $11.47            $12.34 (1)
           AUV at End of Period                            $14.59            $11.47
           Number of Accumulation Units
              Outstanding at End of Period                 67,979             3,479

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                      $12.81            $13.78 (1)
           AUV at End of Period                            $15.23            $12.81
           Number of Accumulation Units
              Outstanding at End of Period              1,326,706           106,014

  ING DEVELOPING WORLD
           AUV at Beginning of Period                      $10.00 (2)
           AUV at End of Period                             $7.26
           Number of Accumulation Units
              Outstanding at End of Period                111,872

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                      $18.09            $18.67 (1)
           AUV at End of Period                            $18.06            $18.09
           Number of Accumulation Units
              Outstanding at End of Period              1,201,314           118,902

Access - 133972                                     A24

                                                       2003             2002             2001           2000           1999
                                                   ------------------------------------------------------------------------------
  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                   $7.18            $9.06            $9.87         $10.00 (6)
           AUV at End of Period                         $9.42            $7.18            $9.06          $9.87
           Number of Accumulation Units
              Outstanding at End of Period          1,406,797        1,210,499          722,319        285,263

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                   $4.63            $7.60           $10.00 (7)
           AUV at End of Period                         $6.41            $4.63            $7.60
           Number of Accumulation Units
              Outstanding at End of Period            559,222          151,985           87,897

  ING HARD ASSETS
           AUV at Beginning of Period                  $13.45           $13.58           $15.72         $16.78         $13.84
           AUV at End of Period                        $20.13           $13.45           $13.58         $15.72         $16.78
           Number of Accumulation Units
              Outstanding at End of Period          1,031,494          968,858          474,626        861,668        565,254

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $7.07            $8.57           $11.29         $15.50         $10.27
           AUV at End of Period                         $8.97            $7.07            $8.57         $11.29         $15.50
           Number of Accumulation Units
              Outstanding at End of Period          3,838,886        4,107,916        4,631,066      5,326,265      4,663,701

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                   $7.00            $8.84            $9.94         $10.00 (6)
           AUV at End of Period                         $8.43            $7.00            $8.84          $9.94
           Number of Accumulation Units
              Outstanding at End of Period          2,181,919        1,909,357        1,431,165        283,250

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                   $6.04            $8.29            $8.88         $10.00 (6)
           AUV at End of Period                         $8.92            $6.04            $8.29          $8.88
           Number of Accumulation Units
              Outstanding at End of Period            553,068          327,690          389,304        131,190

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $14.56           $20.94           $24.48         $29.38         $23.98
           AUV at End of Period                        $18.77           $14.56           $20.94         $24.48         $29.38
           Number of Accumulation Units
              Outstanding at End of Period          3,080,079        3,453,225        4,160,509      4,496,266      3,574,165

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $11.86
           Number of Accumulation Units
              Outstanding at End of Period             32,414

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                   $7.83           $10.00 (9)
           AUV at End of Period                        $10.33            $7.83
           Number of Accumulation Units
              Outstanding at End of Period            498,967          166,809

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                   $8.21           $10.00 (9)
           AUV at End of Period                        $10.59            $8.21
           Number of Accumulation Units
              Outstanding at End of Period            189,658           52,606

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $19.29           $18.30           $17.11         $16.15         $16.25
           AUV at End of Period                        $19.50           $19.29           $18.30         $17.11         $16.15
           Number of Accumulation Units
              Outstanding at End of Period          3,602,661        4,436,723        3,653,891      2,442,971      2,267,799

  ING LIQUID ASSETS
           AUV at Beginning of Period                  $15.17           $15.21           $14.90         $14.29         $13.88
           AUV at End of Period                        $15.02           $15.17           $15.21         $14.90         $14.29
           Number of Accumulation Units
              Outstanding at End of Period          6,180,281        8,964,021       10,759,451      7,933,970     11,002,422

  ING MARSICO GROWTH
           AUV at Beginning of Period                  $10.30           $14.88           $21.70         $28.29         $16.16
           AUV at End of Period                        $13.44           $10.30           $14.88         $21.70         $28.29
           Number of Accumulation Units
              Outstanding at End of Period         10,340,319       11,094,010       15,394,399     18,166,964     15,200,893

                                                          1998                1997
                                                   --------------------------------------
  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING HARD ASSETS
           AUV at Beginning of Period                      $19.99            $23.34 (1)
           AUV at End of Period                            $13.84            $19.99
           Number of Accumulation Units
              Outstanding at End of Period                210,821            13,179

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                       $9.92            $11.60 (1)
           AUV at End of Period                            $10.27             $9.92
           Number of Accumulation Units
              Outstanding at End of Period              1,736,713            72,955

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                      $21.65            $21.57 (1)
           AUV at End of Period                            $23.98            $21.65
           Number of Accumulation Units
              Outstanding at End of Period              1,023,965            69,625

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                      $15.47            $15.29 (1)
           AUV at End of Period                            $16.25            $15.47
           Number of Accumulation Units
              Outstanding at End of Period                937,378            19,171

  ING LIQUID ASSETS
           AUV at Beginning of Period                      $13.44            $13.33 (1)
           AUV at End of Period                            $13.88            $13.44
           Number of Accumulation Units
              Outstanding at End of Period              3,069,965           370,411

  ING MARSICO GROWTH
           AUV at Beginning of Period                      $12.96            $15.10 (1)
           AUV at End of Period                            $16.16            $12.96
           Number of Accumulation Units
              Outstanding at End of Period              2,354,359           238,200

Access - 133972
                                      A25

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                   $8.35           $10.00 (9)
           AUV at End of Period                        $10.78            $8.35
           Number of Accumulation Units
              Outstanding at End of Period            178,759           94,260

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                   $7.96           $10.00 (9)
           AUV at End of Period                         $9.93            $7.96
           Number of Accumulation Units
              Outstanding at End of Period            113,463           44,257

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $15.68           $31.15           $41.50         $39.02         $22.17
           AUV at End of Period                        $21.44           $15.68           $31.15         $41.50         $39.02
           Number of Accumulation Units
              Outstanding at End of Period          4,377,954        4,651,810        5,852,720      6,423,422      4,433,020

  ING MFS RESEARCH
           AUV at Beginning of Period                  $14.76           $19.98           $25.89         $27.58         $22.59
           AUV at End of Period                        $18.07           $14.76           $19.98         $25.89         $27.58
           Number of Accumulation Units
              Outstanding at End of Period          5,236,618        6,172,512        7,706,339      8,763,560      8,143,208

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $18.75           $20.10           $20.35         $17.77         $17.49
           AUV at End of Period                        $21.52           $18.75           $20.10         $20.35         $17.77
           Number of Accumulation Units
              Outstanding at End of Period          8,577,564        8,722,390        9,559,263      9,095,577      9,101,946

  ING PIMCO CORE BOND
           AUV at Beginning of Period                  $12.39           $11.60           $11.52         $11.60         $12.92
           AUV at End of Period                        $12.76           $12.39           $11.60         $11.52         $11.60
           Number of Accumulation Units
              Outstanding at End of Period          4,594,825        4,423,426        1,576,247        774,738        619,047

  ING SALOMON BROTHERS AGGRESSIVE GROWTH

           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                        $10.80
           Number of Accumulation Units
              Outstanding at End of Period             96,653

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                   $8.47           $11.58           $11.56         $10.00 (4)
           AUV at End of Period                        $11.57            $8.47           $11.58         $11.56
           Number of Accumulation Units
              Outstanding at End of Period          3,873,359        3,652,428        3,995,359      1,620,720

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                   $8.00           $10.57           $11.23         $10.00 (4)
           AUV at End of Period                        $10.32            $8.00           $10.57         $11.23
           Number of Accumulation Units
              Outstanding at End of Period          1,438,354        1,371,277        1,410,056        234,838

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $26.76           $27.09           $25.07         $20.91         $19.90
           AUV at End of Period                        $32.94           $26.76           $27.09         $25.07         $20.91
           Number of Accumulation Units
              Outstanding at End of Period          5,299,315        5,386,259        4,693,130      3,237,449      3,118,319

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $19.58           $22.94           $23.03         $20.74         $21.26
           AUV at End of Period                        $24.09           $19.58           $22.94         $23.03         $20.74
           Number of Accumulation Units
              Outstanding at End of Period          3,460,523        3,360,157        3,203,914      2,552,793      2,294,951

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                   $7.21 (16)
           AUV at End of Period                         $8.37
           Number of Accumulation Units
              Outstanding at End of Period            699,233

                                                         1998                1997
                                                   --------------------------------------
  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                      $18.36            $18.79 (1)
           AUV at End of Period                            $22.17            $18.36
           Number of Accumulation Units
              Outstanding at End of Period              1,235,725            48,347

  ING MFS RESEARCH
           AUV at Beginning of Period                      $18.67            $19.15 (1)
           AUV at End of Period                            $22.59            $18.67
           Number of Accumulation Units
              Outstanding at End of Period              3,674,201           162,677

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                      $15.94            $15.68 (1)
           AUV at End of Period                            $17.49            $15.94
           Number of Accumulation Units
              Outstanding at End of Period              3,874,736           152,264

  ING PIMCO CORE BOND
           AUV at Beginning of Period                      $11.75            $11.87 (1)
           AUV at End of Period                            $12.92            $11.75
           Number of Accumulation Units
              Outstanding at End of Period                194,008             6,455

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                      $19.11            $18.96 (1)
           AUV at End of Period                            $19.90            $19.11
           Number of Accumulation Units
              Outstanding at End of Period              1,727,706           108,930

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                      $19.97            $19.99 (1)
           AUV at End of Period                            $21.26            $19.97
           Number of Accumulation Units
              Outstanding at End of Period                744,367            35,954

  ING UBS U.S. BALANCED
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 133972
                                      A26

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                   $7.81           $10.00 (9)
           AUV at End of Period                         $9.49            $7.81
           Number of Accumulation Units
              Outstanding at End of Period            279,599           62,876

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                   $8.83           $10.00 (9)
           AUV at End of Period                        $10.96            $8.83
           Number of Accumulation Units
              Outstanding at End of Period            396,477          222,557

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                  $17.67           $21.08           $24.36         $25.31         $22.22
           AUV at End of Period                        $22.21           $17.67           $21.08         $24.36         $25.31
           Number of Accumulation Units
              Outstanding at End of Period          6,539,928        7,350,028        8,865,678      9,922,551      9,473,482

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                  $26.86           $27.27           $25.65         $19.92         $21.07
           AUV at End of Period                        $36.36           $26.86           $27.27         $25.65         $19.92
           Number of Accumulation Units
              Outstanding at End of Period          1,057,432          977,818          801,893        826,871        554,454

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                  $10.62           $10.00 (9)
           AUV at End of Period                        $11.07           $10.62
           Number of Accumulation Units
              Outstanding at End of Period            587,973          707,083

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                   $5.23            $7.78           $10.00 (7)
           AUV at End of Period                         $6.82            $5.23            $7.78
           Number of Accumulation Units
              Outstanding at End of Period            283,853          151,543           51,380

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                         $8.91
           Number of Accumulation Units
              Outstanding at End of Period            295,431

  ING VP MAGNACAP
           AUV at Beginning of Period                   $7.07            $9.33           $10.00 (7)
           AUV at End of Period                         $9.08            $7.07            $9.33
           Number of Accumulation Units
              Outstanding at End of Period            202,659          125,575           76,114

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                   $4.60            $8.31           $10.00 (7)
           AUV at End of Period                         $6.25            $4.60            $8.31
           Number of Accumulation Units
              Outstanding at End of Period            948,468          483,572          188,338

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                   $5.16            $6.99            $8.74         $10.00 (5)
           AUV at End of Period                         $6.56            $5.16            $6.99          $8.74
           Number of Accumulation Units
              Outstanding at End of Period            450,252          361,647          247,751         28,853

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                   $7.62           $10.26           $10.00 (8)
           AUV at End of Period                         $9.57            $7.62           $10.26
           Number of Accumulation Units
              Outstanding at End of Period            703,869          493,958          367,187

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                   $8.42           $10.00 (9)
           AUV at End of Period                        $10.65            $8.42
           Number of Accumulation Units
              Outstanding at End of Period            155,027           30,007

                                                         1998                1997
                                                   --------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                      $19.81            $19.05 (1)
           AUV at End of Period                            $22.22            $19.81
           Number of Accumulation Units
              Outstanding at End of Period              4,305,084           179,402

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                      $24.76            $24.56 (1)
           AUV at End of Period                            $21.07            $24.76
           Number of Accumulation Units
              Outstanding at End of Period                426,516            45,472

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP MAGNACAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 133972
                                      A27

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                   $7.82            $9.35           $10.00 (8)
           AUV at End of Period                         $9.97            $7.82            $9.35
           Number of Accumulation Units
              Outstanding at End of Period            377,242          182,156           45,911

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                   $6.34            $8.10           $10.00 (8)
           AUV at End of Period                         $7.32            $6.34            $8.10
           Number of Accumulation Units
              Outstanding at End of Period            376,280          103,374            6,689

  JENNISON PORTFOLIO
           AUV at Beginning of Period                   $4.24            $6.26            $7.83         $10.00 (5)
           AUV at End of Period                         $5.40            $4.24            $6.26          $7.83
           Number of Accumulation Units
              Outstanding at End of Period            902,884          840,344        1,001,520         75,572

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period                  $10.00 (12)
           AUV at End of Period                        $11.96
           Number of Accumulation Units
              Outstanding at End of Period              2,420

  LIBERTY EQUITY
           AUV at Beginning of Period                   $6.50            $9.14           $11.37         $11.78
           AUV at End of Period                         $7.94            $6.50            $9.14         $11.37         $11.78
           Number of Accumulation Units
              Outstanding at End of Period              4,086            2,843            5,671          6,673          4,420

  LIBERTY FEDERAL SECURITIES
           AUV at Beginning of Period                  $10.00 (12)
           AUV at End of Period                        $10.07
           Number of Accumulation Units
              Outstanding at End of Period                294

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                   $9.70            $9.99            $9.93         $10.19         $10.06
           AUV at End of Period                        $11.72            $9.70            $9.99          $9.93         $10.19
           Number of Accumulation Units
              Outstanding at End of Period          6,864,118        5,428,136        5,191,930      4,861,886      5,486,600

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                   $7.94           $10.12           $11.62         $13.06         $11.09
           AUV at End of Period                        $10.17            $7.94           $10.12         $11.62         $13.06
           Number of Accumulation Units
              Outstanding at End of Period          4,207,501        5,327,508        6,170,622      6,920,736      7,321,127

  PIONEER FUND VCT II
           AUV at Beginning of Period                   $7.44            $9.37           $10.00 (8)
           AUV at End of Period                         $9.03            $7.44            $9.37
           Number of Accumulation Units
              Outstanding at End of Period            545,156          297,005           27,155

  PIONEER MID CAP VALUE II
           AUV at Beginning of Period                   $9.33           $10.71           $10.00 (8)
           AUV at End of Period                        $12.57            $9.33           $10.71
           Number of Accumulation Units
              Outstanding at End of Period          1,411,357          796,391           55,679

  PROFUND VP BULL
           AUV at Beginning of Period                   $6.63            $8.88           $10.00 (7)
           AUV at End of Period                         $8.19            $6.63            $8.88
           Number of Accumulation Units
              Outstanding at End of Period            548,338          342,070          353,534

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                   $6.02            $8.25           $10.00 (7)
           AUV at End of Period                         $8.21            $6.02            $8.25
           Number of Accumulation Units
              Outstanding at End of Period            538,227          181,953           13,357

                                                         1998                1997
                                                   --------------------------------------
  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  JENNISON PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  LIBERTY EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  LIBERTY FEDERAL SECURITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                      $10.00 (3)
           AUV at End of Period                            $10.06
           Number of Accumulation Units
              Outstanding at End of Period              1,558,466

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                      $10.00 (3)
           AUV at End of Period                            $11.09
           Number of Accumulation Units
              Outstanding at End of Period              1,911,521

  PIONEER FUND VCT II
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PIONEER MID CAP VALUE II
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PROFUND VP BULL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PROFUND VP EUROPE 30
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

Access - 133972
                                      A28

                                                         2003             2002           2001          2000          1999
                                                   ------------------------------------------------------------------------------
  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                  $10.00 (15)
           AUV at End of Period                         $9.36
           Number of Accumulation Units
              Outstanding at End of Period            404,098

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                   $7.17            $9.41           $10.00 (7)
           AUV at End of Period                        $10.07            $7.17            $9.41
           Number of Accumulation Units
              Outstanding at End of Period          1,076,231          499,606          128,298

  SP JENNISON INT. GROWTH
           AUV at Beginning of Period                   $4.09            $5.39            $8.56         $10.00 (6)
           AUV at End of Period                         $5.59            $4.09            $5.39          $8.56
           Number of Accumulation Units
              Outstanding at End of Period            926,785          393,653          214,255         15,695

                                                         1998                1997
                                                   --------------------------------------
  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  PROFUND VP SMALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

  SP JENNISON INT. GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

    FOOTNOTES
    (1)  Fund First Available during October 1997     (12)  Funds First Available during April 2003
    (2)  Fund First Available during February 1998    (13)  Funds First Available during August 2003
    (3)  Fund First Available during May 1998         (14)  Funds First Available during September 2003
    (4)  Fund First Available during February 2000    (15)  Funds First Available during October 2003
    (5)  Fund First Available during May 2000         (16)  Funds First Available during November 2003
    (6)  Fund First Available during October 2000
    (7)  Fund First Available during May 2001
    (8)  Fund First Available during November 2001
    (9)  Fund First Available during May 2002
    (10) Fund First Available during September 2002
    (11) Fund First Available during December 2002

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                      $7.31            $10.99           $10.00 (5)
           AUV at End of Period                            $9.86             $7.31           $10.99
           Number of Accumulation Units
              Outstanding at End of Period               336,417            76,299            4,183

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                     $10.00 (14)
           AUV at End of Period                           $13.82
           Number of Accumulation Units
              Outstanding at End of Period               159,277

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                      $7.79             $9.57           $10.00 (7)
           AUV at End of Period                            $9.96             $7.79            $9.57
           Number of Accumulation Units
              Outstanding at End of Period               987,940           139,297

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                      $6.34             $9.26           $10.00 (7)
           AUV at End of Period                            $8.26             $6.34            $9.26
           Number of Accumulation Units
              Outstanding at End of Period             1,008,677           138,235

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                      $9.64            $14.37           $18.55            $21.42 (1)
           AUV at End of Period                           $13.66             $9.64           $14.37            $18.55
           Number of Accumulation Units
              Outstanding at End of Period               542,810           398,841          327,852           149,363

Access - 133972
                                      A29

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $9.86            $14.34           $16.92            $19.90 (1)
           AUV at End of Period                           $16.18             $9.86           $14.34            $16.92
           Number of Accumulation Units
              Outstanding at End of Period               888,765           616,586          395,575           116,196

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.76
           Number of Accumulation Units
              Outstanding at End of Period               726,382

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.98
           Number of Accumulation Units
              Outstanding at End of Period               542,973

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $11.60
           Number of Accumulation Units
              Outstanding at End of Period               208,539

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                      $7.45             $9.95           $10.51            $10.00 (1)
           AUV at End of Period                           $10.01             $7.45            $9.95            $10.51
           Number of Accumulation Units
              Outstanding at End of Period             3,953,848         2,719,021        1,513,414           177,361

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                     $13.29            $16.95           $19.59            $21.80 (1)
           AUV at End of Period                           $17.80            $13.29           $16.95            $19.59
           Number of Accumulation Units
              Outstanding at End of Period               805,342           592,153          361,440           138,197

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                     $12.82            $17.49           $18.07            $23.40 (1)
           AUV at End of Period                           $17.68            $12.82           $17.49            $18.07
           Number of Accumulation Units
              Outstanding at End of Period             1,161,533           857,078          525,394           140,651

  ING DEVELOPING WORLD
           AUV at Beginning of Period                      $6.13             $6.98            $7.50            $11.60 (1)
           AUV at End of Period                            $8.83             $6.13            $6.98             $7.50
           Number of Accumulation Units
              Outstanding at End of Period               410,102           256,922          138,408            35,033

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                     $14.56            $17.87           $19.03            $17.21 (1)
           AUV at End of Period                           $17.92            $14.56           $17.87            $19.03
           Number of Accumulation Units
              Outstanding at End of Period               406,394           307,027          174,298            10,293

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                      $7.17             $9.05            $9.87            $10.00 (3)
           AUV at End of Period                            $9.41             $7.17            $9.05             $9.87
           Number of Accumulation Units
              Outstanding at End of Period             1,170,476           839,244          335,910            10,627

  ING GET FUND -- SERIES T
           AUV at Beginning of Period                     $10.06            $10.00 (8)
           AUV at End of Period                           $10.42            $10.06
           Number of Accumulation Units
              Outstanding at End of Period             2,451,345           171,909

  ING GET FUND -- SERIES U
           AUV at Beginning of Period                     $10.00            $10.00 (9)
           AUV at End of Period                           $10.51            $10.00
           Number of Accumulation Units
              Outstanding at End of Period             1,761,982                --

Access - 133972
                                      A30

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING GET FUND -- SERIES V
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                            $9.70
           Number of Accumulation Units
              Outstanding at End of Period             4,476,244

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                     $10.00 (10)
           AUV at End of Period                           $10.23
           Number of Accumulation Units
              Outstanding at End of Period             2,469,139

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.02
           Number of Accumulation Units
              Outstanding at End of Period             2,272,395

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                      $4.62             $7.60           $10.00 (4)
           AUV at End of Period                            $6.40             $4.62            $7.60
           Number of Accumulation Units
              Outstanding at End of Period               417,880           181,315           69,117

  ING HARD ASSETS
           AUV at Beginning of Period                     $13.36            $13.49           $15.62            $15.59 (1)
           AUV at End of Period                           $19.98            $13.36           $13.49            $15.62
           Number of Accumulation Units
              Outstanding at End of Period               210,633           120,308           30,794            18,820

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                      $7.04             $8.55           $11.26            $14.84 (6)
           AUV at End of Period                            $8.94             $7.04            $8.55            $11.26
           Number of Accumulation Units
              Outstanding at End of Period               522,021           261,177          100,590

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                      $6.99             $8.83            $9.94            $10.00 (3)
           AUV at End of Period                            $8.42             $6.99            $8.83             $9.94
           Number of Accumulation Units
              Outstanding at End of Period             2,197,627         1,307,256          638,396            21,427

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                      $6.03             $8.29            $8.88            $10.00 (3)
           AUV at End of Period                            $8.91             $6.03            $8.29             $8.88
           Number of Accumulation Units
              Outstanding at End of Period               356,949           292,321          197,279             5,866

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                     $14.48            $20.84           $24.38            $28.75 (1)
           AUV at End of Period                           $18.66            $14.48           $20.84            $24.38
           Number of Accumulation Units
              Outstanding at End of Period               606,017           577,200          446,323           109,154

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $11.86
           Number of Accumulation Units
              Outstanding at End of Period                25,758

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                      $7.83           $10.00 (7)
           AUV at End of Period                           $10.32            $7.83
           Number of Accumulation Units
              Outstanding at End of Period               299,555           72,176

Access - 133972
                                      A31

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING JULIUS BAER FOREIGN

           AUV at Beginning of Period                      $8.21           $10.00 (7)
           AUV at End of Period                           $10.58            $8.21
           Number of Accumulation Units
              Outstanding at End of Period                22,762            9,890

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                     $19.12           $18.15            $16.97           $16.01 (1)
           AUV at End of Period                           $19.32           $19.12            $18.15           $16.97
           Number of Accumulation Units
              Outstanding at End of Period             1,037,485        1,001,053           342,317           73,720

  ING LIQUID ASSETS
           AUV at Beginning of Period                     $15.01           $15.06            $14.76           $14.21 (1)
           AUV at End of Period                           $14.86           $15.01            $15.06           $14.76
           Number of Accumulation Units
              Outstanding at End of Period             1,545,927        1,590,576         1,500,979          293,515

  ING MARSICO GROWTH
           AUV at Beginning of Period                     $10.27           $14.84            $21.65           $28.78 (1)
           AUV at End of Period                           $13.39           $10.27            $14.84           $21.65
           Number of Accumulation Units
              Outstanding at End of Period             1,718,678        1,379,116         1,104,093          437,723

  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                      $8.35           $10.00 (7)
           AUV at End of Period                           $10.77            $8.35
           Number of Accumulation Units
              Outstanding at End of Period               122,619           16,519

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                      $7.96           $10.00 (7)
           AUV at End of Period                            $9.92            $7.96
           Number of Accumulation Units
              Outstanding at End of Period               120,271           16,838

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                     $15.61           $31.04            $41.37           $37.94 (1)
           AUV at End of Period                           $21.34           $15.61            $31.04           $41.37
           Number of Accumulation Units
              Outstanding at End of Period             1,057,927          911,394           577,692          162,554

  ING MFS RESEARCH
           AUV at Beginning of Period                     $14.70           $19.91            $25.81           $26.51 (1)
           AUV at End of Period                           $17.99           $14.70            $19.91           $25.81
           Number of Accumulation Units
              Outstanding at End of Period               978,846          792,216           588,415          160,258

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                     $18.68           $20.03            $20.29           $17.18 (1)
           AUV at End of Period                           $21.42           $18.68            $20.03           $20.29
           Number of Accumulation Units
              Outstanding at End of Period             2,962,240        1,806,441           934,682          102,750

  ING PIMCO CORE BOND
           AUV at Beginning of Period                     $12.34           $11.56            $11.48           $11.26 (1)
           AUV at End of Period                           $12.70           $12.34            $11.56           $11.48
           Number of Accumulation Units
              Outstanding at End of Period             2,257,025        1,446,385           328,948           16,895

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                     $10.00 (12)
           AUV at End of Period                           $10.80
           Number of Accumulation Units
              Outstanding at End of Period                51,221

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                      $8.46           $11.57            $11.56           $10.00 (1)
           AUV at End of Period                           $11.54            $8.46            $11.57           $11.56
           Number of Accumulation Units
              Outstanding at End of Period             1,812,621        1,438,659           902,603           98,842

Access - 133972
                                      A32

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                      $7.99           $10.56            $11.23           $10.00 (1)
           AUV at End of Period                           $10.30            $7.99            $10.56           $11.23
           Number of Accumulation Units
              Outstanding at End of Period               676,868          534,293           384,799           11,867

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                     $26.57           $26.91            $24.92           $20.20 (1)
           AUV at End of Period                           $32.69           $26.57            $26.91           $24.92
           Number of Accumulation Units
              Outstanding at End of Period             2,065,649        1,345,841           531,690           15,600

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                     $19.44           $22.79            $22.89           $19.52 (1)
           AUV at End of Period                           $23.91           $19.44            $22.79           $22.89
           Number of Accumulation Units
              Outstanding at End of Period             1,278,747          773,224           387,753           30,890

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                      $7.20 (14)
           AUV at End of Period                            $8.35
           Number of Accumulation Units
              Outstanding at End of Period               529,916

  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                      $7.80           $10.00 (7)
           AUV at End of Period                            $9.48            $7.80
           Number of Accumulation Units
              Outstanding at End of Period               230,006           20,988

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                      $8.83           $10.00 (7)
           AUV at End of Period                           $10.95            $8.83
           Number of Accumulation Units
              Outstanding at End of Period               242,169           53,323

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                     $17.58           $20.99            $24.27           $25.04 (1)
           AUV at End of Period                           $22.09           $17.58            $20.99           $24.27
           Number of Accumulation Units
              Outstanding at End of Period               841,519          616,373           485,828          119,426

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                     $26.67           $27.09            $25.50           $19.96 (1)
           AUV at End of Period                           $36.09           $26.67            $27.09           $25.50
           Number of Accumulation Units
              Outstanding at End of Period               398,419          271,009           101,334           25,056

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                     $10.62           $10.00 (7)
           AUV at End of Period                           $11.06           $10.62
           Number of Accumulation Units
              Outstanding at End of Period               277,417          218,867

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                      $5.23            $7.77            $10.00 (4)
           AUV at End of Period                            $6.81            $5.23             $7.77
           Number of Accumulation Units
              Outstanding at End of Period               230,737          149,494            27,449

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                     $10.00 (11)
           AUV at End of Period                            $8.90
           Number of Accumulation Units
              Outstanding at End of Period               275,705

  ING VP MAGNACAP
           AUV at Beginning of Period                      $7.06            $9.33            $10.00 (4)
           AUV at End of Period                            $9.06            $7.06             $9.33
           Number of Accumulation Units
              Outstanding at End of Period               198,861          102,496            24,770

Access - 133972
                                      A33

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                      $4.59            $8.31            $10.00 (4)
           AUV at End of Period                            $6.25            $4.59             $8.31
           Number of Accumulation Units
              Outstanding at End of Period               952,613          454,392            79,268

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                      $5.16            $6.98             $8.73           $10.00 (2)
           AUV at End of Period                            $6.54            $5.16             $6.98            $8.73
           Number of Accumulation Units
              Outstanding at End of Period               571,723          349,871           169,312            7,369

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                      $7.61           $10.26            $10.00 (5)
           AUV at End of Period                            $9.56            $7.61            $10.26
           Number of Accumulation Units
              Outstanding at End of Period               527,172          271,523            16,016

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                      $8.42           $10.00 (7)
           AUV at End of Period                           $10.64            $8.42
           Number of Accumulation Units
              Outstanding at End of Period               231,095           41,608

  INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                      $7.82            $9.35            $10.00 (5)
           AUV at End of Period                            $9.95            $7.82             $9.35
           Number of Accumulation Units
              Outstanding at End of Period               301,666          110,702             3,522

  INVESCO VIF UTILITIES
           AUV at Beginning of Period                      $6.34            $8.09            $10.00 (5)
           AUV at End of Period                            $7.31            $6.34             $8.09
           Number of Accumulation Units
              Outstanding at End of Period               249,623           94,266             3,860

  JENNISON PORTFOLIO
           AUV at Beginning of Period                      $4.23            $6.26             $7.83           $10.00 (2)
           AUV at End of Period                            $5.39            $4.23             $6.26            $7.83
           Number of Accumulation Units
              Outstanding at End of Period               781,985          565,738           273,112           19,630

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                      $9.68            $9.97             $9.92           $10.10 (1)
           AUV at End of Period                           $11.68            $9.68             $9.97            $9.92
           Number of Accumulation Units
              Outstanding at End of Period             2,442,654        1,004,330           489,627           64,046

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                      $7.92           $10.10            $11.61           $12.46 (1)
           AUV at End of Period                           $10.14            $7.92            $10.10           $11.61
           Number of Accumulation Units
              Outstanding at End of Period               790,067          777,892           441,295           70,828

  PIONEER FUND VCT
           AUV at Beginning of Period                      $7.43            $9.37            $10.00 (5)
           AUV at End of Period                            $9.02            $7.43             $9.37
           Number of Accumulation Units
              Outstanding at End of Period               372,465          135,708             2,197

  PIONEER MID CAP VALUE
           AUV at Beginning of Period                      $9.32           $10.71            $10.00 (5)
           AUV at End of Period                           $12.56            $9.32            $10.71
           Number of Accumulation Units
              Outstanding at End of Period               671,453          218,154             5,378

  PROFUND VP BULL
           AUV at Beginning of Period                      $6.63            $8.87            $10.00 (4)
           AUV at End of Period                            $8.18            $6.63             $8.87
           Number of Accumulation Units
              Outstanding at End of Period               467,546          185,752            27,580


Access - 133972
                                      A34

                                                           2003             2002              2001              2000
                                                     ----------------------------------------------------------------------
  PROFUND VP EUROPE 30
           AUV at Beginning of Period                      $6.02            $8.25            $10.00 (4)
           AUV at End of Period                            $8.20            $6.02             $8.25
           Number of Accumulation Units
              Outstanding at End of Period               190,714          105,640            38,959

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                     $10.00 (13)
           AUV at End of Period                            $9.35
           Number of Accumulation Units
              Outstanding at End of Period                74,879

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                      $7.17            $9.41            $10.00 (4)
           AUV at End of Period                           $10.05            $7.17             $9.41
           Number of Accumulation Units
              Outstanding at End of Period               426,723          182,536            19,151

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                      $4.08            $5.39             $8.56           $10.00 (3)
           AUV at End of Period                            $5.58            $4.08             $5.39            $8.56
           Number of Accumulation Units
              Outstanding at End of Period               667,389          235,552           146,027            7,516

  FOOTNOTES
  (1)  Fund First Available during February 2000     (10)  Fund First Available during June 2003
  (2)  Fund First Available during May 2000          (11) Fund First Available during August 2003
  (3)  Fund First Available during October 2000      (12) Fund First Available during September 2003
  (4)  Fund First Available during May 2001          (13) Fund First Available during October 2003
  (5)  Fund First Available during November 2001     (14) Fund First Available during November 2003
  (6)  Fund First Available during December 2001
  (7)  Fund First Available during May 2002
  (8)  Fund First Available during September 2002
  (9)  Fund First Available during December 2002

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                   $7.31           $10.98            $10.00 (5)
           AUV at End of Period                         $9.85            $7.31            $10.98
           Number of Accumulation Units
              Outstanding at End of Period            574,799          144,579             7,111

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                  $10.00 (15)
           AUV at End of Period                        $13.81
           Number of Accumulation Units
              Outstanding at End of Period            243,070

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                   $7.79            $9.57            $10.00 (7)
           AUV at End of Period                         $9.94            $7.79             $9.57
           Number of Accumulation Units
             Outstanding at End of Period           1,180,858          178,752

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                   $6.33            $9.25            $10.00 (7)
           AUV at End of Period                         $8.25            $6.33             $9.25
           Number of Accumulation Units
             Outstanding at End of Period           2,329,442          244,586               652

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                   $9.61           $14.32            $18.50            $21.37 (1)
           AUV at End of Period                        $13.60            $9.61            $14.32            $18.50
           Number of Accumulation Units
             Outstanding at End of Period           1,533,657        1,196,567         1,447,650         1,203,898

Access - 133972
                                      A35

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $9.82           $14.30            $16.88            $19.86 (1)
           AUV at End of Period                        $16.11            $9.82            $14.30            $16.88
           Number of Accumulation Units
             Outstanding at End of Period           2,304,112        1,761,535         1,586,391         1,171,869

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.76
           Number of Accumulation Units
             Outstanding at End of Period             913,862

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.98
           Number of Accumulation Units
             Outstanding at End of Period             724,335

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.60
           Number of Accumulation Units
             Outstanding at End of Period             261,151

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                   $7.44            $9.94            $10.51            $10.00 (1)
           AUV at End of Period                         $9.99            $7.44             $9.94            $10.51
           Number of Accumulation Units
             Outstanding at End of Period           6,791,260        5,103,821         3,603,942         1,403,629

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $13.23           $16.87            $19.51            $21.72 (1)
           AUV at End of Period                        $17.70           $13.23            $16.87            $19.51
           Number of Accumulation Units
             Outstanding at End of Period           1,938,963        1,564,288         1,137,846           621,115

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.77           $17.44            $18.03            $23.35 (1)
           AUV at End of Period                        $17.61           $12.77            $17.44            $18.03
           Number of Accumulation Units
             Outstanding at End of Period           2,774,027        2,319,410         1,876,959         1,163,996

  ING DEVELOPING WORLD
           AUV at Beginning of Period                   $6.11            $6.97             $7.49            $11.58 (1)
           AUV at End of Period                         $8.80            $6.11             $6.97             $7.49
           Number of Accumulation Units
             Outstanding at End of Period             847,929          690,414           640,405           549,427

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $14.50           $17.80            $18.97            $17.17 (1)
           AUV at End of Period                        $17.84           $14.50            $17.80            $18.97
           Number of Accumulation Units
             Outstanding at End of Period             983,871          923,702           706,803           298,983

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                   $7.17            $9.05             $9.87            $10.00 (3)
           AUV at End of Period                         $9.39            $7.17             $9.05             $9.87
           Number of Accumulation Units
             Outstanding at End of Period           2,031,360        1,611,467           815,848            55,360

  ING GET FUND -- SERIES T
           AUV at Beginning of Period                  $10.06           $10.00 (8)
           AUV at End of Period                        $10.41           $10.06
           Number of Accumulation Units
             Outstanding at End of Period             416,352          508,431

  ING GET FUND -- SERIES U
           AUV at Beginning of Period                  $10.00           $10.00 (9)
           AUV at End of Period                        $10.50           $10.00
           Number of Accumulation Units
             Outstanding at End of Period             434,915            1,187

Access - 133972
                                      A36

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING GET FUND -- SERIES V
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                         $9.70
           Number of Accumulation Units
             Outstanding at End of Period             653,999

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                        $10.23
           Number of Accumulation Units
             Outstanding at End of Period             588,194

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.02
           Number of Accumulation Units
             Outstanding at End of Period             495,513

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                   $4.62            $7.60            $10.00 (4)
           AUV at End of Period                         $6.39            $4.62             $7.60
           Number of Accumulation Units
             Outstanding at End of Period             932,881          220,935            46,906

  ING HARD ASSETS
           AUV at Beginning of Period                  $13.26           $13.40            $15.53            $15.50 (1)
           AUV at End of Period                        $19.83           $13.26            $13.40            $15.53
           Number of Accumulation Units
             Outstanding at End of Period             496,935          302,602            94,214            42,632

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $7.02            $8.52            $11.23            $14.81 (6)
           AUV at End of Period                         $8.90            $7.02             $8.52            $11.23
           Number of Accumulation Units
             Outstanding at End of Period           1,458,594        1,565,175         1,182,590         1,033,869

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                   $6.99            $8.83             $9.93            $10.00 (3)
           AUV at End of Period                         $8.41            $6.99             $8.83             $9.93
           Number of Accumulation Units
             Outstanding at End of Period           3,698,410        2,513,592         1,282,147           148,807

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                   $6.02            $8.28             $8.88            $10.00 (3)
           AUV at End of Period                         $8.89            $6.02             $8.28             $8.88
           Number of Accumulation Units
             Outstanding at End of Period             629,201          401,444           319,420            62,575

  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $14.41           $20.74            $24.27            $28.64 (1)
           AUV at End of Period                        $18.55           $14.41            $20.74            $24.27
           Number of Accumulation Units
             Outstanding at End of Period           1,511,002        1,643,362         1,587,677           981,676

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.86
           Number of Accumulation Units
             Outstanding at End of Period              80,497

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                   $7.82           $10.00 (7)
           AUV at End of Period                        $10.31            $7.82
           Number of Accumulation Units
             Outstanding at End of Period             681,441           95,249

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                   $8.20           $10.00 (7)
           AUV at End of Period                        $10.57            $8.20
           Number of Accumulation Units
             Outstanding at End of Period             268,993           51,442

Access - 133972
                                      A37

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $18.99           $18.03            $16.87            $15.92 (1)
           AUV at End of Period                        $19.18           $18.99            $18.03            $16.87
           Number of Accumulation Units
             Outstanding at End of Period           2,934,073        2,793,640         1,730,153           507,893

  ING LIQUID ASSETS
           AUV at Beginning of Period                  $14.91           $14.96            $14.67            $14.13 (1)
           AUV at End of Period                        $14.75           $14.91            $14.96            $14.67
           Number of Accumulation Units
             Outstanding at End of Period           5,614,607       10,613,768         9,752,616         2,657,053

  ING MARSICO GROWTH
           AUV at Beginning of Period                  $10.23           $14.79            $21.59            $28.72 (1)
           AUV at End of Period                        $13.34           $10.23            $14.79            $21.59
           Number of Accumulation Units
             Outstanding at End of Period           5,319,525        4,731,610         5,132,970         3,791,737

  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                   $8.35           $10.00 (7)
           AUV at End of Period                        $10.76            $8.35
           Number of Accumulation Units
             Outstanding at End of Period             206,043           53,879

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                   $7.95           $10.00 (7)
           AUV at End of Period                         $9.92            $7.95
           Number of Accumulation Units
             Outstanding at End of Period             111,582           27,465

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $15.55           $30.92            $41.24            $37.84 (1)
           AUV at End of Period                        $21.24           $15.55            $30.92            $41.24
           Number of Accumulation Units
             Outstanding at End of Period           2,586,393        2,356,960         2,066,676         1,240,675

  ING MFS RESEARCH
           AUV at Beginning of Period                  $14.64           $19.84            $25.72            $26.43 (1)
           AUV at End of Period                        $17.90           $14.64            $19.84            $25.72
           Number of Accumulation Units
             Outstanding at End of Period           2,135,321        2,132,959         1,666,295         1,007,294

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $18.60           $19.96            $20.22            $17.13 (1)
           AUV at End of Period                        $21.32           $18.60            $19.96            $20.22
           Number of Accumulation Units
             Outstanding at End of Period           4,841,190        3,921,173       2,673,135.0         836,664.0

  ING PIMCO CORE BOND
           AUV at Beginning of Period                  $12.29           $11.51            $11.44            $11.23 (1)
           AUV at End of Period                        $12.64           $12.29            $11.51            $11.44
           Number of Accumulation Units
             Outstanding at End of Period           4,187,288        3,457,226           958,057           183,531

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.80
           Number of Accumulation Units
             Outstanding at End of Period             147,757

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                   $8.45           $11.56            $11.55            $10.00 (1)
           AUV at End of Period                        $11.52            $8.45            $11.56            $11.55
           Number of Accumulation Units
             Outstanding at End of Period           4,017,738        3,308,447         2,722,089           780,053

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                   $7.98           $10.55            $11.22            $10.00 (1)
           AUV at End of Period                        $10.28            $7.98            $10.55            $11.22
           Number of Accumulation Units
             Outstanding at End of Period           1,251,944        1,333,387           820,331           145,735

Access - 133972
                                      A38

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $26.38           $26.74            $24.77            $20.08 (1)
           AUV at End of Period                        $32.45           $26.38            $26.74            $24.77
           Number of Accumulation Units
             Outstanding at End of Period           4,498,234        3,716,910         1,927,531           400,243

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $19.30           $22.64            $22.75            $19.41 (1)
           AUV at End of Period                        $23.73           $19.30            $22.64            $22.75
           Number of Accumulation Units
             Outstanding at End of Period           2,387,635        1,769,554        1,103,377.          311,484.

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                   $7.20 (15)
           AUV at End of Period                         $8.34
           Number of Accumulation Units
             Outstanding at End of Period           1,112,008

  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                   $7.80           $10.00 (7)
           AUV at End of Period                         $9.47            $7.80
           Number of Accumulation Units
             Outstanding at End of Period             423,091           37,952

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                   $8.82           $10.00 (7)
           AUV at End of Period                        $10.94            $8.82
           Number of Accumulation Units
              Outstanding at End of Period            565,302          133,794

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                  $17.50           $20.91            $24.18            $24.96 (1)
           AUV at End of Period                        $21.98           $17.50            $20.91            $24.18
           Number of Accumulation Units
              Outstanding at End of Period          2,020,012        1,678,851         1,489,476           803,307

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                  $26.48           $26.91            $25.34            $19.85 (1)
           AUV at End of Period                        $35.82           $26.48            $26.91            $25.34
           Number of Accumulation Units
              Outstanding at End of Period            933,790          639,504           310,014            77,442

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                  $10.62           $10.00 (7)
           AUV at End of Period                        $11.05           $10.62
           Number of Accumulation Units
              Outstanding at End of Period            785,879          616,917

  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                   $5.23            $7.77            $10.00 (4)
           AUV at End of Period                         $6.80            $5.23             $7.77
           Number of Accumulation Units
              Outstanding at End of Period            400,548          178,992            74,652

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                   $7.19 (12)
           AUV at End of Period                         $8.89
           Number of Accumulation Units
              Outstanding at End of Period            335,685

  ING VP INDEX PLUS MID CAP
           AUV at Beginning of Period                   $8.51 (15)
           AUV at End of Period                        $11.03
           Number of Accumulation Units
              Outstanding at End of Period             25,111

  ING VP INDEX PLUS SMALL CAP
           AUV at Beginning of Period                   $8.57 (15)
           AUV at End of Period                        $11.43
           Number of Accumulation Units
              Outstanding at End of Period             56,252

Access - 133972
                                      A39

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING VP MAGNACAP
           AUV at Beginning of Period                   $7.05            $9.33            $10.00 (4)
           AUV at End of Period                         $9.05            $7.05             $9.33
           Number of Accumulation Units
              Outstanding at End of Period            304,573          190,988           102,246

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                   $4.59            $8.31            $10.00 (4)
           AUV at End of Period                         $6.24            $4.59             $8.31
           Number of Accumulation Units
              Outstanding at End of Period          1,478,756          696,664           222,328

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                   $5.15            $6.98             $8.73            $10.00 (2)
           AUV at End of Period                         $6.53            $5.15             $6.98             $8.73
           Number of Accumulation Units
              Outstanding at End of Period            910,436          598,428           468,772            84,578

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                   $7.61           $10.25            $10.00 (5)
           AUV at End of Period                         $9.54            $7.61            $10.25
           Number of Accumulation Units
              Outstanding at End of Period            833,580          375,102            25,836

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                   $8.42           $10.00 (7)
           AUV at End of Period                        $10.63            $8.42
           Number of Accumulation Units
              Outstanding at End of Period            301,537           54,250

  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                   $7.81            $9.35            $10.00 (5)
           AUV at End of Period                         $9.94            $7.81             $9.35
           Number of Accumulation Units
              Outstanding at End of Period            612,566          284,060            18,560

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                   $6.33            $8.09            $10.00 (5)
           AUV at End of Period                         $7.30            $6.33             $8.09
           Number of Accumulation Units
              Outstanding at End of Period            360,781          167,758            16,134

  JENNISON PORTFOLIO
           AUV at Beginning of Period                   $4.23            $6.25             $7.82            $10.00 (2)
           AUV at End of Period                         $5.38            $4.23             $6.25             $7.82
           Number of Accumulation Units
              Outstanding at End of Period            981,934          934,116         1,102,268            89,929

  LIBERTY ASSET ALLOCATION
           AUV at Beginning of Period                  $10.00 (10)
           AUV at End of Period                        $11.95
           Number of Accumulation Units
             Outstanding at End of Period               3,043

  LIBERTY EQUITY
           AUV at Beginning of Period                   $6.48            $9.12            $11.36            $11.51
           AUV at End of Period                         $7.90            $6.48             $9.12            $11.36
           Number of Accumulation Units
             Outstanding at End of Period               6,418            9,491            14,708            14,623

  LIBERTY SMALL COMPANY GROWTH
           AUV at Beginning of Period                  $10.00 (10)
           AUV at End of Period                        $14.94
           Number of Accumulation Units
             Outstanding at End of Period                 890

Access - 133972
                                      A40

                                                        2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                   $9.66            $9.95             $9.90            $10.09 (1)
           AUV at End of Period                        $11.65            $9.66             $9.95             $9.90
           Number of Accumulation Units
             Outstanding at End of Period           5,849,065        3,639,545         1,847,566           631,991

  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                   $7.90           $10.08            $11.59            $12.45 (1)
           AUV at End of Period                        $10.11            $7.90            $10.08            $11.59
           Number of Accumulation Units
              Outstanding at End of Period          1,519,191        1,932,333         1,789,954         1,176,897

  PIONEER FUND VCT
           AUV at Beginning of Period                   $7.43            $9.37            $10.00 (5)
           AUV at End of Period                         $9.00            $7.43             $9.37
           Number of Accumulation Units
              Outstanding at End of Period            648,278          229,508            22,142

  PIONEER MID CAP VALUE
           AUV at Beginning of Period                   $9.32           $10.71            $10.00 (5)
           AUV at End of Period                        $12.55            $9.32            $10.71
           Number of Accumulation Units
              Outstanding at End of Period          1,373,009          503,892            23,811

  PROFUND VP BULL
           AUV at Beginning of Period                   $6.62            $8.87            $10.00 (4)
           AUV at End of Period                         $8.17            $6.62             $8.87
           Number of Accumulation Units
              Outstanding at End of Period            990,737          475,785           244,571

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                   $6.01            $8.24            $10.00 (4)
           AUV at End of Period                         $8.19            $6.01             $8.24
           Number of Accumulation Units
              Outstanding at End of Period            516,713          103,963            39,270

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                         $9.35
           Number of Accumulation Units
              Outstanding at End of Period            108,486

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                   $7.16            $9.40            $10.00 (4)
           AUV at End of Period                        $10.04            $7.16             $9.40
           Number of Accumulation Units
              Outstanding at End of Period          1,323,338          420,431           132,361

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                   $4.08            $5.38             $8.55            $10.00 (3)
           AUV at End of Period                         $5.57            $4.08             $5.38             $8.55
           Number of Accumulation Units
              Outstanding at End of Period          1,299,827          360,089           212,147            12,698

  FOOTNOTES
  (1)  Fund First Available during February 2000     (10)  Fund First Available during April 2003
  (2)  Fund First Available during May 2000          (11)  Fund First Available during June 2003
  (3)  Fund First Available during October 2000      (12)  Fund First Available during August 2003
  (4)  Fund First Available during May 2001          (13)  Fund First Available during September 2003
  (5)  Fund First Available during November 2001     (14)  Fund First Available during October 2003
  (6)  Fund First Available during December 2001     (15)  Fund First Available during November 2003
  (7)  Fund First Available during May 2002
  (8)  Fund First Available during September 2002
  (9)  Fund First Available during December 2002

Access - 133972
                                      A41

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

  AIM VI DENT DEMOGRAPHIC TRENDS
           AUV at Beginning of Period                   $7.30           $10.98            $10.00 (5)
           AUV at End of Period                         $9.83            $7.30            $10.98
           Number of Accumulation Units
              Outstanding at End of Period          1,025,962          237,698           119,539

  COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                  $10.00 (15)
           AUV at End of Period                        $13.80
           Number of Accumulation Units
              Outstanding at End of Period            510,581

  FIDELITY(R) VIP EQUITY--INCOME
           AUV at Beginning of Period                   $7.78            $9.57            $10.00 (7)
           AUV at End of Period                         $9.92            $7.78             $9.57
           Number of Accumulation Units
              Outstanding at End of Period          1,794,730          250,947

  FIDELITY(R) VIP GROWTH
           AUV at Beginning of Period                   $6.33            $9.25            $10.00 (7)
           AUV at End of Period                         $8.22            $6.33             $9.25
           Number of Accumulation Units
              Outstanding at End of Period          3,360,732          473,547

  ING AIM MID CAP GROWTH
           AUV at Beginning of Period                   $9.54           $14.23            $18.40            $21.27 (1)
           AUV at End of Period                        $13.49            $9.54            $14.23            $18.40
           Number of Accumulation Units
              Outstanding at End of Period          2,013,485        1,357,779         1,475,163         1,103,423

  ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                   $9.76           $14.21            $16.80            $19.78 (1)
           AUV at End of Period                        $15.99            $9.76            $14.21            $16.80
           Number of Accumulation Units
              Outstanding at End of Period          2,753,698        1,863,528         1,557,259           874,247

  ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.75
           Number of Accumulation Units
              Outstanding at End of Period          1,785,979

  ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.97
           Number of Accumulation Units
              Outstanding at End of Period          1,387,064

  ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.60
           Number of Accumulation Units
              Outstanding at End of Period            564,361

  ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                   $7.42            $9.92            $10.50            $10.00 (1)
           AUV at End of Period                         $9.95            $7.42             $9.92            $10.50
           Number of Accumulation Units
              Outstanding at End of Period          8,602,293        6,279,537         4,320,851           993,651

  ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                  $13.09           $16.72            $19.34            $21.56 (1)
           AUV at End of Period                        $17.50           $13.09            $16.72            $19.34
           Number of Accumulation Units
              Outstanding at End of Period          2,098,781        1,515,003         1,118,604           522,271

  ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                  $12.68           $17.34            $17.94            $23.25 (1)
           AUV at End of Period                        $17.46           $12.68            $17.34            $17.94
           Number of Accumulation Units
              Outstanding at End of Period          3,243,334        2,389,036         1,918,122           825,516

Access - 133972
                                      A42

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING DEVELOPING WORLD
           AUV at Beginning of Period                   $6.08            $6.94             $7.47            $11.56 (1)
           AUV at End of Period                         $8.75            $6.08             $6.94             $7.47
           Number of Accumulation Units
              Outstanding at End of Period          1,334,968          847,173           509,513           259,187

  ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                  $14.38           $17.68            $18.85            $17.08 (1)
           AUV at End of Period                        $17.67           $14.38            $17.68            $18.85
           Number of Accumulation Units
              Outstanding at End of Period          1,029,028          983,703           665,936           162,505

  ING FMR(SM) DIVERSIFIED MID--CAP
           AUV at Beginning of Period                   $7.15            $9.04             $9.87            $10.00 (3)
           AUV at End of Period                         $9.36            $7.15             $9.04             $9.87
           Number of Accumulation Units
              Outstanding at End of Period          3,090,180        2,302,131         1,385,134            89,462

  ING GET FUND -- SERIES V
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                         $9.69
           Number of Accumulation Units
              Outstanding at End of Period          2,639,551

  ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                  $10.00 (11)
           AUV at End of Period                        $10.23
           Number of Accumulation Units
              Outstanding at End of Period             22,658

  ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.02
           Number of Accumulation Units
              Outstanding at End of Period          1,473,980

  ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period                  $10.00 (16)
           AUV at End of Period                         $9.99
           Number of Accumulation Units
              Outstanding at End of Period            113,971

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                   $4.61            $7.59            $10.00 (4)
           AUV at End of Period                         $6.37            $4.61             $7.59
           Number of Accumulation Units
              Outstanding at End of Period          1,631,740          447,885           162,626

  ING HARD ASSETS
           AUV at Beginning of Period                  $13.08           $13.22            $15.34            $15.33 (1)
           AUV at End of Period                        $19.53           $13.08            $13.22            $15.34
           Number of Accumulation Units
              Outstanding at End of Period          1,330,707          932,327           315,574           227,856

  ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                   $6.97            $8.47            $11.18            $14.76 (6)
           AUV at End of Period                         $8.83            $6.97             $8.47            $11.18
           Number of Accumulation Units
              Outstanding at End of Period          2,080,261        1,470,429         1,055,368           685,944

  ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                   $6.97            $8.82             $9.93            $10.00 (3)
           AUV at End of Period                         $8.38            $6.97             $8.82             $9.93
           Number of Accumulation Units
              Outstanding at End of Period          4,168,723        3,186,621         2,016,515           113,353

  ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                   $6.01            $8.27             $8.88            $10.00 (3)
           AUV at End of Period                         $8.86            $6.01             $8.27             $8.88
           Number of Accumulation Units
              Outstanding at End of Period          1,098,078          520,898           420,371            83,761

Access - 133972
                                      A43

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING JENNISON EQUITY OPPORTUNITIES
           AUV at Beginning of Period                  $14.25           $20.53            $24.06            $28.41 (1)
           AUV at End of Period                        $18.33           $14.25            $20.53            $24.06
           Number of Accumulation Units
              Outstanding at End of Period          1,998,516        2,091,213         1,748,122           969,120

  ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $11.85
           Number of Accumulation Units
              Outstanding at End of Period            104,296

  ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                   $7.82           $10.00 (7)
           AUV at End of Period                        $10.30            $7.82
           Number of Accumulation Units
              Outstanding at End of Period          1,006,794          155,620

  ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                   $8.20           $10.00 (7)
           AUV at End of Period                        $10.55            $8.20
           Number of Accumulation Units
              Outstanding at End of Period            582,823          138,594

  ING LIMITED MATURITY BOND
           AUV at Beginning of Period                  $18.72           $17.80            $16.67            $15.74 (1)
           AUV at End of Period                        $18.89           $18.72            $17.80            $16.67
           Number of Accumulation Units
              Outstanding at End of Period          2,747,067        2,647,005         1,441,971           273,264

  ING LIQUID ASSETS
           AUV at Beginning of Period                  $14.70           $14.77            $14.50            $13.97 (1)
           AUV at End of Period                        $14.52           $14.70            $14.77            $14.50
           Number of Accumulation Units
              Outstanding at End of Period          5,938,918        7,015,870         6,235,817         2,132,811

  ING MARSICO GROWTH
           AUV at Beginning of Period                  $10.16           $14.71            $21.49            $28.61 (1)
           AUV at End of Period                        $13.23           $10.16            $14.71            $21.49
           Number of Accumulation Units
              Outstanding at End of Period          5,372,714        4,149,074         4,093,894         2,741,325

  ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                   $8.34           $10.00 (7)
           AUV at End of Period                        $10.74            $8.34
           Number of Accumulation Units
              Outstanding at End of Period            419,552           94,083

  ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                   $7.95           $10.00 (7)
           AUV at End of Period                         $9.90            $7.95
           Number of Accumulation Units
              Outstanding at End of Period            199,717           62,915

  ING MFS MID CAP GROWTH
           AUV at Beginning of Period                  $15.42           $30.70            $40.98            $37.63 (1)
           AUV at End of Period                        $21.04           $15.42            $30.70            $40.98
           Number of Accumulation Units
              Outstanding at End of Period          3,633,581        2,751,561         2,275,455         1,099,617

  ING MFS RESEARCH
           AUV at Beginning of Period                  $14.51           $19.69            $25.56            $26.29 (1)
           AUV at End of Period                        $17.74           $14.51            $19.69            $25.56
           Number of Accumulation Units
              Outstanding at End of Period          2,358,725        2,110,645         1,829,741           807,166

  ING MFS TOTAL RETURN
           AUV at Beginning of Period                  $18.44           $19.81            $20.10            $17.04 (1)
           AUV at End of Period                        $21.12           $18.44            $19.81            $20.10
           Number of Accumulation Units
              Outstanding at End of Period          5,686,198        4,012,552         2,637,734           506,976

Access - 133972
                                      A44

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING PIMCO CORE BOND
           AUV at Beginning of Period                  $12.19           $11.43            $11.37            $11.17 (1)
           AUV at End of Period                        $12.52           $12.19            $11.43            $11.37
           Number of Accumulation Units
              Outstanding at End of Period          5,824,732        5,600,337         1,352,337           101,577

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                  $10.00 (13)
           AUV at End of Period                        $10.80
           Number of Accumulation Units
              Outstanding at End of Period            291,189

  ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                   $8.42           $11.54            $11.54            $10.00 (1)
           AUV at End of Period                        $11.47            $8.42            $11.54            $11.54
           Number of Accumulation Units
              Outstanding at End of Period          6,946,527        5,615,264         4,291,401           986,100

  ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                   $7.95           $10.53            $11.21            $10.00 (1)
           AUV at End of Period                        $10.24            $7.95            $10.53            $11.21
           Number of Accumulation Units
              Outstanding at End of Period          2,433,238        2,079,377         1,766,107           191,223

  ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                  $26.01           $26.39            $24.47            $19.86 (1)
           AUV at End of Period                        $31.96           $26.01            $26.39            $24.47
           Number of Accumulation Units
              Outstanding at End of Period          5,130,780        3,927,375         1,940,881           183,884

  ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                  $19.03           $22.35            $22.48            $19.19 (1)
           AUV at End of Period                        $23.37           $19.03            $22.35            $22.48
           Number of Accumulation Units
              Outstanding at End of Period          3,453,724        2,273,204         1,364,874           238,986

  ING UBS U.S. BALANCED
           AUV at Beginning of Period                   $7.18 (15)
           AUV at End of Period                         $8.31
           Number of Accumulation Units
              Outstanding at End of Period          1,599,133

  ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                   $7.79           $10.00 (7)
           AUV at End of Period                         $9.46            $7.79
           Number of Accumulation Units
              Outstanding at End of Period            455,787           67,606

  ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                   $8.82           $10.00 (7)
           AUV at End of Period                        $10.92            $8.82
           Number of Accumulation Units
              Outstanding at End of Period            898,110          201,786

  ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                  $17.34           $20.73            $24.00            $24.80 (1)
           AUV at End of Period                        $21.75           $17.34            $20.73            $24.00
           Number of Accumulation Units
              Outstanding at End of Period          2,428,852        1,920,555         1,546,448           713,282

  ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                  $26.11           $26.56            $25.04            $19.63 (1)
           AUV at End of Period                        $35.28           $26.11            $26.56            $25.04
           Number of Accumulation Units
              Outstanding at End of Period          1,166,070          768,503           474,135           192,508

  ING VP BOND PORTFOLIO
           AUV at Beginning of Period                  $10.61           $10.00 (7)
           AUV at End of Period                        $11.04           $10.61
           Number of Accumulation Units
              Outstanding at End of Period            889,844          456,891

Access - 133972
                                      A45

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                   $5.22            $7.76            $10.00 (4)
           AUV at End of Period                         $6.78            $5.22             $7.76
           Number of Accumulation Units
              Outstanding at End of Period            677,924          355,700           182,159

  ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                  $10.00 (12)
           AUV at End of Period                         $8.87
           Number of Accumulation Units
              Outstanding at End of Period            957,662

  ING VP MAGNACAP
           AUV at Beginning of Period                   $7.04            $9.32            $10.00 (4)
           AUV at End of Period                         $9.03            $7.04             $9.32
           Number of Accumulation Units
              Outstanding at End of Period            454,572          295,511           117,705

  ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                   $4.58            $8.30            $10.00 (4)
           AUV at End of Period                         $6.22            $4.58             $8.30
           Number of Accumulation Units
              Outstanding at End of Period          2,876,835        1,196,797           253,382

  ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                   $5.14            $6.96             $8.72            $10.00 (2)
           AUV at End of Period                         $6.51            $5.14             $6.96             $8.72
           Number of Accumulation Units
              Outstanding at End of Period          1,506,719        1,083,707           477,958            68,648

  INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                   $7.59           $10.25            $10.00 (5)
           AUV at End of Period                         $9.52            $7.59            $10.25
           Number of Accumulation Units
              Outstanding at End of Period          1,604,306          736,096           289,358

  INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                   $8.41           $10.00 (7)
           AUV at End of Period                        $10.62            $8.41
           Number of Accumulation Units
              Outstanding at End of Period            510,398          100,699

  INVESCO VIF--FINANCIAL SERVICES
           AUV at Beginning of Period                   $7.80            $9.34            $10.00 (5)
           AUV at End of Period                         $9.92            $7.80             $9.34
           Number of Accumulation Units
              Outstanding at End of Period          1,036,218          407,036            18,432

  INVESCO VIF--UTILITIES
           AUV at Beginning of Period                   $6.32            $8.09            $10.00 (5)
           AUV at End of Period                         $7.29            $6.32             $8.09
           Number of Accumulation Units
              Outstanding at End of Period            617,033          173,346            23,627

  JENNISON PORTFOLIO
           AUV at Beginning of Period                   $4.22            $6.24             $7.82            $10.00 (2)
           AUV at End of Period                         $5.36            $4.22             $6.24             $7.82
           Number of Accumulation Units
              Outstanding at End of Period          2,247,327        1,916,839         1,029,815           152,003
  LIBERTY EQUITY
           AUV at Beginning of Period                   $6.46            $9.10            $11.34            $11.50
           AUV at End of Period                         $7.87            $6.46             $9.10            $11.34
           Number of Accumulation Units
              Outstanding at End of Period              2,632            2,067                --                --

  PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                   $9.61            $9.91             $9.88            $10.07 (1)
           AUV at End of Period                        $11.58            $9.61             $9.91             $9.88
           Number of Accumulation Units
              Outstanding at End of Period          6,589,740        3,093,339         1,858,684           386,288

Access - 133972
                                      A46

                                                       2003             2002              2001             2000
                                                   ---------------------------------------------------------------------
  PIMCO STOCKSPLUS GROWTH & INCOME
           AUV at Beginning of Period                   $7.86           $10.04            $11.56            $12.42 (1)
           AUV at End of Period                        $10.05            $7.86            $10.04            $11.56
           Number of Accumulation Units
              Outstanding at End of Period          1,744,752        1,702,075         1,325,932           829,397

  PIONEER FUND VCT
           AUV at Beginning of Period                   $7.42            $9.36            $10.00 (5)
           AUV at End of Period                         $8.98            $7.42             $9.36
           Number of Accumulation Units
              Outstanding at End of Period          1,239,130          562,117            47,468

  PIONEER MID CAP VALUE
           AUV at Beginning of Period                   $9.31           $10.71            $10.00 (5)
           AUV at End of Period                        $12.52            $9.31            $10.71
           Number of Accumulation Units
              Outstanding at End of Period          2,287,184          740,867            72,420

  PROFUND VP BULL
           AUV at Beginning of Period                   $6.61            $8.87            $10.00 (4)
           AUV at End of Period                         $8.15            $6.61             $8.87
           Number of Accumulation Units
              Outstanding at End of Period          1,278,503          491,042           103,369

  PROFUND VP EUROPE 30
           AUV at Beginning of Period                   $6.00            $8.24            $10.00 (4)
           AUV at End of Period                         $8.17            $6.00             $8.24
           Number of Accumulation Units
              Outstanding at End of Period            445,959          218,083            19,682

  PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                  $10.00 (14)
           AUV at End of Period                         $9.35
           Number of Accumulation Units
              Outstanding at End of Period            812,145

  PROFUND VP SMALL CAP
           AUV at Beginning of Period                   $7.15            $9.40            $10.00 (4)
           AUV at End of Period                        $10.01            $7.15             $9.40
           Number of Accumulation Units
              Outstanding at End of Period          1,694,421          374,258            47,995

  SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                   $4.07            $5.37             $8.55            $10.00 (3)
           AUV at End of Period                         $5.55            $4.07             $5.37             $8.55
           Number of Accumulation Units
              Outstanding at End of Period          2,042,525          636,058           320,126            28,074

  FOOTNOTES
  (1)  Fund First Available during February 2000     (10)  Fund First Available during April 2003
  (2)  Fund First Available during May 2000          (11)  Fund First Available during June 2003
  (3)  Fund First Available during October 2000      (12)  Fund First Available during August 2003
  (4)  Fund First Available during May 2001          (13)  Fund First Available during September 2003
  (5)  Fund First Available during November 2001     (14)  Fund First Available during October 2003
  (6)  Fund First Available during December 2001     (15)  Fund First Available during November 2003
  (7)  Fund First Available during May 2002          (16)  Fund First Available during December 2003
  (8)  Fund First Available during September 2002
  (9)  Fund First Available during December 2002

                                               2003         2002         2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period           $7.29       $10.98       $10.00 (2)
        AUV at End of Period                 $9.82        $7.29       $10.98
        Number of Accumulation Units
           Outstanding at End of            19,072        2,381           --
           Period

Access - 133972
                                      A47

                                               2003         2002         2001
                                           -------------------------------------
  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period          $10.00 (9)
        AUV at End of Period                $13.80
        Number of Accumulation Units
           Outstanding at End of               703
           Period

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period           $7.77        $9.57 (4)
        AUV at End of Period                 $9.91        $7.77
        Number of Accumulation Units
           Outstanding at End of            58,993        9,459
           Period

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period           $6.32        $9.25 (4)
        AUV at End of Period                 $8.21        $6.32
        Number of Accumulation Units
           Outstanding at End of            63,067        7,613
           Period

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period           $9.50       $14.19       $16.41 (1)
        AUV at End of Period                $13.43        $9.50       $14.19
        Number of Accumulation Units
           Outstanding at End of             2,798          431           32
           Period

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period           $9.72       $14.17       $16.21 (1)
        AUV at End of Period                $15.92        $9.72       $14.17
        Number of Accumulation Units
           Outstanding at End of               220           --           --
           Period

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.75
        Number of Accumulation Units
           Outstanding at End of            72,592
           Period

  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.97
        Number of Accumulation Units
           Outstanding at End of            63,213
           Period

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $11.60
        Number of Accumulation Units
           Outstanding at End of            17,513
           Period

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period           $7.41        $9.91       $10.53 (1)
        AUV at End of Period                 $9.93        $7.41        $9.91
        Number of Accumulation Units
           Outstanding at End of             6,646          686           --
           Period

  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period          $13.02       $16.64       $19.44 (1)
        AUV at End of Period                $17.40       $13.02       $16.64
        Number of Accumulation Units
           Outstanding at End of               822           --           --
           Period

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period          $12.64       $17.28       $17.66 (1)
        AUV at End of Period                $17.39       $12.64       $17.28
        Number of Accumulation Units
           Outstanding at End of             4,336        1,453           --
           Period

  ING DEVELOPING WORLD
        AUV at Beginning of Period           $6.07        $6.93        $7.35 (1)
        AUV at End of Period                 $8.72        $6.07        $6.93
        Number of Accumulation Units
           Outstanding at End of               928           --           --
           Period

Access - 133972
                                      A48

                                               2003         2002         2001
                                           -------------------------------------
  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period          $14.32       $17.61       $19.31 (1)
        AUV at End of Period                $17.59       $14.32       $17.61
        Number of Accumulation Units
           Outstanding at End of            15,780        5,517           --
           Period

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period           $7.14        $9.03        $9.47 (1)
        AUV at End of Period                 $9.35        $7.14        $9.03
        Number of Accumulation Units
           Outstanding at End of               635        1,419           --
           Period

  ING GET FUND -- SERIES T
        AUV at Beginning of Period          $10.06       $10.00
        AUV at End of Period                $10.39       $10.06
        Number of Accumulation Units
           Outstanding at End of           269,373      402,294
           Period

  ING GET FUND -- SERIES U
        AUV at Beginning of Period           $9.99       $10.00
        AUV at End of Period                $10.49
        Number of Accumulation Units
           Outstanding at End of           415,852           --
           Period

  ING GET FUND -- SERIES V
        AUV at Beginning of Period          $10.00 (5)
        AUV at End of Period                 $9.69
        Number of Accumulation Units
           Outstanding at End of           917,111
           Period

  ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period          $10.00 (5)
        AUV at End of Period                $10.22
        Number of Accumulation Units
           Outstanding at End of           569,199
           Period

  ING GET U.S. CORE PORTFOLIO - SERIES 2
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.02
        Number of Accumulation Units
           Outstanding at End of           267,014
           Period

  ING GET U.S. CORE PORTFOLIO - SERIES 3
        AUV at Beginning of Period          $10.00 (10)
        AUV at End of Period                 $9.99
        Number of Accumulation Units
           Outstanding at End of             2,302
           Period

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period           $4.61        $7.59       $10.00 (1)
        AUV at End of Period                 $6.37        $4.61        $7.59
        Number of Accumulation Units
           Outstanding at End of             6,815           --           --
           Period

  ING HARD ASSETS
        AUV at Beginning of Period          $12.98       $13.14       $15.45 (1)
        AUV at End of Period                $19.38       $12.98       $13.14
        Number of Accumulation Units
           Outstanding at End of             2,426           --           --
           Period

  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period           $6.95        $8.45        $9.82 (3)
        AUV at End of Period                 $8.80        $6.95        $8.45
        Number of Accumulation Units
           Outstanding at End of             2,824           --           --
           Period

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period           $6.96        $8.81        $9.65 (1)
        AUV at End of Period                 $8.37        $6.96        $8.81
        Number of Accumulation Units
           Outstanding at End of            26,957        5,288           --
           Period

Access - 133972

                                      A49

                                               2003         2002         2001
                                           -------------------------------------
  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period           $6.00        $8.27        $8.98 (1)
        AUV at End of Period                 $8.85        $6.00        $8.27
        Number of Accumulation Units
           Outstanding at End of             2,108           --           --
           Period

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period          $14.17       $20.43       $23.18 (1)
        AUV at End of Period                $18.22       $14.17       $20.43
        Number of Accumulation Units
           Outstanding at End of                98           --           --
           Period

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $11.85
        Number of Accumulation Units
           Outstanding at End of             8,655
           Period

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period           $7.82       $10.00 (4)
        AUV at End of Period                $10.29        $7.82
        Number of Accumulation Units
           Outstanding at End of            26,587        2,108
           Period

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period           $8.19       $10.00 (4)
        AUV at End of Period                $10.54        $8.19
        Number of Accumulation Units
           Outstanding at End of            20,511          467
           Period

  ING LIMITED MATURITY BOND
        AUV at Beginning of Period          $18.62       $17.71       $17.02 (1)
        AUV at End of Period                $18.78       $18.62       $17.71
        Number of Accumulation Units
           Outstanding at End of             1,045        6,405          994
           Period

  ING LIQUID ASSETS
        AUV at Beginning of Period          $14.64       $14.72       $14.61 (1)
        AUV at End of Period                $14.46       $14.64       $14.72
        Number of Accumulation Units
           Outstanding at End of            66,946       19,321           92
           Period

  ING MARSICO GROWTH
        AUV at Beginning of Period          $10.13       $14.66       $19.14 (1)
        AUV at End of Period                $13.18       $10.13       $14.66
        Number of Accumulation Units
           Outstanding at End of             7,966        1,801           30
           Period

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period           $8.34       $10.00 (4)
        AUV at End of Period                $10.73        $8.34
        Number of Accumulation Units
           Outstanding at End of               328           --
           Period

  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period              --       $10.00 (4)
        AUV at End of Period                 $9.89
        Number of Accumulation Units
           Outstanding at End of               -0-           --
           Period

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period          $15.35       $30.58       $39.64 (1)
        AUV at End of Period                $20.94       $15.35       $30.58
        Number of Accumulation Units
           Outstanding at End of             2,196        1,308           15
           Period

  ING MFS RESEARCH
        AUV at Beginning of Period          $14.45       $19.62       $23.34 (1)
        AUV at End of Period                $17.65       $14.45       $19.62
        Number of Accumulation Units
           Outstanding at End of            12,028        1,027           23
           Period

Access - 133972
                                      A50

                                               2003         2002         2001
                                           -------------------------------------
  ING MFS TOTAL RETURN
        AUV at Beginning of Period          $18.37       $19.74       $20.20 (1)
        AUV at End of Period                $21.02       $18.37       $19.74
        Number of Accumulation Units
           Outstanding at End of            50,717       19,958          470
           Period

  ING PIMCO CORE BOND
        AUV at Beginning of Period          $12.13       $11.39       $10.99 (1)
        AUV at End of Period                $12.46       $12.13       $11.39
        Number of Accumulation Units
           Outstanding at End of           105,747       32,108           --
           Period

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period          $10.00 (7)
        AUV at End of Period                $10.79
        Number of Accumulation Units
           Outstanding at End of             5,105
           Period

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period           $8.41       $11.53       $12.25 (1)
        AUV at End of Period                $11.45        $8.41       $11.53
        Number of Accumulation Units
           Outstanding at End of            16,669        3,105          778
           Period

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period           $7.94       $10.52       $11.49 (1)
        AUV at End of Period                $10.22        $7.94       $10.52
        Number of Accumulation Units
           Outstanding at End of             6,274        2,596          847
           Period

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period          $25.83       $26.21       $26.07 (1)
        AUV at End of Period                $31.72       $25.83       $26.21
        Number of Accumulation Units
           Outstanding at End of            16,339       12,095           --
           Period

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period          $18.90       $22.20       $22.61 (1)
        AUV at End of Period                $23.19       $18.90       $22.20
        Number of Accumulation Units
           Outstanding at End of             3,253          193           --
           Period

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period           $7.79       $10.00 (4)
        AUV at End of Period                 $9.45        $7.79
        Number of Accumulation Units
           Outstanding at End of             1,570           --
           Period

  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period           $8.81       $10.00 (4)
        AUV at End of Period                $10.91
        Number of Accumulation Units
           Outstanding at End of             4,280           --
           Period

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period          $17.26       $20.64       $21.93 (1)
        AUV at End of Period                $21.63       $17.26       $20.64
        Number of Accumulation Units
           Outstanding at End of             2,913          835           23
           Period

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period          $25.92       $26.39       $24.63 (1)
        AUV at End of Period                $35.01       $25.92       $26.39
        Number of Accumulation Units
           Outstanding at End of             1,917          696           --
           Period

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period              --       $10.00 (4)
        AUV at End of Period                $11.03
        Number of Accumulation Units
           Outstanding at End of               -0-           --
           Period

Access - 133972
                                      A51

                                               2003         2002         2001
                                           -------------------------------------
  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period              --        $7.76       $10.11 (1)
        AUV at End of Period                 $6.77                     $7.76
        Number of Accumulation Units
           Outstanding at End of                             --           --
           Period

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period           $7.18 (6)
        AUV at End of Period                 $8.86
        Number of Accumulation Units
           Outstanding at End of            74,850
           Period

  ING VP INDEX PLUS MID CAP
        AUV at Beginning of Period           $8.49 (9)
        AUV at End of Period                $10.99
        Number of Accumulation Units
           Outstanding at End of            52,557
           Period

  ING VP INDEX PLUS SMALL CAP
        AUV at Beginning of Period           $8.55 (9)
        AUV at End of Period                $11.38
        Number of Accumulation Units
           Outstanding at End of            37,589
           Period

  ING VP MAGNACAP
        AUV at Beginning of Period           $7.04        $9.32       $10.11 (1)
        AUV at End of Period                 $9.02        $7.04        $9.32
        Number of Accumulation Units
           Outstanding at End of            16,409           --           --
           Period

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period           $4.58        $8.30       $10.01 (1)
        AUV at End of Period                 $6.21        $4.58        $8.30
        Number of Accumulation Units
           Outstanding at End of             5,697          345           --
           Period

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period           $5.13        $6.96        $8.35 (1)
        AUV at End of Period                 $6.50        $5.13        $6.96
        Number of Accumulation Units
           Outstanding at End of             3,247        1,003           --
           Period

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period           $7.59       $10.25       $10.00 (2)
        AUV at End of Period                 $9.51        $7.59       $10.25
        Number of Accumulation Units
           Outstanding at End of             9,822        2,088           --
           Period

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period           $8.41       $10.00 (4)
        AUV at End of Period                $10.61        $8.41
        Number of Accumulation Units
           Outstanding at End of             6,530          758
           Period

  INVESCO VIF FINANCIAL SERVICES
        AUV at Beginning of Period           $7.79        $9.34       $10.00 (2)
        AUV at End of Period                 $9.90        $7.79        $9.34
        Number of Accumulation Units
           Outstanding at End of             7,391          667           --
           Period

  INVESCO VIF UTILITIES
        AUV at Beginning of Period           $6.32        $8.09       $10.00 (2)
        AUV at End of Period                 $7.28        $6.32        $8.09
        Number of Accumulation Units
           Outstanding at End of            10,109        2,188           --
           Period

  JENNISON PORTFOLIO
        AUV at Beginning of Period           $4.21        $6.24        $7.20 (1)
        AUV at End of Period                 $5.35        $4.21        $6.24
        Number of Accumulation Units
           Outstanding at End of             3,603        5,385           --
           Period

Access - 133972

                                      A52

                                               2003         2002         2001
                                           -------------------------------------
  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period           $9.59        $9.90        $9.83 (1)
        AUV at End of Period                $11.55        $9.59        $9.90
        Number of Accumulation Units
           Outstanding at End of            57,614        4,447           --
           Period

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period              --       $10.03       $11.01 (1)
        AUV at End of Period                $10.03                    $10.03
        Number of Accumulation Units
           Outstanding at End of               -0-           --           --
           Period

  PIONEER FUND VCT
        AUV at Beginning of Period           $7.41        $9.36       $10.00 (2)
        AUV at End of Period                 $8.97        $7.41        $9.36
        Number of Accumulation Units
           Outstanding at End of            37,110        6,687           --
           Period

  PIONEER MID CAP VALUE
        AUV at Beginning of Period           $9.30       $10.71       $10.00 (2)
        AUV at End of Period                $12.50        $9.30       $10.71
        Number of Accumulation Units
           Outstanding at End of             9,137           --           --
           Period

  PROFUND VP BULL
        AUV at Beginning of Period           $6.61        $8.86       $10.00 (1)
        AUV at End of Period                 $8.13        $6.61        $8.86
        Number of Accumulation Units
           Outstanding at End of               705          305           --
           Period

  PROFUND VP EUROPE 30
        AUV at Beginning of Period           $5.99        $8.24       $10.05 (1)
        AUV at End of Period                 $8.15        $5.99        $8.24
        Number of Accumulation Units
           Outstanding at End of             2,410           --           --
           Period

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period          $10.00 (8)
        AUV at End of Period                 $9.35
        Number of Accumulation Units
           Outstanding at End of             2,001
           Period

  PROFUND VP SMALL CAP
        AUV at Beginning of Period           $7.14        $9.39       $10.00 (1)
        AUV at End of Period                $10.00        $7.14        $9.39
        Number of Accumulation Units
           Outstanding at End of            15,408           --           --
           Period

  SP JENNISON INT. GROWTH
        AUV at Beginning of Period           $4.06        $5.37        $7.30 (1)
        AUV at End of Period                 $5.54        $4.06        $5.37
        Number of Accumulation Units
           Outstanding at End of             8,883        3,559           --
           Period

  FOOTNOTES
    (1)  Fund First Available during May 2001
    (2)  Fund First Available during November 2001
    (3)  Fund First Available during December 2001
    (4)  Fund First Available during May 2002
    (5)  Fund First Available during June 2003
    (6)  Fund First Available during August 2003
    (7)  Fund First Available during September 2003
    (8)  Fund First Available during October 2003
    (9)  Fund First Available during November 2003
   (10)  Fund First Available during December 2003

Access - 133972

                                      A53

                                               2003         2002         2001
                                           -------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.05%

  AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $7.28       $10.98       $10.00 (2)
      AUV at End of Period                   $9.80        $7.28       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       29,802       36,436          270

  COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $13.79
      Number of Accumulation Units
         Outstanding at End of Period       10,255

  FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $7.76        $9.56 (4)
      AUV at End of Period                   $9.88        $7.76
      Number of Accumulation Units
         Outstanding at End of Period       58,675       18,936

  FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $6.31        $9.24 (4)
      AUV at End of Period                   $8.19        $6.31
      Number of Accumulation Units
         Outstanding at End of Period       79,104        4,842

  ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $9.43       $14.10       $16.32 (1)
      AUV at End of Period                  $13.32        $9.43       $14.10
      Number of Accumulation Units
         Outstanding at End of Period       28,481       22,032        9,284

  ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $9.66       $14.09       $16.13 (1)
      AUV at End of Period                  $15.80        $9.66       $14.09
      Number of Accumulation Units
         Outstanding at End of Period       81,203       30,975       13,857

  ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.75
      Number of Accumulation Units
         Outstanding at End of Period       69,135

  ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.97
      Number of Accumulation Units
         Outstanding at End of Period       34,592

  ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.59
      Number of Accumulation Units
         Outstanding at End of Period        9,590

  ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $7.39        $9.89       $10.52 (1)
      AUV at End of Period                   $9.89        $7.39        $9.89
      Number of Accumulation Units
         Outstanding at End of Period      241,597      153,495       64,872

  ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $12.89       $16.48       $19.28 (1)
      AUV at End of Period                  $17.21       $12.89       $16.48
      Number of Accumulation Units
         Outstanding at End of Period       64,806       44,003       24,750

  ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $12.55       $17.18       $17.56 (1)
      AUV at End of Period                  $17.25       $12.55       $17.18
      Number of Accumulation Units
         Outstanding at End of Period       72,311       61,290       28,016

Access - 133972
                                      A54

                                               2003         2002         2001
                                           -------------------------------------
  ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.04        $6.90        $7.33 (1)
      AUV at End of Period                   $8.67        $6.04        $6.90
      Number of Accumulation Units
         Outstanding at End of Period       55,208       45,609       32,140

  ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $14.21       $17.49       $19.19 (1)
      AUV at End of Period                  $17.43       $14.21       $17.49
      Number of Accumulation Units
         Outstanding at End of Period       34,620       20,452       15,882

  ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $7.12        $9.02        $9.47 (1)
      AUV at End of Period                   $9.32        $7.12        $9.02
      Number of Accumulation Units
         Outstanding at End of Period       98,923       78,294       30,405

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $4.60        $7.58       $10.00 (1)
      AUV at End of Period                   $6.35        $4.60        $7.58
      Number of Accumulation Units
         Outstanding at End of Period       87,869       41,859        9,038

  ING HARD ASSETS
      AUV at Beginning of Period            $12.80       $12.96       $15.25 (1)
      AUV at End of Period                  $19.09       $12.80       $12.96
      Number of Accumulation Units
         Outstanding at End of Period       17,930       23,532        8,523

  ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $6.90        $8.40        $9.77 (3)
      AUV at End of Period                   $8.73        $6.90        $8.40
      Number of Accumulation Units
         Outstanding at End of Period       19,122        8,795           --

  ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $6.95        $8.80        $9.64 (1)
      AUV at End of Period                   $8.34        $6.95        $8.80
      Number of Accumulation Units
         Outstanding at End of Period      149,704      132,024       41,232

  ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $5.99        $8.25        $8.97 (1)
      AUV at End of Period                   $8.82        $5.99        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       18,885       13,630        7,008

  ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $14.02       $20.23       $22.97 (1)
      AUV at End of Period                  $18.01       $14.02       $20.23
      Number of Accumulation Units
         Outstanding at End of Period       39,321       41,942       17,631

  ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.85
      Number of Accumulation Units
         Outstanding at End of Period        3,444

  ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $7.81       $10.00 (4)
      AUV at End of Period                  $10.27        $7.81
      Number of Accumulation Units
         Outstanding at End of Period       38,873        5,346

  ING JULIUS BAER FOREIGN
      AUV at Beginning of Period             $8.19       $10.00 (4)
      AUV at End of Period                  $10.52        $8.19
      Number of Accumulation Units
         Outstanding at End of Period       14,401        1,613

Access - 133972
                                      A55

                                               2003         2002         2001
                                           -------------------------------------
  ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.36       $17.48       $16.81 (1)
      AUV at End of Period                  $18.49       $18.36       $17.48
      Number of Accumulation Units
         Outstanding at End of Period       87,178      115,925       33,099

  ING LIQUID ASSETS
      AUV at Beginning of Period            $14.43       $14.53       $14.43 (1)
      AUV at End of Period                  $14.24       $14.43       $14.53
      Number of Accumulation Units
         Outstanding at End of Period      232,021      327,509      329,210

  ING MARSICO GROWTH
      AUV at Beginning of Period            $10.06       $14.58       $19.04 (1)
      AUV at End of Period                  $13.07       $10.06       $14.58
      Number of Accumulation Units
         Outstanding at End of Period      147,726       60,337       37,525

  ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                  $10.71        $8.33
      Number of Accumulation Units
         Outstanding at End of Period        8,599        5,396

  ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $7.94       $10.00 (4)
      AUV at End of Period                   $9.87        $7.94
      Number of Accumulation Units
         Outstanding at End of Period        1,086           --

  ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $15.22       $30.36       $39.38 (1)
      AUV at End of Period                  $20.75       $15.22       $30.36
      Number of Accumulation Units
         Outstanding at End of Period       80,454       59,471       32,214

  ING MFS RESEARCH
      AUV at Beginning of Period            $14.33       $19.48       $23.19 (1)
      AUV at End of Period                  $17.49       $14.33       $19.48
      Number of Accumulation Units
         Outstanding at End of Period       51,558       52,294       25,925

  ING MFS TOTAL RETURN
      AUV at Beginning of Period            $18.21       $19.59       $20.07 (1)
      AUV at End of Period                  $20.83       $18.21       $19.59
      Number of Accumulation Units
         Outstanding at End of Period      156,989      108,560       48,787

  ING PIMCO CORE BOND
      AUV at Beginning of Period            $12.03       $11.30       $10.92 (1)
      AUV at End of Period                  $12.35       $12.03       $11.30
      Number of Accumulation Units
         Outstanding at End of Period      151,480      134,070       45,492

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.79
      Number of Accumulation Units
         Outstanding at End of Period        1,223

  ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $8.39       $11.50       $12.23 (1)
      AUV at End of Period                  $11.41        $8.39       $11.50
      Number of Accumulation Units
         Outstanding at End of Period      204,499      186,269      101,330

  ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $7.92       $10.49       $11.48 (1)
      AUV at End of Period                  $10.18        $7.92       $10.49
      Number of Accumulation Units
         Outstanding at End of Period       46,270       88,534       50,349

Access - 133972
                                      A56

                                               2003         2002         2001
                                           -------------------------------------
  ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.46       $25.87       $25.75 (1)
      AUV at End of Period                  $31.24       $25.46       $25.87
      Number of Accumulation Units
         Outstanding at End of Period      163,215      122,476       43,670

  ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $18.63       $21.91       $22.33 (1)
      AUV at End of Period                  $22.84       $18.63       $21.91
      Number of Accumulation Units
         Outstanding at End of Period       94,965       69,736       27,313

  ING UBS U.S. BALANCED
      AUV at Beginning of Period             $7.16 (8)
      AUV at End of Period                   $8.27
      Number of Accumulation Units
         Outstanding at End of Period       40,435

  ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $7.79       $10.00 (4)
      AUV at End of Period                   $9.43
      Number of Accumulation Units
         Outstanding at End of Period        5,115           --

  ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $8.81       $10.00 (4)
      AUV at End of Period                  $10.89        $8.81
      Number of Accumulation Units
         Outstanding at End of Period       14,218        5,968

  ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $17.09       $20.47       $21.76 (1)
      AUV at End of Period                  $21.41       $17.09       $20.47
      Number of Accumulation Units
         Outstanding at End of Period       52,462       40,928       20,784

  ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.56       $26.04       $24.32 (1)
      AUV at End of Period                  $34.48       $25.56       $26.04
      Number of Accumulation Units
         Outstanding at End of Period       40,493       28,955        8,514

  ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.60       $10.00 (4)
      AUV at End of Period                  $11.01       $10.60
      Number of Accumulation Units
         Outstanding at End of Period       61,348        9,277

  ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $5.20        $7.76       $10.11 (1)
      AUV at End of Period                   $6.75        $5.20        $7.76
      Number of Accumulation Units
         Outstanding at End of Period       14,496        4,918        6,308

  ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period            $10.00 (5)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period        9,730

  ING VP MAGNACAP
      AUV at Beginning of Period             $7.02        $9.31       $10.11 (1)
      AUV at End of Period                   $8.99        $7.02        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       13,071       18,132       11,483

  ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $4.57        $8.30       $10.01 (1)
      AUV at End of Period                   $6.19        $4.57        $8.30
      Number of Accumulation Units
         Outstanding at End of Period       66,684       54,433       21,418

Access - 133972
                                      A57

                                               2003         2002         2001
                                           -------------------------------------
  ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $5.12        $6.95        $8.34 (1)
      AUV at End of Period                   $6.47        $5.12        $6.95
      Number of Accumulation Units
         Outstanding at End of Period       72,812       39,021       30,234

  INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $7.58       $10.24       $10.00 (2)
      AUV at End of Period                   $9.49        $7.58       $10.24
      Number of Accumulation Units
         Outstanding at End of Period       60,165       15,338          332

  INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $8.40       $10.00 (4)
      AUV at End of Period                  $10.59        $8.40
      Number of Accumulation Units
         Outstanding at End of Period       17,964        3,612

  INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $7.78        $9.34       $10.00 (2)
      AUV at End of Period                   $9.88        $7.78        $9.34
      Number of Accumulation Units
         Outstanding at End of Period       70,712       36,848           --

  INVESCO VIF UTILITIES
      AUV at Beginning of Period             $6.31        $8.08       $10.00 (2)
      AUV at End of Period                   $7.26        $6.31        $8.08
      Number of Accumulation Units
         Outstanding at End of Period        9,527          814           --

  JENNISON PORTFOLIO
      AUV at Beginning of Period             $4.20        $6.23        $7.19 (1)
      AUV at End of Period                   $5.33        $4.20        $6.23
      Number of Accumulation Units
         Outstanding at End of Period       18,949       22,367       21,785

  PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.54        $9.86        $9.80 (1)
      AUV at End of Period                  $11.48        $9.54        $9.86
      Number of Accumulation Units
         Outstanding at End of Period      394,260      186,396       54,726

  PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $7.80        $9.99       $10.97 (1)
      AUV at End of Period                   $9.97        $7.80        $9.99
      Number of Accumulation Units
         Outstanding at End of Period       14,235       24,969       10,158

  PIONEER FUND VCT
      AUV at Beginning of Period             $7.40        $9.36       $10.00 (2)
      AUV at End of Period                   $8.95        $7.40        $9.36
      Number of Accumulation Units
         Outstanding at End of Period        9,957        8,141           --

  PIONEER MID CAP VALUE
      AUV at Beginning of Period             $9.29       $10.70       $10.00 (2)
      AUV at End of Period                  $12.48        $9.29       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       50,383       28,194          660

  PROFUND VP BULL
      AUV at Beginning of Period             $6.59        $8.86       $10.00 (1)
      AUV at End of Period                   $8.11        $6.59        $8.86
      Number of Accumulation Units
         Outstanding at End of Period       75,931       29,583        5,613

  PROFUND VP EUROPE 30
      AUV at Beginning of Period             $5.98        $8.23       $10.05 (1)
      AUV at End of Period                   $8.13        $5.98        $8.23
      Number of Accumulation Units
         Outstanding at End of Period      163,248        8,144       15,188

Access - 133972
                                      A58

                                               2003         2002         2001
                                           -------------------------------------
  PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $9.35
      Number of Accumulation Units
         Outstanding at End of Period        4,760

  PROFUND VP SMALL CAP
      AUV at Beginning of Period             $7.13        $9.39       $10.00 (1)
      AUV at End of Period                   $9.97        $7.13        $9.39
      Number of Accumulation Units
         Outstanding at End of Period      132,957        7,373       12,960

  SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $4.05        $5.36        $7.29 (1)
      AUV at End of Period                   $5.53        $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period       60,765       34,977       11,906

  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during August 2003
  (6)  Fund First Available during September 2003
  (7)  Fund First Available during October 2003
  (8)  Fund First Available during November 2003

                                              2003         2002        2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

  AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period            $7.28       $10.98      $10.00 (2)
        AUV at End of Period                  $9.79        $7.28      $10.98
        Number of Accumulation Units
           Outstanding at End of Period     194,283       11,618          --

  COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period           $10.00 (9)
        AUV at End of Period                 $13.79
        Number of Accumulation Units
           Outstanding at End of Period     219,203

  FIDELITY(R) VIP EQUITY--INCOME
        AUV at Beginning of Period            $7.75        $9.56 (4)
        AUV at End of Period                  $9.87        $7.75
        Number of Accumulation Units
           Outstanding at End of Period     448,420       54,904

  FIDELITY(R) VIP GROWTH
        AUV at Beginning of Period            $6.31        $9.24 (4)
        AUV at End of Period                  $8.18        $6.31
        Number of Accumulation Units
           Outstanding at End of Period     875,428      107,165

  ING AIM MID CAP GROWTH
        AUV at Beginning of Period            $9.40       $14.05      $16.27 (1)
        AUV at End of Period                 $13.26        $9.40      $14.05
        Number of Accumulation Units
           Outstanding at End of Period     224,903       63,802      21,990

  ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period            $9.62       $14.05      $16.08 (1)
        AUV at End of Period                 $15.74        $9.62      $14.05
        Number of Accumulation Units
           Outstanding at End of Period     439,259      184,179      63,924

  ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $10.75
        Number of Accumulation Units
           Outstanding at End of Period     882,976

Access - 133972
                                      A59

                                              2003         2002        2001
                                           -------------------------------------
  ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $10.96
        Number of Accumulation Units
           Outstanding at End of Period     709,118

  ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $11.59
        Number of Accumulation Units
           Outstanding at End of Period     296,661

  ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period            $7.37        $9.88      $10.51 (1)
        AUV at End of Period                  $9.87        $7.37       $9.88
        Number of Accumulation Units
           Outstanding at End of Period   2,105,769      916,295     261,939

  ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period           $12.82       $16.41      $19.19 (1)
        AUV at End of Period                 $17.11       $12.82      $16.41
        Number of Accumulation Units
           Outstanding at End of Period     451,642      210,411      72,320

  ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period           $12.50       $17.12      $17.51 (1)
        AUV at End of Period                 $17.18       $12.50      $17.12
        Number of Accumulation Units
           Outstanding at End of Period     734,792      350,649      77,139

  ING DEVELOPING WORLD
        AUV at Beginning of Period            $6.02        $6.89       $7.32 (1)
        AUV at End of Period                  $8.64        $6.02       $6.89
        Number of Accumulation Units
           Outstanding at End of Period     251,031       87,622      52,358

  ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period           $14.15       $17.43      $19.13 (1)
        AUV at End of Period                 $17.35       $14.15      $17.43
        Number of Accumulation Units
           Outstanding at End of Period     228,990      131,099      34,231

  ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period            $7.12        $9.01       $9.46 (1)
        AUV at End of Period                  $9.30        $7.12       $9.01
        Number of Accumulation Units
           Outstanding at End of Period     724,929      492,026      76,525

  ING GET FUND -- SERIES V
        AUV at Beginning of Period           $10.00 (5)
        AUV at End of Period                  $9.68
        Number of Accumulation Units
           Outstanding at End of Period     108,973

  ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period           $10.00 (5)
        AUV at End of Period                 $10.21
        Number of Accumulation Units
           Outstanding at End of Period      17,037

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period            $4.59        $7.58      $10.00 (1)
        AUV at End of Period                  $6.34        $4.59       $7.58
        Number of Accumulation Units
           Outstanding at End of Period     305,817      141,023      23,594

  ING HARD ASSETS
        AUV at Beginning of Period           $12.71       $12.88      $15.16 (1)
        AUV at End of Period                 $18.94       $12.71      $12.88
        Number of Accumulation Units
           Outstanding at End of Period     147,526       43,248       2,531

Access - 133972
                                      A60

                                              2003         2002        2001
                                           -------------------------------------
  ING INTERNATIONAL EQUITY
        AUV at Beginning of Period            $6.87        $8.37       $9.74 (3)
        AUV at End of Period                  $8.69        $6.87       $8.37
        Number of Accumulation Units
           Outstanding at End of Period     291,624      132,383       2,399

  ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period            $6.94        $8.79       $9.64 (1)
        AUV at End of Period                  $8.32        $6.94       $8.79
        Number of Accumulation Units
           Outstanding at End of Period     854,803      584,691     164,770

  ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period            $5.98        $8.25       $8.97 (1)
        AUV at End of Period                  $8.81        $5.98       $8.25
        Number of Accumulation Units
           Outstanding at End of Period     149,245       96,355      38,065

  ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period           $13.94       $20.13      $22.86 (1)
        AUV at End of Period                 $17.90       $13.94      $20.13
        Number of Accumulation Units
           Outstanding at End of Period     185,364      132,556      41,070

  ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $11.85
        Number of Accumulation Units
           Outstanding at End of Period      22,489

  ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period            $7.81       $10.00 (4)
        AUV at End of Period                 $10.26        $7.81
        Number of Accumulation Units
           Outstanding at End of Period     260,352       37,674

  ING JULIUS BAER FOREIGN
        AUV at Beginning of Period            $8.19       $10.00 (4)
        AUV at End of Period                 $10.51        $8.19
        Number of Accumulation Units
           Outstanding at End of Period     128,362        6,369

  ING LIMITED MATURITY BOND
        AUV at Beginning of Period           $18.23       $17.36      $16.70 (1)
        AUV at End of Period                 $18.35       $18.23      $17.36
        Number of Accumulation Units
           Outstanding at End of Period     390,766      187,662      63,527

  ING LIQUID ASSETS
        AUV at Beginning of Period           $14.33       $14.43      $14.34 (1)
        AUV at End of Period                 $14.13       $14.33      $14.43
        Number of Accumulation Units
           Outstanding at End of Period     735,857      514,409     261,606

  ING MARSICO GROWTH
        AUV at Beginning of Period           $10.02       $14.53      $18.99 (1)
        AUV at End of Period                 $13.02       $10.02      $14.53
        Number of Accumulation Units
           Outstanding at End of Period     845,399      311,442     126,140

  ING MERCURY FOCUS VALUE
        AUV at Beginning of Period            $8.33       $10.00 (4)
        AUV at End of Period                 $10.70        $8.33
        Number of Accumulation Units
           Outstanding at End of Period      99,430       15,878

Access - 133972
                                      A61

                                              2003         2002        2001
                                           -------------------------------------
  ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period            $7.94       $10.00 (4)
        AUV at End of Period                  $9.86        $7.94
        Number of Accumulation Units
           Outstanding at End of Period      38,135        8,896

  ING MFS MID CAP GROWTH
        AUV at Beginning of Period           $15.16       $30.25      $39.25 (1)
        AUV at End of Period                 $20.65       $15.16      $30.25
        Number of Accumulation Units
           Outstanding at End of Period     527,276      309,801      93,233

  ING MFS RESEARCH
        AUV at Beginning of Period           $14.27       $19.40      $23.11 (1)
        AUV at End of Period                 $17.41       $14.27      $19.40
        Number of Accumulation Units
           Outstanding at End of Period     360,253      215,283      85,348

  ING MFS TOTAL RETURN
        AUV at Beginning of Period           $18.14       $19.52      $20.00 (1)
        AUV at End of Period                 $20.73       $18.14      $19.52
        Number of Accumulation Units
           Outstanding at End of Period   1,114,951      687,305     203,036

  ING PIMCO CORE BOND
        AUV at Beginning of Period           $11.98       $11.26      $10.88 (1)
        AUV at End of Period                 $12.29       $11.98      $11.26
        Number of Accumulation Units
           Outstanding at End of Period   1,262,012      836,451     221,684

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period           $10.00 (7)
        AUV at End of Period                 $10.79
        Number of Accumulation Units
           Outstanding at End of Period     109,745

  ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period            $8.37       $11.49      $12.23 (1)
        AUV at End of Period                 $11.38        $8.37      $11.49
        Number of Accumulation Units
           Outstanding at End of Period   1,445,599      892,250     225,937

  ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period            $7.91       $10.48      $11.47 (1)
        AUV at End of Period                 $10.16        $7.91      $10.48
        Number of Accumulation Units
           Outstanding at End of Period     474,812      294,204     136,482

  ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period           $25.28       $25.70      $25.59 (1)
        AUV at End of Period                 $31.00       $25.28      $25.70
        Number of Accumulation Units
           Outstanding at End of Period     998,381      442,657      92,605

  ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period           $18.50       $21.77      $22.19 (1)
        AUV at End of Period                 $22.67       $18.50      $21.77
        Number of Accumulation Units
           Outstanding at End of Period     860,125      425,112     107,272

  ING UBS U.S. BALANCED
        AUV at Beginning of Period            $7.15 (9)
        AUV at End of Period                  $8.26
        Number of Accumulation Units
           Outstanding at End of Period     294,927

  ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period            $7.78       $10.00 (4)
        AUV at End of Period                  $9.42        $7.78
        Number of Accumulation Units
           Outstanding at End of Period     138,420       10,422

Access - 133972
                                      A62

                                              2003         2002        2001
                                           -------------------------------------
  ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period            $8.80       $10.00 (4)
        AUV at End of Period                 $10.88        $8.80
        Number of Accumulation Units
           Outstanding at End of Period     200,135       40,258

  ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period           $17.01       $20.39      $21.68 (1)
        AUV at End of Period                 $21.30       $17.01      $20.39
        Number of Accumulation Units
           Outstanding at End of Period     424,242      180,352      51,722

  ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period           $25.38       $25.87      $24.17 (1)
        AUV at End of Period                 $34.22       $25.38      $25.87
        Number of Accumulation Units
           Outstanding at End of Period     182,707       77,757       7,350

  ING VP BOND PORTFOLIO
        AUV at Beginning of Period           $10.59       $10.00 (4)
        AUV at End of Period                 $11.00       $10.59
        Number of Accumulation Units
           Outstanding at End of Period     182,945       20,543

  ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period            $5.20        $7.75      $10.11 (1)
        AUV at End of Period                  $6.74        $5.20       $7.75
        Number of Accumulation Units
           Outstanding at End of Period     137,234       68,491       6,269

  ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period           $10.00 (6)
        AUV at End of Period                  $8.82
        Number of Accumulation Units
           Outstanding at End of Period     247,476

  ING VP MAGNACAP
        AUV at Beginning of Period            $7.02        $9.31      $10.11 (1)
        AUV at End of Period                  $8.98        $7.02       $9.31
        Number of Accumulation Units
           Outstanding at End of Period      60,421       41,229      10,474

  ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period            $4.57        $8.29      $10.01 (1)
        AUV at End of Period                  $6.19        $4.57       $8.29
        Number of Accumulation Units
           Outstanding at End of Period     521,035      249,714      45,115

  ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period            $5.11        $6.94       $8.34 (1)
        AUV at End of Period                  $6.46        $5.11       $6.94
        Number of Accumulation Units
           Outstanding at End of Period     252,106      138,853      46,282

  INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period            $7.57       $10.24      $10.00 (2)
        AUV at End of Period                  $9.47        $7.57      $10.24
        Number of Accumulation Units
           Outstanding at End of Period     324,507      151,077         466

  INVESCO VIF LEISURE FUND
        AUV at Beginning of Period            $8.40       $10.00 (4)
        AUV at End of Period                 $10.58        $8.40
        Number of Accumulation Units
           Outstanding at End of Period     125,871       40,592

  INVESCO VIF FINANCIAL SERVICES
        AUV at Beginning of Period            $7.78        $9.33      $10.00 (2)
        AUV at End of Period                  $9.87        $7.78       $9.33
        Number of Accumulation Units
           Outstanding at End of Period     144,891       84,291       3,260

Access - 133972
                                       A63

                                              2003         2002        2001
                                           -------------------------------------
  INVESCO VIF UTILITIES
        AUV at Beginning of Period            $6.30        $8.08      $10.00 (2)
        AUV at End of Period                  $7.25        $6.30       $8.08
        Number of Accumulation Units
           Outstanding at End of Period     131,724       52,671          --

  JENNISON PORTFOLIO
        AUV at Beginning of Period            $4.19        $6.22       $7.19 (1)
        AUV at End of Period                  $5.32        $4.19       $6.22
        Number of Accumulation Units
           Outstanding at End of Period     449,625      265,344      70,772

  PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period            $9.52        $9.84       $9.79 (1)
        AUV at End of Period                 $11.45        $9.52       $9.84
        Number of Accumulation Units
           Outstanding at End of Period   1,314,393      423,832     118,177

  PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period            $7.79        $9.97      $10.95 (1)
        AUV at End of Period                  $9.94        $7.79       $9.97
        Number of Accumulation Units
           Outstanding at End of Period     255,345      218,962      61,575

  PIONEER FUND VCT
        AUV at Beginning of Period            $7.39        $9.35      $10.00 (2)
        AUV at End of Period                  $8.94        $7.39       $9.35
        Number of Accumulation Units
           Outstanding at End of Period     342,392       57,294          --

  PIONEER MID CAP VALUE
        AUV at Beginning of Period            $9.29       $10.70      $10.00 (2)
        AUV at End of Period                 $12.46        $9.29      $10.70
        Number of Accumulation Units
           Outstanding at End of Period     732,031      145,463          --

  PROFUND VP BULL
        AUV at Beginning of Period            $6.59        $8.85      $10.00 (1)
        AUV at End of Period                  $8.10        $6.59       $8.85
        Number of Accumulation Units
           Outstanding at End of Period      83,177       23,783       1,814

  PROFUND VP EUROPE 30
        AUV at Beginning of Period            $5.98        $8.23      $10.05 (1)
        AUV at End of Period                  $8.12        $5.98       $8.23
        Number of Accumulation Units
           Outstanding at End of Period      67,213       17,650          --

  PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period           $10.00 (8)
        AUV at End of Period                  $9.34
        Number of Accumulation Units
           Outstanding at End of Period      26,719

  PROFUND VP SMALL CAP
        AUV at Beginning of Period            $7.13        $9.39      $10.00 (1)
        AUV at End of Period                  $9.96        $7.13       $9.39
        Number of Accumulation Units
           Outstanding at End of Period     255,439       68,579      12,110

  SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period            $4.05        $5.36       $7.29 (1)
        AUV at End of Period                  $5.52        $4.05       $5.36
        Number of Accumulation Units
           Outstanding at End of Period     640,197      156,994      86,394

  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during June 2003

Access - 133972
                                      A64

  (6)  Fund First Available during August 2003
  (7)  Fund First Available during September 2003
  (8)  Fund First Available during October 2003
  (9)  Fund First Available during November 2003

                                              2003         2002         2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.15%

  AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $7.27       $10.98       $10.00 (2)
      AUV at End of Period                   $9.77        $7.27       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       17,993        8,919          228

  COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $13.78
      Number of Accumulation Units
         Outstanding at End of Period       12,195

  FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $7.75        $9.56 (4)
      AUV at End of Period                   $9.86        $7.75
      Number of Accumulation Units
         Outstanding at End of Period      105,157       46,318

  FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $6.30        $9.24 (4)
      AUV at End of Period                   $8.17        $6.30
      Number of Accumulation Units
         Outstanding at End of Period      288,829       72,401

  ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $9.36       $14.01       $16.23 (1)
      AUV at End of Period                  $13.21        $9.36       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       53,896       20,219       11,976
  ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $9.59       $14.01       $16.04 (1)
      AUV at End of Period                  $15.67        $9.59       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       88,834       58,703       45,184

  ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.74
      Number of Accumulation Units
         Outstanding at End of Period       10,783

  ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.96
      Number of Accumulation Units
         Outstanding at End of Period        5,853

  ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.59
      Number of Accumulation Units
         Outstanding at End of Period          579

  ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $7.36        $9.87       $10.50 (1)
      AUV at End of Period                   $9.85        $7.36        $9.87
      Number of Accumulation Units
         Outstanding at End of Period      293,879      190,461       82,699

Access - 133972
                                      A65

                                              2003         2002         2001
                                           -------------------------------------
  ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $12.75       $16.33       $19.11 (1)
      AUV at End of Period                  $17.01       $12.75       $16.33
      Number of Accumulation Units
         Outstanding at End of Period       83,078       59,805       32,608

  ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $12.46       $17.07       $17.47 (1)
      AUV at End of Period                  $17.11       $12.46       $17.07
      Number of Accumulation Units
         Outstanding at End of Period       90,553       54,702       21,559

  ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.01        $6.87        $7.30 (1)
      AUV at End of Period                   $8.62        $6.01        $6.87
      Number of Accumulation Units
         Outstanding at End of Period       22,800       14,127        9,241

  ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $14.09       $17.36       $19.07 (1)
      AUV at End of Period                  $17.27       $14.09       $17.36
      Number of Accumulation Units
         Outstanding at End of Period       27,223       19,840        7,195

  ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $7.11        $9.01        $9.46 (1)
      AUV at End of Period                   $9.28        $7.11        $9.01
      Number of Accumulation Units
         Outstanding at End of Period      119,998       74,631       17,789

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $4.59        $7.58       $10.00 (1)
      AUV at End of Period                   $6.33        $4.59        $7.58
      Number of Accumulation Units
         Outstanding at End of Period       52,483       23,046       14,867

  ING HARD ASSETS
      AUV at Beginning of Period            $12.62       $12.79       $15.06 (1)
      AUV at End of Period                  $18.80       $12.62       $12.79
      Number of Accumulation Units
         Outstanding at End of Period       18,382       11,015        6,076

  ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $6.85        $8.35        $9.72 (3)
      AUV at End of Period                   $8.66        $6.85        $8.35
      Number of Accumulation Units
         Outstanding at End of Period       53,716       28,442           --

  ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $6.93        $8.79        $9.64 (1)
      AUV at End of Period                   $8.31        $6.93        $8.79
      Number of Accumulation Units
         Outstanding at End of Period      159,409      103,609       26,573

  ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $5.97        $8.24        $8.97 (1)
      AUV at End of Period                   $8.79        $5.97        $8.24
      Number of Accumulation Units
         Outstanding at End of Period       35,657        7,583        5,305

  ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $13.87       $20.03       $22.76 (1)
      AUV at End of Period                  $17.79       $13.87       $20.03
      Number of Accumulation Units
         Outstanding at End of Period       35,728       34,166       10,853

  ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.84
      Number of Accumulation Units
         Outstanding at End of Period          326

Access - 133972
                                      A66

                                              2003         2002         2001
                                           -------------------------------------
  ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $7.81       $10.00 (4)
      AUV at End of Period                  $10.25        $7.81
      Number of Accumulation Units
         Outstanding at End of Period       24,074           47

  ING JULIUS BAER FOREIGN
      AUV at Beginning of Period             $8.18       $10.00 (4)
      AUV at End of Period                  $10.50        $8.18
      Number of Accumulation Units
         Outstanding at End of Period       20,181        4,137

  ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.10       $17.25       $16.60 (1)
      AUV at End of Period                  $18.21       $18.10       $17.25
      Number of Accumulation Units
         Outstanding at End of Period      130,050      102,238       14,995

  ING LIQUID ASSETS
      AUV at Beginning of Period            $14.23       $14.34       $14.25 (1)
      AUV at End of Period                  $14.03       $14.23       $14.34
      Number of Accumulation Units
         Outstanding at End of Period      127,143      102,402      131,130

  ING MARSICO GROWTH
      AUV at Beginning of Period             $9.99       $14.49       $18.95 (1)
      AUV at End of Period                  $12.97        $9.99       $14.49
      Number of Accumulation Units
         Outstanding at End of Period      106,576       62,460       50,456

  ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                  $10.69        $8.33
      Number of Accumulation Units
         Outstanding at End of Period      116,975       20,649

  ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $7.93       $10.00 (4)
      AUV at End of Period                   $9.86        $7.93
      Number of Accumulation Units
         Outstanding at End of Period        1,932          297

  ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $15.10       $30.14       $39.11 (1)
      AUV at End of Period                  $20.55       $15.10       $30.14
      Number of Accumulation Units
         Outstanding at End of Period       83,428       60,108       29,442

  ING MFS RESEARCH
      AUV at Beginning of Period            $14.21       $19.33       $23.03 (1)
      AUV at End of Period                  $17.32       $14.21       $19.33
      Number of Accumulation Units
         Outstanding at End of Period       60,270       58,224       35,638

  ING MFS TOTAL RETURN
      AUV at Beginning of Period            $18.06       $19.45       $19.93 (1)
      AUV at End of Period                  $20.63       $18.06       $19.45
      Number of Accumulation Units
         Outstanding at End of Period      244,840      123,964       62,233

  ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.93       $11.22       $10.84 (1)
      AUV at End of Period                  $12.23       $11.93       $11.22
      Number of Accumulation Units
         Outstanding at End of Period      276,508      299,610       75,861

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.79
      Number of Accumulation Units
         Outstanding at End of Period        5,179

Access - 133972
                                      A67

                                              2003         2002         2001
                                           -------------------------------------
  ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $8.36       $11.48       $12.22 (1)
      AUV at End of Period                  $11.36        $8.36       $11.48
      Number of Accumulation Units
         Outstanding at End of Period      155,281      142,958       31,699

  ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $7.89       $10.47       $11.46 (1)
      AUV at End of Period                  $10.14        $7.89       $10.47
      Number of Accumulation Units
         Outstanding at End of Period       46,480       33,194       16,003

  ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.10       $25.53       $25.43 (1)
      AUV at End of Period                  $30.76       $25.10       $25.53
      Number of Accumulation Units
         Outstanding at End of Period      261,019      164,221       43,006

  ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $18.37       $21.62       $22.05 (1)
      AUV at End of Period                  $22.50       $18.37       $21.62
      Number of Accumulation Units
         Outstanding at End of Period      138,973       90,035       25,078

  ING UBS U.S. BALANCED
      AUV at Beginning of Period             $7.14 (8)
      AUV at End of Period                   $8.24
      Number of Accumulation Units
         Outstanding at End of Period       49,854

  ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $9.42
      Number of Accumulation Units
         Outstanding at End of Period       11,021           --

  ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $8.80       $10.00 (4)
      AUV at End of Period                  $10.87        $8.80
      Number of Accumulation Units
         Outstanding at End of Period       18,945        1,758

  ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $16.93       $20.30       $21.59 (1)
      AUV at End of Period                  $21.19       $16.93       $20.30
      Number of Accumulation Units
         Outstanding at End of Period       93,569       38,925       13,112

  ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.20       $25.70       $24.02 (1)
      AUV at End of Period                  $33.96       $25.20       $25.70
      Number of Accumulation Units
         Outstanding at End of Period       34,934       17,947        6,621

  ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.59       $10.00 (4)
      AUV at End of Period                  $10.99       $10.59
      Number of Accumulation Units
         Outstanding at End of Period       29,781       45,162

  ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $5.19        $7.75       $10.11 (1)
      AUV at End of Period                   $6.73        $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       22,604       11,587        2,926

  ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period            $10.00 (5)
      AUV at End of Period                   $8.81
      Number of Accumulation Units
         Outstanding at End of Period       27,484

Access - 133972
                                      A68

                                              2003         2002         2001
                                           -------------------------------------
  ING VP MAGNACAP
      AUV at Beginning of Period             $7.01        $9.31       $10.11 (1)
      AUV at End of Period                   $8.97        $7.01        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       12,012       12,376        4,684

  ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $4.56        $8.29       $10.01 (1)
      AUV at End of Period                   $6.18        $4.56        $8.29
      Number of Accumulation Units
         Outstanding at End of Period       55,730       46,046        6,290

  ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $5.10        $6.93        $8.33 (1)
      AUV at End of Period                   $6.45        $5.10        $6.93
      Number of Accumulation Units
         Outstanding at End of Period       61,656       57,393       20,405

  INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $7.57       $10.24       $10.00 (2)
      AUV at End of Period                   $9.46        $7.57       $10.24
      Number of Accumulation Units
         Outstanding at End of Period       56,040        9,189        1,063

  INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $8.40       $10.00 (4)
      AUV at End of Period                  $10.57        $8.40
      Number of Accumulation Units
         Outstanding at End of Period      113,886       17,360

  INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $7.77        $9.33       $10.00 (2)
      AUV at End of Period                   $9.85        $7.77        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       10,908        8,074        3,752

  INVESCO VIF UTILITIES
      AUV at Beginning of Period             $6.30        $8.08       $10.00 (2)
      AUV at End of Period                   $7.24        $6.30        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       15,817       24,927           --

  JENNISON PORTFOLIO
      AUV at Beginning of Period             $4.19        $6.22        $7.18 (1)
      AUV at End of Period                   $5.31        $4.19        $6.22
      Number of Accumulation Units
         Outstanding at End of Period      248,869       78,264       14,542

  PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.50        $9.82        $9.77 (1)
      AUV at End of Period                  $11.42        $9.50        $9.82
      Number of Accumulation Units
         Outstanding at End of Period      176,459       64,823       27,443

  PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $7.77        $9.95       $10.94 (1)
      AUV at End of Period                   $9.91        $7.77        $9.95
      Number of Accumulation Units
         Outstanding at End of Period       43,840       59,533       20,309

  PIONEER FUND VCT
      AUV at Beginning of Period             $7.39        $9.35       $10.00 (2)
      AUV at End of Period                   $8.93        $7.39        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       27,046       19,166           --

  PIONEER MID CAP VALUE
      AUV at Beginning of Period             $9.28       $10.70       $10.00 (2)
      AUV at End of Period                  $12.45        $9.28       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       78,912       25,875           --

Access - 133972
                                      A69

                                              2003         2002         2001
                                           -------------------------------------
  PROFUND VP BULL
      AUV at Beginning of Period             $6.58        $8.85       $10.00 (1)
      AUV at End of Period                   $8.09        $6.58        $8.85
      Number of Accumulation Units
         Outstanding at End of Period       46,761       32,743          900

  PROFUND VP EUROPE 30
      AUV at Beginning of Period             $5.97        $8.22       $10.05 (1)
      AUV at End of Period                   $8.11        $5.97        $8.22
      Number of Accumulation Units
         Outstanding at End of Period        7,179        1,104        7,153

  PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $9.34
      Number of Accumulation Units
         Outstanding at End of Period        4,883

  PROFUND VP SMALL CAP
      AUV at Beginning of Period             $7.12        $9.38       $10.00 (1)
      AUV at End of Period                   $9.95        $7.12        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       50,629       12,461        4,031

  SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $4.05        $5.36        $7.29 (1)
      AUV at End of Period                   $5.51        $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period       54,941       16,084        3,450

  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during August 2003
  (6)  Fund First Available during September 2003
  (7)  Fund First Available during October 2003
  (8)  Fund First Available during November 2003

                                             2003         2002         2001
                                           -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.25%

  AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $7.27       $10.97       $10.00 (2)
      AUV at End of Period                   $9.75        $7.27       $10.97
      Number of Accumulation Units
         Outstanding at End of Period      122,172      109,981          724

  COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $13.77
      Number of Accumulation Units
         Outstanding at End of Period       48,951

  FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $7.74        $9.55 (4)
      AUV at End of Period                   $9.83        $7.74
      Number of Accumulation Units
         Outstanding at End of Period       90,841        7,498

  FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $6.29        $9.23 (4)
      AUV at End of Period                   $8.15        $6.29
      Number of Accumulation Units
         Outstanding at End of Period      193,182       13,477

Access - 133972
                                      A70

                                             2003         2002         2001
                                           -------------------------------------
  ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $9.29       $13.92       $16.13 (1)
      AUV at End of Period                  $13.10        $9.29       $13.92
      Number of Accumulation Units
         Outstanding at End of Period       74,897       28,984       32,366

  ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $9.52       $13.93       $15.96 (1)
      AUV at End of Period                  $15.55        $9.52       $13.93
      Number of Accumulation Units
         Outstanding at End of Period      161,397       67,393       35,302

  ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.74
      Number of Accumulation Units
         Outstanding at End of Period      193,356

  ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.96
      Number of Accumulation Units
         Outstanding at End of Period      148,093

  ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.58
      Number of Accumulation Units
         Outstanding at End of Period       35,476

  ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $7.34        $9.86       $10.49 (1)
      AUV at End of Period                   $9.81        $7.34        $9.86
      Number of Accumulation Units
         Outstanding at End of Period      628,349      486,302      172,888

  ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $12.62       $16.18       $18.94 (1)
      AUV at End of Period                  $16.82       $12.62       $16.18
      Number of Accumulation Units
         Outstanding at End of Period      163,908      102,390       55,217

  ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $12.37       $16.97       $17.37 (1)
      AUV at End of Period                  $16.97       $12.37       $16.97
      Number of Accumulation Units
         Outstanding at End of Period      170,485       69,008       36,881

  ING DEVELOPING WORLD
      AUV at Beginning of Period             $5.98        $6.85        $7.28 (1)
      AUV at End of Period                   $8.57        $5.98        $6.85
      Number of Accumulation Units
         Outstanding at End of Period       58,908       39,283       28,075

  ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $13.98       $17.24       $18.95 (1)
      AUV at End of Period                  $17.12       $13.98       $17.24
      Number of Accumulation Units
         Outstanding at End of Period       58,776       48,682       50,098

  ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $7.09        $8.99        $9.46 (1)
      AUV at End of Period                   $9.25        $7.09        $8.99
      Number of Accumulation Units
         Outstanding at End of Period      221,767      181,302       78,758

  ING GET FUND -- SERIES V
      AUV at Beginning of Period            $10.00
      AUV at End of Period                   $9.66
      Number of Accumulation Units
         Outstanding at End of Period        7,052

Access - 133972
                                      A71

                                             2003         2002         2001
                                           -------------------------------------
  ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $4.58        $7.57       $10.00 (1)
      AUV at End of Period                   $6.31        $4.58        $7.57
      Number of Accumulation Units
         Outstanding at End of Period      140,904       80,240       12,668

  ING HARD ASSETS
      AUV at Beginning of Period            $12.44       $12.63       $14.88 (1)
      AUV at End of Period                  $18.51       $12.44       $12.63
      Number of Accumulation Units
         Outstanding at End of Period       61,074       23,773        9,098

  ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $6.80        $8.30        $9.67 (3)
      AUV at End of Period                   $8.59        $6.80        $8.30
      Number of Accumulation Units
         Outstanding at End of Period       58,270       28,307           --

  ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $6.91        $8.78        $9.63 (1)
      AUV at End of Period                   $8.28        $6.91        $8.78
      Number of Accumulation Units
         Outstanding at End of Period      311,748      255,764       80,339

  ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $5.96        $8.23        $8.96 (1)
      AUV at End of Period                   $8.76        $5.96        $8.23
      Number of Accumulation Units
         Outstanding at End of Period       63,791       19,023        5,941

  ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $13.72       $19.84       $22.55 (1)
      AUV at End of Period                  $17.58       $13.72       $19.84
      Number of Accumulation Units
         Outstanding at End of Period       60,940       61,196       49,630

  ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $11.84
      Number of Accumulation Units
         Outstanding at End of Period       35,164

  ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $7.80       $10.00 (4)
      AUV at End of Period                  $10.23        $7.80
      Number of Accumulation Units
         Outstanding at End of Period       80,744        8,559

  ING JULIUS BAER FOREIGN
      AUV at Beginning of Period             $8.18       $10.00 (4)
      AUV at End of Period                  $10.49        $8.18
      Number of Accumulation Units
         Outstanding at End of Period       59,011        3,184

  ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.84       $17.02       $16.39 (1)
      AUV at End of Period                  $17.94       $17.84       $17.02
      Number of Accumulation Units
         Outstanding at End of Period      166,520      117,720       33,665

  ING LIQUID ASSETS
      AUV at Beginning of Period            $14.03       $14.15       $14.07 (1)
      AUV at End of Period                  $13.81       $14.03       $14.15
      Number of Accumulation Units
         Outstanding at End of Period      298,953      300,238      255,667

  ING MARSICO GROWTH
      AUV at Beginning of Period             $9.92       $14.41       $18.85 (1)
      AUV at End of Period                  $12.87        $9.92       $14.41
      Number of Accumulation Units
         Outstanding at End of Period      280,718      134,110       58,239

Access - 133972

                                      A72

                                             2003         2002         2001
                                           -------------------------------------
  ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                  $10.68        $8.32
      Number of Accumulation Units
         Outstanding at End of Period       48,504        8,470

  ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $7.93       $10.00 (4)
      AUV at End of Period                   $9.84
      Number of Accumulation Units
         Outstanding at End of Period       11,989           --

  ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $14.97       $29.91       $38.85 (1)
      AUV at End of Period                  $20.36       $14.97       $29.91
      Number of Accumulation Units
         Outstanding at End of Period      153,096      106,352       50,086

  ING MFS RESEARCH
      AUV at Beginning of Period            $14.09       $19.19       $22.88 (1)
      AUV at End of Period                  $17.16       $14.09       $19.19
      Number of Accumulation Units
         Outstanding at End of Period      108,671       87,205       49,977

  ING MFS TOTAL RETURN
      AUV at Beginning of Period            $17.91       $19.30       $19.80 (1)
      AUV at End of Period                  $20.44       $17.91       $19.30
      Number of Accumulation Units
         Outstanding at End of Period      365,773      192,907       77,305

  ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.83       $11.14       $10.77 (1)
      AUV at End of Period                  $12.11       $11.83       $11.14
      Number of Accumulation Units
         Outstanding at End of Period      413,995      390,105       70,210

  ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period            $10.00 (6)
      AUV at End of Period                  $10.78
      Number of Accumulation Units
         Outstanding at End of Period       18,268

  ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $8.34       $11.46       $12.20 (1)
      AUV at End of Period                  $11.32        $8.34       $11.46
      Number of Accumulation Units
         Outstanding at End of Period      453,453      381,030      202,778

  ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $7.87       $10.45       $11.45 (1)
      AUV at End of Period                  $10.10        $7.87       $10.45
      Number of Accumulation Units
         Outstanding at End of Period      226,875      215,195       96,447

  ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $24.75       $25.20       $25.11 (1)
      AUV at End of Period                  $30.30       $24.75       $25.20
      Number of Accumulation Units
         Outstanding at End of Period      322,552      217,796       93,509

  ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $18.11       $21.34       $21.78 (1)
      AUV at End of Period                  $22.16       $18.11       $21.34
      Number of Accumulation Units
         Outstanding at End of Period      199,468       94,236       36,453

  ING UBS U.S. BALANCED
      AUV at Beginning of Period             $7.12 (8)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period       84,959

Access - 133972

                                      A73

                                             2003         2002         2001
                                           -------------------------------------
  ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $9.40        $7.78
      Number of Accumulation Units
         Outstanding at End of Period       38,293          852

  ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $8.80       $10.00 (4)
      AUV at End of Period                  $10.85        $8.80
      Number of Accumulation Units
         Outstanding at End of Period      104,916       34,646

  ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $16.77       $20.13       $21.43 (1)
      AUV at End of Period                  $20.97       $16.77       $20.13
      Number of Accumulation Units
         Outstanding at End of Period      120,772       69,528       27,685

  ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $24.84       $25.36       $23.72 (1)
      AUV at End of Period                  $33.44       $24.84       $25.36
      Number of Accumulation Units
         Outstanding at End of Period       88,514       48,341       16,849

  ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.58       $10.00 (4)
      AUV at End of Period                  $10.97       $10.58
      Number of Accumulation Units
         Outstanding at End of Period       49,929       93,174

  ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $5.19        $7.75       $10.11 (1)
      AUV at End of Period                   $6.71        $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period      100,540       49,553        5,215

  ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period            $10.00 (5)
      AUV at End of Period                   $8.79
      Number of Accumulation Units
         Outstanding at End of Period      129,806

  ING VP MAGNACAP
      AUV at Beginning of Period             $7.00        $9.30       $10.11 (1)
      AUV at End of Period                   $8.94        $7.00        $9.30
      Number of Accumulation Units
         Outstanding at End of Period       14,130       27,970       11,700

  ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $4.55        $8.28       $10.01 (1)
      AUV at End of Period                   $6.16        $4.55        $8.28
      Number of Accumulation Units
         Outstanding at End of Period      198,039      177,135       29,300

  ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $5.09        $6.92        $8.32 (1)
      AUV at End of Period                   $6.42        $5.09        $6.92
      Number of Accumulation Units
         Outstanding at End of Period      101,857       78,478       27,011

  INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $7.56       $10.23       $10.00 (2)
      AUV at End of Period                   $9.44        $7.56       $10.23
      Number of Accumulation Units
         Outstanding at End of Period      113,659       45,837        5,379

  INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $8.39       $10.00 (4)
      AUV at End of Period                  $10.55        $8.39
      Number of Accumulation Units
         Outstanding at End of Period       18,403        7,579

Access - 133972

                                      A74

                                             2003         2002         2001
                                           -------------------------------------
  INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $7.76        $9.33       $10.00 (2)
      AUV at End of Period                   $9.83        $7.76        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       45,305       32,860          107

  INVESCO VIF UTILITIES
      AUV at Beginning of Period             $6.29        $8.08       $10.00 (2)
      AUV at End of Period                   $7.22        $6.29        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       54,391        2,946           --

  JENNISON PORTFOLIO
      AUV at Beginning of Period             $4.18        $6.21        $7.17 (1)
      AUV at End of Period                   $5.29        $4.18        $6.21
      Number of Accumulation Units
         Outstanding at End of Period      133,897      158,536       88,316

  PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.45        $9.79        $9.74 (1)
      AUV at End of Period                  $11.35        $9.45        $9.79
      Number of Accumulation Units
         Outstanding at End of Period      423,315      218,538       92,431

  PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $7.73        $9.91       $10.90 (1)
      AUV at End of Period                   $9.85        $7.73        $9.91
      Number of Accumulation Units
         Outstanding at End of Period      117,178      103,647       74,639

  PIONEER FUND VCT
      AUV at Beginning of Period             $7.38        $9.35       $10.00 (2)
      AUV at End of Period                   $8.90        $7.38        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       38,234       21,067           --

  PIONEER MID CAP VALUE
      AUV at Beginning of Period             $9.27       $10.70       $10.00 (2)
      AUV at End of Period                  $12.42        $9.27       $10.70
      Number of Accumulation Units
         Outstanding at End of Period      193,871       74,644          598

  PROFUND VP BULL
      AUV at Beginning of Period             $6.57        $8.84       $10.00 (1)
      AUV at End of Period                   $8.07        $6.57        $8.84
      Number of Accumulation Units
         Outstanding at End of Period       55,447       19,327        4,584

  PROFUND VP EUROPE 30
      AUV at Beginning of Period             $5.96        $8.22       $10.05 (1)
      AUV at End of Period                   $8.09        $5.96        $8.22
      Number of Accumulation Units
         Outstanding at End of Period       51,496       30,092       15,212

  PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $9.34
      Number of Accumulation Units
         Outstanding at End of Period        2,400

  PROFUND VP SMALL CAP
      AUV at Beginning of Period             $7.11        $9.38       $10.00 (1)
      AUV at End of Period                   $9.92        $7.11        $9.38
      Number of Accumulation Units
         Outstanding at End of Period      143,775       83,442        3,530

  SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $4.04        $5.35        $7.28 (1)
      AUV at End of Period                   $5.49        $4.04        $5.35
      Number of Accumulation Units
         Outstanding at End of Period      134,829       39,549       24,815

Access - 133972
                                      A75

  FOOTNOTES
  (1)  Fund First Available during May 2001
  (2)  Fund First Available during November 2001
  (3)  Fund First Available during December 2001
  (4)  Fund First Available during May 2002
  (5)  Fund First Available during August 2003
  (6)  Fund First Available during September 2003
  (7)  Fund First Available during October 2003
  (8)  Fund First Available during November 2003

Access - 133972
                                      A76

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

List of Fund Name Changes
------------------------------------------------------------------------------------------
Former Fund Name                                     Current Fund Name
ING Goldman Sachs Internet Tollkeeper Portfolio      ING Goldman Sachs Tollkeeper Portfolio
ING Mercury Fundamental Growth Portfolio             ING Mercury LargeCap Growth Portfolio
ING MFS Research Portfolio                           ING Oppenheimer Main Street Portfolio
ING VP Bond Portfolio                                ING VP Intermediate Bond Portfolio
INVESCO VIF - Leisure Fund (Series I)                AIM V.I. Leisure Fund (Series I)
INVESCO VIF - Utilities Fund (Series I)              AIM V.I. Utilities Fund (Series I)

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Investors Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio (Class S)                        Seeks capital appreciation. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its
    Investment Adviser:  Directed Services, Inc.                  assets in equity securities of mid-capitalization companies.
    Investment Subadviser: A I M Capital Management, Inc.


Access - 133972                        B1

-------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
                                                                  companies. The Portfolio normally invests substantially all
    Investment Adviser: Directed Services, Inc.                   of its assets in high-quality common stocks that Alliance
    Investment Subadviser: Alliance Capital Management, L.P.      expects to increase in value.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                               Seeks to make your investment grow.  The Portfolio
                                                                  operates as a "feeder fund" which invests all of its
    Investment Adviser: ING Investments, LLC                      assets in the "master fund" which is Class 2 shares of the
    Investment Subadviser: Capital Research and Management        Growth Fund, a series of American Funds Insurance Series(R),
    Company                                                       a registered open-end investment company.  The master fund invests primarily in common stocks of companies that
                                                                  appear to offer superior opportunities for growth of
                                                                  capital.  The Growth Fund is designed for investors
                                                                  seeking long-term capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio                        Seeks to make your investment grow and provide you with
                                                                  income over time.  The Portfolio operates as a "feeder
    Investment Adviser:  ING Investments, LLC                     fund" which invests all of its assets in the "master fund"
    Investment Subadviser:  Capital Research and Management       which is Class 2 shares of the Growth-Income Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends.  The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio                        Seeks to make your investment grow over time.  The
                                                                  Portfolio operates as a "feeder fund" which invests all of
    Investment Adviser:  ING Investments, LLC                     its assets in the "master fund" which is Class 2 shares of
    Investment Subadviser:  Capital Research and Management       the International Fund, a series of American Funds
    Company                                                       Insurance Series(R), a registered open-end investment
                                                                  company.  The master fund invests primarily in common
                                                                  stocks of companies located outside the United States.
                                                                  The International Fund is designed for investors seeking
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio                    Seeks long-term growth of capital and income. The Portfolio
    (Class S)                                                     Manager seeks to achieve the Portfolio's investment
                                                                  objective by investing, under normal market conditions, at
    Investment Adviser:  Directed Services, Inc.                  least 80% of its assets in equity and equity-related
    Investment Subadviser: Capital Guardian Trust Company         securities of companies with market capitalizations greater than $1 billion at the time of investment.
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. This portfolio is not
                                                                  diversified. The Portfolio invests primarily in common
    Investment Adviser:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    Investment Subadviser: Capital Guardian Trust Company         The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
-------------------------------------------------------------------------------------------------------------------------------

Access - 133972                                       B2

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio                          Seeks long-term capital appreciation. The Portfolio invests
    (Class S)                                                     at least 80% of its assets in equity securities of small
                                                                  capitalization ("small-cap") companies.
    Investment Adviser:  Directed Services, Inc.
    Investment Subadviser: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio (Class S)                          Seeks capital appreciation.  The Portfolio normally invests at least 80% of its assets in securities of issuers located
    Investment Adviser:  Directed Services, Inc.                  in at least three countries with emerging securities
    Investment Subadviser: ING Investment Management Advisors     markets.  The Portfolio may invest up to 20% of its assets
    B.V.                                                          in securities of U.S. and other developed market issuers,
                                                                  including investment-grade debt securities of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio
    (Class S)                                                     Seeks capital appreciation. Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)             objective. The Portfolio normally invests at least 80% of
                                                                  its assets in equity securities of domestic and foreign
    Investment Adviser:  Directed Services, Inc.                  issuers that meet quantitative standards relating to
    Investment Subadviser: Eagle Asset Management, Inc.           financial soundness and high intrinsic value relative to
                                                                  price.
-------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Health Sciences Portfolio                           A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  The Portfolio normally invests at least 80% of its assets in the equity securities of healthcare companies.
    Investment Adviser: Directed Services, Inc.                   The Portfolio may invest in securities of relatively
    Investment Subadviser: Evergreen Investment Management Co.,   well-known and large companies as well as small- and
    Inc.                                                          medium- sized companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Omega Portfolio (Class S)                           Seeks long-term capital growth.  The Portfolio invests
                                                                  primarily in common stocks and securities convertible into
    Investment Adviser: Directed Services, Inc.                   common stocks of U.S. companies across all market
    Investment Subadviser: Evergreen Investment Management Co.,   capitalizations.  The Portfolio may temporarily invest up
    Inc.                                                          to 100% of its assets in high quality money market
                                                                  instruments in order to protect the value of the portfolio in response to adverse economic, political or market
                                                                  conditions.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                         Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in common stocks. The Portfolio Manager normally invests at least 80%
    Investment Adviser:  Directed Services, Inc.                  of the Portfolio's assets in securities of companies with
    Investment Subadviser: Fidelity Management & Research Co.     medium market capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
ING Goldman Sachs Tollkeeper(SM) Portfolio* (Class S)             Seeks long-term growth of capital. The Portfolio invests,
    (formerly ING Goldman Sachs Internet                          under normal circumstances, at least 80% of its net assets
    Tollkeeper Portfolio)                                         plus any borrowings for investment purposes (measured at
                                                                  time of investment) in equity investments in "Tollkeeper"
    * Goldman Sachs Tollkeeper(SM) is a service mark of Goldman   companies, which are high-quality technology, media, or
      Sachs & Co. (formerly ING Goldman Sachs Internet            service companies that adopt or use  technology to improve
      Tollkeeper Portfolio)                                       cost structure, revenue opportunities or competitive
    Investment Adviser:  Directed Services, Inc.                  advantage. The Portfolio seeks to achieve its investment
    Investment Subadviser: Goldman Sachs Asset Management, L.P.   objective by investing in equity investments of companies
                                                                  that the Portfolio Manager believes are well-positioned to benefit from the proliferation of technology.
-------------------------------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio (Class S)                               A nondiversified Portfolio that seeks long-term capital
                                                                  appreciation. The Portfolio normally invests at least 80%
    Investment Adviser:  Directed Services, Inc.                  of its assets in the equities of producers of commodities.
    Investment Subadviser: Baring International Investment
    Limited
-------------------------------------------------------------------------------------------------------------------------------


Access - 133972

                                       B3

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING International Portfolio (Class S)                             Seeks long-term growth of capital. Under normal conditions, the Portfolio invests at least 80% of its net assets and
    Investment Adviser:  Directed Services, Inc.                  borrowings for investment purposes in equity securities of
    Investment Subadviser: ING Investment Management Co.          issuers located in countries outside of the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio (Class S)                      A nondiversified Portfolio that seeks capital appreciation.
                                                                  The Portfolio invests, under normal circumstances, at least
    Investment Adviser:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    Investment Subadviser: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio                       Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity
    Investment Adviser:  Directed Services, Inc.                  securities of companies with current or emerging earnings
    Investment Subadviser: Jennison Associates, LLC               growth the Portfolio Manager believes to be not fully
                                                                  appreciated or recognized by the market.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio                           A nondiversified Portfolio that seeks capital growth over
    (Class S)                                                     the long term. Under normal market conditions, the
    (formerly ING JP Morgan Fleming Small Cap Equity Portfolio)   Portfolio invests at least 80% of its total assets in
                                                                  equity securities of small-cap companies.
    Investment Adviser:  Directed Services, Inc.
    Investment Subadviser: J.P. Morgan Investment Management
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING Julius Baer Foreign Portfolio (Class S)                       Seeks long-term growth of capital.  The Portfolio, under
                                                                  normal circumstances, invests in a wide variety of
    Investment Adviser:  Directed Services, Inc.                  international equity securities issued through the world,
    Investment Subadviser: Julius Baer Investment Management LLC  normally excluding the United States.  The Portfolio normally invests at least 80% of its assets in equity
                                                                  securities tied economically to countries outside the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class S)                          Seeks long-term growth of capital. The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)              invests in equity securities that offer the potential for
                                                                  capital growth.  The Portfolio may also invest in companies
    Investment Adviser:  Directed Services, Inc.                  with market capitalizations greater than $5 billion, but
    Investment Subadviser:  Legg Mason Funds Management, Inc.     may invest in companies of any size.  The Portfolio may
                                                                  also invest up to 25% of its total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Aggressive Growth Portfolio                         Seeks to provide growth of capital.  The Portfolio invests in a combination of ING portfolios according to a fixed
    Investment Adviser:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 100% in equity securities. Please see below
                                                                  for a list of portfolios that may be included in one or
                                                                  more of the ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Growth Portfolio                                    Seeks to provide growth of capital and some current
                                                                  income.  The Portfolio invests in a combination of ING
    Investment Adviser:  ING Investments, LLC                     portfolios according to a fixed formula that over time
                                                                  should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities. Please see
                                                                  below for a list of portfolios that may be included in one or more of the ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------

Access - 133972


                                       B4

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Growth Portfolio                           Seeks to provide growth of capital and a low to moderate
                                                                  level of current income.  The Portfolio invests in a
    Investment Adviser:  ING Investments, LLC                     combination of ING portfolios according to a fixed formula that over time should reflect an allocation of
                                                                  approximately 65% in equity securities and 35% in fixed
                                                                  income securities. Please see below for a list of
                                                                  portfolios that may be included in one or more of the ING
                                                                  LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio                                  Seeks to provide growth and capital and current income.
                                                                  The Portfolio invests in a combination of ING portfolios
    Investment Adviser:  ING Investments, LLC                     according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and
                                                                  50% in fixed income securities. Please see below for a list of portfolios that may be included in one or more of the
                                                                  ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING Liquid Assets Portfolio (Class S)                             Seeks high level of current income consistent with the
                                                                  preservation of capital and liquidity. The Portfolio
    Investment Adviser:  Directed Services, Inc.                  Manager strives to maintain a stable $1 per share net asset
    Investment Subadviser: ING Investment Management Co.          value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class S)                            Seeks capital appreciation. The Portfolio invests primarily in equity securities selected for their growth potential.
    Investment Adviser:  Directed Services, Inc.                  The Portfolio may invest in companies of any size, from
    Investment Subadviser: Marsico Capital Management, LLC        larger, well-established companies to smaller, emerging
                                                                  growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio (Class S)                       Seeks long-term growth of capital. The Portfolio invests
                                                                  primarily in a diversified portfolio consisting of equity
    Investment Adviser:  Directed Services, Inc.                  securities that the Portfolio Manager believes are
    Investment Subadviser: Mercury Advisors                       undervalued relative to its assessment of the current or
                                                                  prospective condition of the issuer.
-------------------------------------------------------------------------------------------------------------------------------
ING Mercury LargeCap Growth Portfolio                             Seeks long-term growth of capital. The Portfolio invests at
    (Class S)(formerly ING Mercury Fundalmental Growth Portfolio) least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide
    Investment Adviser:  Directed Services, Inc.                  shareholders with at least 60 days' prior notice of any
    Investment Subadviser: Mercury Advisors                       changes in this investment strategy. The Portfolio will
                                                                  invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes
                                                                  have good prospects for earnings growth.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Mid Cap Growth Portfolio (Class S)                        A nondiversified Portfolio that seeks long-term growth of
                                                                  capital. The Portfolio normally invests at least 80% of its
    Investment Adviser:  Directed Services, Inc.                  net assets in common stocks and related securities (such as
    Investment Subadviser: Massachusetts Financial Services       preferred stocks, convertible securities and depositary
    Company                                                       receipts) of companies with medium market capitalizations
                                                                  (or "mid-cap companies") which the Portfolio Manager
                                                                  believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Total Return Portfolio (Class S)                          Seeks above-average income (compared to a portfolio
                                                                  entirely invested in equity securities) consistent with the
    Investment Adviser:  Directed Services, Inc.                  prudent employment of capital. Secondarily seeks reasonable
    Investment Subadviser: Massachusetts Financial Services       opportunity for growth of capital and income. The Portfolio
    Company                                                       invests in a combination of equity and fixed income
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------


Access - 133972
                                       B5

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio (Class S)                   Seeks long-term growth of capital and future income. The
    (formerly ING MFS Research Portfolio)                         Portfolio currently invests mainly in common stocks of U.S.
                                                                  companies of different capitalization ranges, presently
    Investment Adviser:  Directed Services, Inc.                  focusing on large-capitalization issuers.  It also can buy
    Investment Subadviser: OppenheimerFunds, Inc.                 debt securities, such as bonds and debentures, but does not currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class S)                           Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio is
    Investment Adviser:  Directed Services, Inc.                  diversified and seeks to achieve its investment objective
    Investment Subadviser: Pacific Investment Management          by investing under normal circumstances at least 80% of its
    Company LLC                                                   net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of
                                                                  varying maturities.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)                          Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                         capital and prudent investment management.  The Portfolio
                                                                  normally invests at least 80% of its assets in a
    Investment Adviser:  Directed Services, Inc.                  diversified portfolio of high yield securities ("junk
    Investment Subadviser:  Pacific Investment Management         bonds") rated below investment grade but rated at least B-.
    Company LLC
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
                                                                  believes have above-average capital appreciation potential.
    Investment Adviser:  Directed Services, Inc.                  The Portfolio invests primarily in common stocks and common
    Investment Subadviser: Salomon Brothers Asset Management,     stock equivalents, such as preferred stocks and securities
    Inc.                                                          convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income. The Portfolio invests primarily in equity
                                                                  securities of U.S. companies. The Portfolio may also invest
    Investment Adviser:  Directed Services, Inc.                  in other equity securities. To a lesser degree, the
    Investment Subadviser: Salomon Brothers Asset Management,     Portfolio invests in income producing securities such as
    Inc.                                                          debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
                                                                  investment risk. The Portfolio pursues an active asset
    Investment Adviser:  Directed Services, Inc.                  allocation strategy whereby investments are allocated among
    Investment Subadviser: T. Rowe Price Associates, Inc.         three asset classes - equity securities, debt securities
                                                                  and money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. The Portfolio normally invests at least
                                                                  80% of its assets in common stocks, with 65% in the common
    Investment Adviser:  Directed Services, Inc.                  stocks of well-established companies paying above-average
    Investment Subadviser: T. Rowe Price Associates, Inc.         dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio (Class S)                         Seeks to maximize total return over the long term by
                                                                  allocating its assets among stocks, bonds, short-term
    Investment Adviser:  Directed Services, Inc.                  instruments and other investments. The Portfolio Manager
    Investment Subadviser: UBS Global Asset Management            allocates the Portfolio's assets among the following
    (Americas) Inc.                                               classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------


Access - 133972                                       B6

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Equity Growth Portfolio                            Seeks long-term capital appreciation. The Portfolio Manager
    (Class S)                                                     seeks to maximize long-term capital appreciation by
                                                                  investing primarily in growth-oriented equity securities of
    Investment Adviser:  Directed Services, Inc.                  large-capitalization U.S. and, to a limited extent, foreign
    Investment Subadviser: Van Kampen                             companies that are listed on U.S. exchanges or traded in
                                                                  U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio                         A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. The Portfolio Manager invests primarily in
                                                                  equity securities of issuers located throughout the world
    Investment Adviser:  Directed Services, Inc.                  that it believes have, among other things, resilient
    Investment Subadviser: Van Kampen                             business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size.
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, the Portfolio Manager seeks to achieve
                                                                  the Portfolio's investment objective by investing primarily
    Investment Adviser:  Directed Services, Inc.                  in what it believes to be income-producing equity
    Investment Subadviser: Van Kampen                             securities, including common stocks and convertible
                                                                  securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P")
                                                                  or by Moody's Investors Service, Inc. ("Moody's").
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S)                                                     Secondarily seeks current income. The Portfolio invests at least 80% of its assets in equity securities of companies
    Investment Adviser:  Directed Services, Inc.                  in the U.S. real estate industry that are listed on
    Investment Subadviser: Van Kampen                             national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING Partners, Inc.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio                      Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
                                                                  foreign companies that the subadviser believes have high
    Investment Adviser: ING Life Insurance and Annuity Company    growth potential. Will normally invest in securities of at
    Investment Subadviser: J.P. Morgan Fleming Asset Management   least three different countries other than the U.S. and
    (London) Ltd.                                                 will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    Investment Adviser: ING Life Insurance and Annuity Company    stocks, convertible securities and depositary receipts, of
    Investment Subadviser: Salomon Brothers Asset Management      emerging growth companies.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 Seeks long-term capital appreciation. A nondiversified
                                                                  Portfolio that under normal conditions, invests at least
    Investment Adviser:  ING Investments, LLC                     65% of net assets in equity securities of issuers located
    Investment Subadviser:  ING Investment Management Co.         in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.
-------------------------------------------------------------------------------------------------------------------------------

Access - 133972
                                       B7

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
                                                                  Index), while maintaining a market level of risk. Invests
    Investment Adviser:  ING Investments, LLC                     at least 80% of assets in stocks included in the S&P 500
    Investment Subadviser:  ING Investment Management Co.         Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                                Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
                                                                  while maintaining a market level of risk.  Invests at least
    Investment Advisor:  ING Investments, LLC Investment          80% of assets in stocks included in the S&P MidCap 400
    Subadviser:  ING Investment Management Co.                    Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks that it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.  Invests at least 80%
    Investment Advisor:  ING Investments, LLC                     of assets in stocks included in the S&P 600 Index.  The
    Investment Subadviser:  ING Investment Management Co.         subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight or avoid those stocks that it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING Variable Products Trust
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP Financial Services Portfolio                               Seeks long-term capital appreciation.  Invests, under
    (Class S)                                                     normal market conditions, at least 80% of assets in equity securities and equity equivalent securities of companies
    Investment Adviser:  ING Investments, LLC                     principally engaged in the financial services industry.  As
    Investment Subadviser:  ING Investment Management Co.         a general matter, the Portfolio expects these investments
                                                                  to be in common stocks of large-, mid- and small-sized
                                                                  companies.  May invest remaining 20% of assets in equity or debt securities of financial services companies or
                                                                  companies that are not financial services companies, and in money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration. Normally invests at least 80% of
    Investment Adviser:  ING Investments, LLC                     assets in common stocks of large companies, which are those
    Investment Subadviser:  ING Investment Management Co.         included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                  1,000 largest companies as measured by equity market
                                                                  capitalization.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio                             Seeks long-term capital appreciation.  Normally invests at
    (Class S)                                                     least 80% of assets in the common stocks of mid-sized U.S.
                                                                  companies that the subadviser believes have above average
    Investment Adviser:  ING Investments, LLC                     prospects for growth.  For this Portfolio, mid-sized
    Investment Subadviser:  ING Investment Management Co.         companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------

Access - 133972
                                       B8

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio                           Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
                                                                  lesser-known U.S. companies that are believed to have above
    Investment Adviser:  ING Investments, LLC                     average prospects for growth. For this Portfolio, smaller
    Investment Subadviser:  ING Investment Management Co.         companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell 2000 Index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S)                      Seeks to maximize total return as is consistent with
    (formerly ING VP Bond Portfolio)                              reasonable risk, through investment in a diversified
                                                                  portfolio consisting of investment-grade corporate bonds,
    Investment Adviser:  ING Investments, LLC                     and debt securities issued or guaranteed by the U.S.
    Investment Subadviser:  ING Investment Management Co.         Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                             Seeks long-term growth of capital. Seeks to meet its
    (Series II)                                                   objective by investing in securities of companies that are likely to benefit from changing demographic, economic and
    Investment Adviser:  A I M Advisors, Inc.                     lifestyle trends. These securities may include common
    Investment Subadviser:  H.S. Dent Advisors, Inc.              stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                  capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund (Series I)                                  Seeks capital growth. The Fund normally invests at least
    (formerly INVESCO VIF - Leisure Fund)                         80% of its net assets in the equity securities and
                                                                  equity-related instruments of companies engaged in the
    Investment Adviser:  A I M Advisors, Inc.                     design, production, and distribution of products related to leisure activities. These industries include, but are not
                                                                  limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets are
                                                                  not required to be invested in the sector.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (Series I)                                Seeks capital growth. It also seeks current income. The
    (formerly INVESCO VIF - Utilities Fund)                       Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of
    Investment Adviser:  A I M Advisors, Inc.                     companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long distance and wireless. A portion of the Fund's assets is not
                                                                  required to be invested in the sector.
-------------------------------------------------------------------------------------------------------------------------------


Access - 133972                           B9

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                             Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
                                                                  exceeds the composite yield on the securities comprising
    Investment Adviser: Fidelity Management & Research Co.        the Standard & Poor's 500(SM) Index. Normally invests at
    Investment Subadviser: FMR Co., Inc.                          least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class 2)                  Seeks to achieve capital appreciation. Normally invests
                                                                  primarily in common stocks of companies, investing in both
    Investment Adviser: Fidelity Management & Research Co.        domestic and foreign issuers.  Invests in either "growth"
    Investment Subadviser: FMR Co., Inc.                          stocks or "value" stocks or both.
-------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Insurance Trust
    600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund                                     Seeks long-term growth by investing primarily in small
    Investment Adviser:  Columbia Management Advisors, Inc.       capitalization equities.
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
    60 State Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                             Seeks reasonable income and capital growth. Invests in a
                                                                  broad list of carefully selected, reasonably priced
    Investment Adviser:  Pioneer Investment Management, Inc.      securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio (Class II)                    Seeks capital appreciation by investing in a diversified
                                                                  portfolio of securities consisting primarily of common
    Investment Adviser:  Pioneer Investment Management, Inc.      stocks. Normally, invests at least 80% of total assets in
                                                                  equity securities of mid-size companies, that is, companies with market values within the range of market values of
                                                                  companies included in the Russell Midcap(R) Value Index.
----------------------------------------------------------------- -------------------------------------------------------------
Pro Funds VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
----------------------------------------------------------------- -------------------------------------------------------------
ProFund VP Bull                                                   Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the S&P 500
    Investment Adviser: ProFund Advisors LLC                      Index.
----------------------------------------------------------------- -------------------------------------------------------------
ProFund VP Europe 30                                              Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the ProFunds
    Investment Adviser:  ProFund Advisors LLC                     Europe 30 Index.
----------------------------------------------------------------- -------------------------------------------------------------
ProFund VP Rising Rates Opportunity                               Seeks daily investment results, before fees and expenses,
                                                                  that correspond to one and one-quarter times (125%) the
    Investment Adviser: ProFund Advisors LLC                      inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
----------------------------------------------------------------- -------------------------------------------------------------

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Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                              Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the Russell
    Investment Adviser:  ProFund Advisors LLC                     2000 Index.
----------------------------------------------------------------- -------------------------------------------------------------
Prudential Series Fund, Inc.
    751 Broad Street, Newark, NJ  07102
----------------------------------------------------------------- -------------------------------------------------------------
Jennison Portfolio (Class II)                                     Seeks to achieve long-term growth of capital. Invests
                                                                  primarily in equity securities of major, established
    Investment Adviser:  Prudential Investments LLC               corporations that the investment adviser believes offer
    Investment Subadviser:  Jennison Associates LLC               above-average growth prospects. May invest up to 30% of
                                                                  total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
----------------------------------------------------------------- -------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)        Seeks long-term growth of capital. Invests in
(formerly SP Jennison International Growth Portfolio)             equity-related securities of foreign issuers that the
                                                                  subadviser thinks will increase in value over a period of
    Investment Adviser:  Prudential Investments LLC               years. Invests primarily in the common stock of large and
    Investment Subadviser:  William Blair & Company LLC           medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                  foreign companies operating or based in at least five
                                                                  different countries.
----------------------------------------------------------------- -------------------------------------------------------------

The following portfolios are within the current group of ING Portfolios included in one or more of the LifeStyle Portfolios:


     ING Alliance Mid Cap Growth Portfolio                    ING Salomon Brothers All Cap Portfolio
     ING JP Morgan Fleming International Portfolio            ING Salomon Brothers Investors Portfolio
     ING Julius Baer Foreign Portfolio                        ING Van Kampen Comstock Portfolio
     ING Legg Mason Value Portfolio                           ING VP Growth Portfolio
     ING Liquid Asset Portfolio                               ING VP Index Plus MidCap Portfolio
     ING Mercury Focus Value Portfolio                        ING VP Index Plus SmallCap Portfolio
     ING PIMCO Core Bond Portfolio                            ING VP Intermediate Bond Portfolio
     ING VP Small Company Portfolio                           ING PIMCO High Yield Portfolio
     ING Salomon Brothers Aggressive Growth


The following portfolios are those within the group of ING Portfolios that may be included in one or more of the ING LifeStyle Portfolios:


ING AIM Mid Cap Growth Portfolio                              ING JP Morgan MidCap Value Portfolio
ING Alliance Mid Cap Growth Portfolio                         ING Julius Baer Foreign Portfolio
ING American Century Select Portfolio                         ING Legg Mason Value Portfolio
ING American Century SmallCap Value Portfoli                  ING Liquid Asset Portfolio
ING Baron SmallCap Growth Portfolio                           ING Marsico Growth Portfolio
ING Capital Guardian Large Cap Value Portfolio                ING Mercury Focus Value Portfolio
ING Capital Guardian Managed Global Portfoliio                ING MFS Capital Opportunities Portfolio
ING Capital Guardian Small Cap Portfolio                      ING MFS Mid Cap Growth Portfolio
ING Eagle Asset Capital Appreciation Portfolio                ING MFS Total Return Portfolio
ING Evergreen Omega Portfolio                                 ING Oppenheimer Main Street Portfolio
ING FMR Diversified Mid Cap Portfolio                         ING OpCap Balanced Value Portfolio
ING International Portfolio                                   ING PIMCO Core Bond Portfolio
ING Janus Special Equity Portfolio                            ING PIMCO High Yield Portfolio
ING Jennison Equity Opportunities Portfolio                   ING Salomon Brothers Aggressive Growth Portfolio
ING JPMorgan Fleming International Portfolio                  ING Salomon Brothers All Cap Portfolio
ING JPMorgan Small Cap Equity Portfolio                       ING Salomon Brothers Investors Portfolio



Access - 133972


                                      B11

ING T. Rowe Price Capital Appreciation Portfolio              ING VP Growth & Income Portfolio
ING T. Rowe Price Diversified MidCap Portfolio                ING VP Growth Portfolio
ING T. Rowe Price Equity Income Portfolio                     ING VP Index Plus LargeCap Portfolio
ING T. Rowe Price Growth Equity Portfolio                     ING VP Index Plus MidCap Portfolio
ING UBS U.S. Balanced Portfolio                               ING VP Index Plus SmallCap Portfolio
ING UBS U.S. Large Cap Equity Portfolio                       ING VP MidCap Opportunities Portfolio
ING Van Kampen Comstock Portfolio                             ING VP Small Company Portfolio
ING Van Kampen Equity Growth Portfolio                        ING VP SmallCap Opportunities Portfolio
ING Van Kampen Global Franchise Portfolio                     ING VP Value Opportunity Portfolio
ING Van Kampen Growth and Income Portfolio                    ING VP Worldwide Growth Portfolio
ING VP Balanced Portfolio
ING VP Intermediate Bond Portfolio


The prospectus for the ING LifeStyle Portfolio contains information about the underlying portfolios included in the ING LifeStyle Portfolio.

Access - 133972                       B12

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                 Fixed Account I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed

Access - 133972                       C1
interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

Access - 133972                      C2

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account I.

Access - 133972                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

Access - 133972                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------


                    Special Funds and Excluded Funds Examples


Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB if 50% invested                      7% MGDB if 0% invested                   7% MGDB if 100% invested
            in Special Funds                            in Special Funds                          in Special Funds
-----------------------------------------    ---------------------------------------    --------------------------------------
End of Yr   Covered   Special    Total       End of Yr  Covered    Special   Total       End of Yr  Covered  Special   Total
      0       500       500      1,000            0      1,000        --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070        --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145        --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225        --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311        --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403        --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501        --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606        --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718        --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838        --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967        --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------

-----------------------------------------    ---------------------------------------
       7% MGDB if transferred to                   7% MGDB if transferred to
             Special Funds                               Covered Funds
       at the beginning of year 6                  at the beginning of year 6
-----------------------------------------    ---------------------------------------
End of Yr   Covered   Special    Total       End of Yr  Covered  Special    Total
      0      1,000         --     1,000            0          --    1,000     1,000
      1      1,070         --     1,070            1          --    1,000     1,000
      2      1,145         --     1,145            2          --    1,000     1,000
      3      1,225         --     1,225            3          --    1,000     1,000
      4      1,311         --     1,311            4          --    1,000     1,000
      5      1,403         --     1,403            5          --    1,000     1,000
      6         --      1,403     1,403            6       1,070       --     1,070
      7         --      1,403     1,403            7       1,145       --     1,145
      8         --      1,403     1,403            8       1,225       --     1,225
      9         --      1,403     1,403            9       1,311       --     1,311
     10         --      1,403     1,403           10       1,403       --     1,403
-----------------------------------------    ---------------------------------------


Access - 133972                       E1

Example #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

        -----------------------------------------------------------------------------
                         7% MGDB if 50% invested in Excluded Funds
        -----------------------------------------------------------------------------
                         Covered           Excluded            Total
                    --------------------------------------------------------
                                                                             Death
         End of Yr  7% MGDB     AV     7% MGDB     AV    7% MGDB     AV     Benefit
             0        500      500       500      500     1,000     1,000    1,000
             1        535      510       535      510     1,045     1,020    1,045
             2        572      490       572      490     1,062       980    1,062
             3        613      520       613      520     1,133     1,040    1,133
             4        655      550       655      550     1,205     1,100    1,205
             5        701      450       701      450     1,151       900    1,151
             6        750      525       750      525     1,275     1,050    1,275
             7        803      600       803      600     1,403     1,200    1,403
             8        859      750       859      750     1,609     1,500    1,609
             9        919      500       919      500     1,419     1,000    1,419
             10       984      300       984      300     1,284       600    1,284
        -----------------------------------------------------------------------------
        ---------------------------------------       --------------------------------------
                 7% MGDB if 0% invested                      7% MGDB if 100% invested
                   in Excluded Funds                            in Excluded Funds
        ---------------------------------------       --------------------------------------
                         Covered                                     Excluded
                   --------------------                        ---------------------
                                        Death                                         Death
        End of Yr   7% MGDB     AV      Benefit      End of Yr 7% MGDB"      AV      Benefit
            0        1,000     1,000     1,000           0       1,000     1,000      1,000
            1        1,070     1,020     1,070           1       1,070     1,020      1,020
            2        1,145       980     1,145           2       1,145       980        980
            3        1,225     1,040     1,225           3       1,225     1,040      1,040
            4        1,311     1,100     1,311           4       1,311     1,100      1,100
            5        1,403       900     1,403           5       1,403       900        900
            6        1,501     1,050     1,501           6       1,501     1,050      1,050
            7        1,606     1,200     1,606           7       1,606     1,200      1,200
            8        1,718     1,500     1,718           8       1,718     1,500      1,500
            9        1,838     1,000     1,838           9       1,838     1,000      1,000
            10       1,967       600     1,967           10      1,967       600       600
        ---------------------------------------       --------------------------------------

Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)


Access - 133972                        E2

 -------------------------------------------------------------------------------
                 Transfer from Covered Funds to Excluded Funds
                           at the beginning of year 6
 -------------------------------------------------------------------------------
                 Covered            Excluded            Total
            ---------------------------------------------------------
               7%                  7%                  7%                Death
  End of Yr   MGDB      AV       MGDB       AV       MGDB       AV      Benefit
      --     1,000     1,000        --        --     1,000     1,000     1,000
      1      1,050     1,020        --        --     1,050     1,020     1,050
      2      1,103       980        --        --     1,103       980     1,103
      3      1,158     1,040        --        --     1,158     1,040     1,158
      4      1,216     1,100        --        --     1,216     1,100     1,216
      5      1,276       900        --        --     1,276       900     1,276
      6         --        --     1,340     1,050     1,050     1,050     1,050
      7         --        --     1,407     1,200     1,200     1,200     1,200
      8         --        --     1,477     1,500     1,500     1,500     1,500
      9         --        --     1,551     1,000     1,000     1,000     1,000
     10         --        --     1,629       600       600       600       600
 -------------------------------------------------------------------------------

Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
      (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

 -------------------------------------------------------------------------------
                 Transfer from Excluded Funds to Covered Funds
                           at the beginning of year 6
                 Covered            Excluded            Total
            ---------------------------------------------------------
                7%                  7%                  7%                Death
  End of Yr    MGDB       AV      MGDB       AV       MGDB       AV      Benefit
     --          --        --     1,000     1,000    1,000     1,000     1,000
     1           --        --     1,050     1,020    1,020     1,020     1,020
     2           --        --     1,103       980      980       980       980
     3           --        --     1,158     1,040    1,040     1,040     1,040
     4           --        --     1,216     1,100    1,100     1,100     1,100
     5           --        --     1,276       900      900       900       900
     6          945     1,050        --        --      945     1,050     1,050
     7          992     1,200        --        --       992    1,200     1,200
     8        1,042     1,500        --        --     1,042    1,500     1,500
     9        1,094     1,000        --        --     1,094    1,000     1,094
     10       1,149       600        --        --     1,149      600     1,149
 -------------------------------------------------------------------------------

Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
      Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


Access - 133972                        E3

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------


 Examples of Adjustments to the MGWB Withdrawal Account and the Maximum Annual
  Withdrawal Amount for Withdrawals in Excess of the Maximum Annual Withdrawal
                      Amount ("Excess Withdrawal Amount")


Example #1: Owner has invested only in Covered Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds


Access - 133972                        F1

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).



Access - 133972                        F2

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


Access - 133972                        F3

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------


             Death Benefits for May-2002 and Yr-2003 Contract Owners


The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. Please note that the 7% Solution Enhanced Death Benefit is no longer available as a standalone death benefit, but the calculation is used to determine the Max 7 Enhanced Death Benefit.



The 7% Solution Enhanced Death Benefit is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the

Access - 133972                        G1

7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.


Access - 133972                        G2

                                   [LOGO] ING

                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------


Access-133972                                                         12/22/2004

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                             DATED DECEMBER 22, 2004

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                                ("PROSPECTUSES")

                     FOR USE ONLY IN THE STATE OF WASHINGTON

The information in this supplement updates and amends certain information contained in your current variable annuity prospectus. You should read and keep this supplement along with the prospectus. For Contracts issued in the State of Washington, the following provisions apply:

     1.   The Fixed Account is not available.

     2. The following amendments are made to the section entitled, "Minimum Guaranteed Income Benefit Rider (MGIB)":

          a.   The Fixed Interest Division is designated as an Excluded Fund.

          b. The section entitled, "Determining the MGIB Charge Base" is amended as follows:

               The MGIB Charge Base is a percentage of the greatest sum of the MGIB Charge Base for Covered Funds and the MGIB Charge Base for Special Funds, on any date since the date on which the last charge was deducted, or the rider date for the first deduction.

        c. The quarterly charge for the MGIB rider is deducted only from the contract value of the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division.

   3. The following describes the death benefit options for Contracts issued for delivery in the State of Washington. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

        We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

               1)   the contract value; and

               2)   the cash surrender value.

        The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

        The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a pro-rata adjustment for any withdrawal.

        THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal. ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

        For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

        The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit The 5.5% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

               1)   the Standard Death Benefit;

               2)   the floor; and

               3) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.


        The 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below.

        Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

        Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the contract value transferred.

        Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds. THE FLOOR FOR THE 5.5 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

        The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER OF:
1)       the Standard Death Benefit; and

2) the Annual Ratchet Minimum Guaranteed Death Benefit. The Annual Ratchet Minimum Guaranteed Death Benefit equals:

               1)   the initial premium payment;

               2) increased dollar for dollar by any premium added after issue;

               3) adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

        Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn. The amount of the pro-rata adjustment for withdrawals will equal (a) times (b) divided by
        (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

        The MAX 5.5 ENHANCED DEATH BENEFIT equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. Note:
        In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

        DEATH BENEFIT FOR EXCLUDED FUNDS

        We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided.

        We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

        For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

        Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

        Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

  4. The charges, fees and expenses are as described in the prospectus for the applicable variable annuity contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit are as follows:

---------------------------------------------------------------------------
     PRODUCT                                           MAX 5.5

---------------------------------------------------------------------------
---------------------------------------------------------------------------
   Access                                               1.95%
   ESII*                                                1.65%
   Landmark**                                           1.90%
   Premium Plus                                         1.80%
---------------------------------------------------------------------------
   * Includes Generations, Opportunities and Wells Fargo Opportunities
 **  Includes Wells Fargo Landmark

---------------------------------------------------------------------------


       The mortality and expense risk charge is deducted each business day at the rate of 0.005395% (Access), 0.004558% (ESII), 0.005255%
       (Landmark) or 0.0049767% (Premium Plus) for each day since the previous business day.


ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

                                     PART B

The Statement of Additional Information, dated May 1, 2004, is incorporated into Part B of this Post-Effective Amendment No. 29 by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-28769), as filed on April 15, 2004.


                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein.
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule I
          Summary of Investments - Other than Investments in Affiliates
                             As of December 31, 2003
                                   (Millions)



                                                                                                              Amount
                                                                                                             Shown on
Type of Investments                                                        Cost             Value*         Balance Sheet
                                                                      ---------------   ---------------   ----------------
Fixed maturities:
    U.S. government and government agencies and authorities           $         23.8    $         23.9    $          23.9
    State, municipalities and political subdivisions                             5.0               4.6                4.6
    Public utilities securities                                                482.1             514.1              514.1
    Other U.S. corporate securities                                          2,630.8           2,747.4            2,747.4
    Foreign securities (1)                                                     628.2             653.0              653.0
    Mortgage-backed securities                                                 790.0             791.4              791.4
    Other asset-backed securities                                              487.1             488.9              488.9
                                                                      ---------------   ---------------   ----------------
           Total fixed maturities                                            5,047.0           5,223.3            5,223.3
                                                                      ---------------   ---------------   ----------------
Total equity securities                                                          5.3               5.6                5.6
                                                                      ---------------   ---------------   ----------------
Short term investments                                                          17.7              17.7               17.7
Mortgage loans                                                                 847.6             878.1              847.6
Policy loans                                                                    17.5              17.5               17.5
                                                                      ---------------   ---------------   ----------------
           Total other investments                                    $        882.8    $        913.3    $         882.8
                                                                      ===============   ===============   ================


*    See Notes 2 and 3 of Notes to Consolidated  Financial  Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule IV
                             Reinsurance Information
         As of and for the years ended December 31, 2003, 2002 and 2001
                                   (Millions)



                                                                                                        Percentage of
(Millions)                                   Gross           Ceded         Assumed          Net         assumed to net
                                          -------------   -------------  -------------  -------------   ---------------

Year ended December 31, 2003
Life insurance in force                     $ 154.0          $ 79.3          $ -           $ 74.7              0.0%

Year ended December 31, 2002
Life insurance in force                     $ 158.7          $ 90.7          $ -           $ 68.0              0.0%

Year ended December 31, 2001
Life insurance in force                     $ 169.3          $ 94.8          $ -           $ 74.5              0.0%



(b)

EXHIBITS

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
   (b) Dealers Agreement. (1)
   (c) Organizational Agreement (1)
   (d) Assignment Agreement for Organizational Agreement. (1)
   (e) Amendment to the Distribution Agreement between ING USA and DSI. (17)

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract. (3)
   (b) Group Deferred Combination Variable and Fixed Annuity Contract. (3)
   (c) Individual Deferred Variable Annuity Contract. (3)
   (d) Individual Retirement Annuity Rider. (12)
   (e) ROTH Individual Retirement Annuity Rider. (12)
   (f) Minimum Guaranteed Income Benefit Rider. (11)
   (g) Minimum Guaranteed Withdrawal Benefit Rider. (16)
   (h) Minimum Guaranteed Withdrawal Benefit with Reset and Step Up Option. (16)
   (i) Living Benefit Rider Endorsement (Inforce Riders). (16)
   (j) Death Benefit Endorsement No.1 (7% Solution Enhanced). (16)
   (k) Death Benefit Endorsement No.2 (Ratchet Enhanced). (16)
   (l) Death Benefit Endorsement No.3 (Standard). (16)
   (m) Death Benefit Endorsement No.4 (Max 7 Enhanced). (16)
   (n) Death Benefit Endorsement No.5 (Base Death Benefit). (16)
   (o) Death Benefit Endorsement No.6 (Inforce Contracts). (16)
   (p) Earnings Enhancement Death Benefit Rider. (7)
   (q) Simple Retirement Annuity Rider. (12)
   (r) 403(b) Retirement Annuity Rider. (12)
   (s) Company Address and Name Change Endorsement. (16)

(5)(a) Individual Deferred Combination Variable and Fixed Annuity
        Application. (15)
   (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form.(4)

(6)(a) Amended and Restated Articles of Incorporation of
       ING USA Annuity and Life Insurance Company, dated (01/01/04). (16)
   (b) Amended and Restated By-Laws of ING USA annuity and Life
       Insurance Company, dated (01/01/04). (16)
   (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (3)
   (d) Articles of Merger and Agreement and Plan of Merger of
       USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). (16)

(7)  Not applicable

(8)(a) Participation Agreement between Golden American and The PIMCO Variable Insurance Trust. (3)
   (b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa. (2)
   (c) Service Agreement between Golden American and Directed Services, Inc. (2)
   (d) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (5)
   (e) Amendment to the Participation Agreement between Golden American and The Prudential Series Fund, Inc. (6)
   (f) Form of Participation Agreement between Golden American and ProFunds. (8)
   (g) Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies. (9)
   (h) Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. (9)
   (i) Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies. (9)
   (j) Participation Agreement between Golden American and ING Variable Products Trust. (10)
   (k) Participation Agreement between Golden American and ING Variable Insurance Trust. (10)
   (l) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (10)
   (m) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (10)
   (n) Participation Agreement between Golden American and Pioneer Variable Contracts Trust. (10)
   (o) Participation Agreement between Golden American and Fidelity Distributors Corporation. (10)
   (p) Form of Participation Agreement between Golden American, American Funds Insurance Series and Capital Research and Management Company. (14)

(9)  Opinion and Consent of James A. Shuchart, Esq.

(10)(a) Consent of Independent Registered Public Accounting Firm
    (b) Consent of James A. Shuchart, Esq., incorporated in Item 9 of this Part C, together with the Opinion of James Shuchart, Esq.

(11) Not applicable

(12) Not applicable

(13) Not applicable

(14) Not applicable

(15) Powers of Attorney.

-------------------------------

1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

2) Incorporated herein to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28769, 811-5626).

3) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

4) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).

5) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28769, 811-5626).

6) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28769, 811-5626).

7) Incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 23, 2001 (File Nos. 333-28769, 811-5626).

8) Incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-5626).

9) Incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 14, 2001 (File Nos. 333-28769, 811-5626).

10) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 033-23351, 811-5626).

11) Incorporated herein by reference to Post-Effective Amendment No. 20 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 28, 2002 (File Nos. 333-28769, 811-5626).

12) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

13) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

14) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319).

15) Incorporated herein by reference to Post-Effective Amendment No. 24 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on November 12, 2003 (File Nos. 333-28769, 811-5626).

16) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

17) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Harry Stout            ING USA Annuity and Life In. Co. President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Jacques de Vaucleroy   ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Catherine H. Smith     ING Life Insurance and           Director
                       Annuity Company
                       151 Farmington Avenue
                       Hartford, CT  06156

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Life Insurance and           Senior Vice President
                       Annuity Company
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and Chairman
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Andrew D. Chua         ING Institutional                President, ING
                       1290 Broadway                    Institutional Markets
                       Denver, CO  80203

David A. Wheat         ING Insurance Operations         Chief Financial Officer
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

Roger W. Fisher        ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Chief Accounting
                       Atlanta, GA  30327-4390          Officer

David L. Jacobson      ING USA Annuity and Life In. Co. Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA
Annuity and Life Insurance Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of November 30, 2004, there are 198,292 qualified contract owners and 160,419 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Matthew J. Rider               Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

James A. Shuchart              Secretary and General Counsel

(c)
             2003 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $270,633,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 21st day of December, 2004.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Harry Stout*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 21, 2004.


Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry Stout*

                             Chief Accounting Officer
--------------------
Roger W. Fisher*



                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*
Chief Financial Officer      (principle accounting officer)


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM                EXHIBIT                                            PAGE #
----                -------                                           --------

9          Opinion and Consent of James A. Shuchart                   EX-99.B9

10(a)      Consent of Independent Registered Public
           Accounting Firm                                            EX-99.B10A

15         Powers of Attorney                                         EX-99.B15